As Filed with the U.S. Securities and Exchange Commission on April 14, 2023
1933 Act File No. 033-14567
1940 Act File No. 811-05188

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 83	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 83
(Check appropriate box or boxes.)
________________
American Century Variable Portfolios, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: May 1, 2023

It is proposed that this filing will become effective (check appropriate box)
☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2023, 8:30 a.m. (Central Time) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

May 1, 2023

American Century Investments
Prospectus

VP Avantis Global Equity Allocation Fund
Class I (AVVPX)
Class II (AVVAX)
Class Y (AVVYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	5
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	9
Additional Policies Affecting Your Investment	11
Share Price, Distributions and Taxes	13
Multiple Class Information	14
Financial Highlights	14

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	0.65%	0.65%	0.30%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses[1]	0.00%	0.00%	0.00%
Acquired Fund Fees and Expenses[1]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.86%	1.11%	0.51%
Fee Waiver[2]	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%	0.90%	0.30%
1    Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
2    The advisor will waive a portion of the fund’s management fee equal to the expenses attributable to the management fees of American Century-advised underlying funds. The amount of this waiver will fluctuate depending on the fund’s daily allocations to such funds. This waiver is expected to remain in effect permanently, and it cannot be terminated without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class I	$67	$208
Class II	$92	$287
Class Y	$31	$97

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. Because the fund is new, the fund’s portfolio turnover rate is not available.
Principal Investment Strategies
VP Avantis Global Equity Allocation Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in Avantis exchange-traded funds (ETFs) and other mutual funds (collectively, the underlying funds). The underlying funds generally represent a broadly diversified basket of equity securities that seek to overweight securities that the portfolio managers expect, based on factors such as company size, profitability and value attributes, to have higher returns or better risk characteristics than the fund’s benchmark, the MSCI All Country World IMI Index, which is a passive, global market-cap weighted index.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.
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	Target Weight	Target Range
U.S. Equity	57%	50% to 75%
Avantis U.S. Equity ETF
Avantis Responsible U.S. Equity ETF
Avantis U.S. Small Cap Equity ETF
Avantis U.S. Large Cap Value ETF
Avantis U.S. Small Cap Value ETF
VP Capital Appreciation Fund
	Target Weight	Target Range
Non-U.S. Developed Markets	27%	20% to 50%
Avantis International Equity ETF
Avantis Responsible International Equity ETF
Avantis International Large Cap Value ETF
Avantis International Small Cap Value ETF
Emerging Markets	8%	0% to 25%
Avantis Emerging Markets Equity ETF
Avantis Responsible Emerging Markets Equity ETF
Avantis Emerging Markets Value ETF
Sector Equity	8%	0% to 15%
Avantis Real Estate ETF
Avantis Inflation Focused Equity ETF
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The U.S. vs. non-U.S. allocations across geographies will be predicated on each region’s relative market capitalization within the total global equity market, with a home bias toward the U.S. (as reflected in the target ranges). Under normal market conditions, the fund (via the underlying funds) will invest at least 30% of its assets in securities of issuers located outside the United States and will allocate its assets among at least three different countries (one of which may be the United States). The portfolio managers will review the fund’s allocations at least weekly to determine whether rebalancing is appropriate and will rebalance the fund as necessary to keep the allocations within the target ranges. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Allocation Risk — The fund’s performance and risks depend in part on the managers’ skill in selecting and weighting the underlying funds, and implementing any deviations from the target range. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks — The fund’s performance and risks reflect the performance and risks of the underlying funds in which it invests, and the fund will indirectly bear its proportional share of operating costs of the underlying funds it holds. The fund’s investment in other funds advised by American Century Investments may create a conflict of interest for the fund’s advisor.
•Equity Securities Risk — The underlying funds invest in equity securities. The value of equity securities may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political
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or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•Foreign Securities Risk — Some of the underlying funds invest in foreign securities. Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Emerging Market Risk — Some of the underlying funds invest in emerging markets securities. Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the Public Company Accounting Oversight Board (PCAOB) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares of the underlying funds that are ETFs may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchasing or selling ETF shares.
•Small- and Mid-Cap Stock Risks — Stocks of smaller companies may be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent an underlying fund invests in these companies, it may take on more risk.
•Cash Transactions Risk — The underlying funds that are ETFs may effect their creations and redemptions for cash, rather than for in-kind securities. Therefore, they may be required to sell portfolio securities and subsequently recognize gains on such sales that they might not have recognized if they were to distribute portfolio securities in-kind. As such, the fund’s investments may be less tax-efficient than investments in ETFs that distribute portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the underlying funds sold and redeemed shares in-kind.
•Style Risk — If at any time the market is not favoring the fund’s value- and profitability-oriented investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the companies whose securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Market Trading Risk — The underlying funds that are ETFs face numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process. Any of these factors, among others, may lead to an underlying fund’s shares trading at a premium or discount to NAV. Thus, the fund may pay more (or less) than NAV when it buys shares of the underlying funds in the secondary market, and it may receive less (or more) than NAV when it sells those shares in the secondary market.
•Real Estate Investing Risk — If an underlying fund invests in real estate, it may be subject to many of the same risks as a direct investment in real estate. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters. This is due to the fact that the value of the underlying fund’s investments may be affected by the value of the real estate owned by the companies in which it invests.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the underlying funds that are ETFs. These underlying funds may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to the underlying fund and no other authorized participant is able to step forward to process creation and/or redemption orders, the underlying fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
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Fund Performance
The fund’s performance history is not available as of the date of this prospectus. When the fund has investment results for a full calendar year, this section will feature charts that show annual total returns, highest and lowest quarterly returns and average annual total returns for the fund. These charts will provide some indication of the risks of investing in the fund by showing changes in the fund’s performance from year to year and by showing how the fund’s average annual returns compare with those of a broad measure of market performance. For current performance information, please visit americancentury.com.
Performance information is designed to help you see how fund returns can vary. Keep in mind that past performance (before and after taxes) does not predict how the fund will perform in the future.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Eduardo Repetto, Chief Investment Officer of Avantis Investors, has been a member of the team that manages the fund since the fund’s inception in 2023.
Mitchell Firestein, Senior Portfolio Manager, has been a member of the team that manages the fund since the fund’s inception in 2023.
Daniel Ong, Senior Portfolio Manager, has been a member of the team that manages the fund since the fund’s inception in 2023.
Ted Randall, Senior Portfolio Manager, has been a member of the team that manages the fund since the fund’s inception in 2023.
Matthew Dubin, Portfolio Manager, has been a member of the team that manages the fund since the fund’s inception in 2023.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks long-term capital appreciation.
The fund’s investment objective is a nonfundamental investment policy and may be changed by the Board of Directors without approval by shareholders upon 30 days’ notice.
What are the fund’s principal investment strategies?
VP Avantis Global Equity Allocation Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in Avantis exchange-traded funds (ETFs) and other mutual funds (collectively, the underlying funds). The underlying funds generally represent a broadly diversified basket of equity securities that seek to overweight securities that the portfolio managers expect, based on factors such as company size, profitability and value attributes, to have higher returns or better risk characteristics than the fund’s benchmark, the MSCI All Country World IMI Index, which is a passive, global market-cap weighted index.
To identify those securities with higher expected returns, the underlying funds generally place enhanced emphasis on securities of companies whose market capitalizations are smaller relative to others within the underlying fund’s respective investment universe, as well as securities of companies with higher profitability and value characteristics. Conversely, the underlying funds generally seek to underweight or exclude securities they expect to have lower returns, such as securities of companies that are in the larger range of the respective investment universe and that have lower levels of profitability and less attractive value characteristics. The underlying funds define “value characteristics” mainly as adjusted book/price ratio (though other price to fundamental ratios may be considered). The underlying funds define “profitability” mainly as adjusted cash from operations to book value ratio (though other ratios may be considered). The underlying funds may also take into account industry specific considerations and relative past performance of securities over different short and intermediate periods, among others, due to their effect on expected returns. The underlying funds consider expected returns, risk considerations and implementation costs when determining the preferred exposure to a company’s securities, while seeking to hold investments in enough companies to maintain the desired level of diversification.
The following table indicates the fund’s target weight and range for allocation among the fund’s major asset classes and shows the underlying funds that comprise each asset class. This information is as of the date of this prospectus.

Asset Class/Underlying Funds*	Strategy	Target Weight	Target Range
U.S. Equity		57%	50% to 75%
Avantis U.S. Equity ETF	Invests in a broad set of U.S. companies across all capitalizations.
Avantis Responsible U.S. Equity ETF	Invests in a broad set of U.S. companies across all capitalizations that satisfy certain environmental, social, and governance (ESG) criteria.
Avantis U.S. Small Cap Equity ETF	Invests in a broad set of U.S. small-cap companies.
Avantis U.S. Large Cap Value ETF	Invests in a broad set of value focused U.S. large-cap companies.
Avantis U.S. Small Cap Value ETF	Invests in a broad set of value focused U.S. small-cap companies.
VP Capital Appreciation Fund	Invests mostly in U.S. mid-sized companies.
Non-U.S. Developed Markets		27%	20% to 50%
Avantis International Equity ETF	Invests in a broad set of companies of all market capitalizations across non-U.S. developed countries.
Avantis Responsible International Equity ETF	Invests in a broad set of companies of all market capitalizations that satisfy certain ESG criteria across non-U.S. developed countries.
Avantis International Large Cap Value ETF	Invests in a broad set of value focused non-U.S. developed large-cap companies.
Avantis International Small Cap Value ETF	Invests in a broad set of value focused non-U.S. developed small-cap companies
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Emerging Markets		8%	0% to 25%
Avantis Emerging Markets Equity ETF	Invests in a broad set of companies of all market capitalizations across emerging market countries.
Avantis Responsible Emerging Markets Equity ETF	Invests in a broad set of companies of all market capitalizations that satisfy certain ESG criteria across emerging market countries.
Avantis Emerging Markets Value ETF	Invests in a broad set of value focused companies of all market capitalizations across emerging markets countries.
Sector Equity		8%	0% to 15%
Avantis Real Estate ETF	Provides exposure to real estate securities focused on income derived from real estate investments.
Avantis Inflation Focused Equity ETF	Invests in a broad set of U.S. companies in market sectors and industry groups that portfolio managers expect to have long-term correlation with inflation.
*    Additional details about the underlying funds are available in the underlying funds’ prospectuses, which are available at avantisinvestors.com/docs (Avantis ETFs) and americancentury.com/vpdocs (VP Capital Appreciation Fund).
Under normal market conditions, the fund will invest at least 80% of its assets in equity ETFs. The managers will allocate to the underlying funds across geographies and investment styles to achieve the desired allocation. The U.S. vs. non-U.S. allocations across geographies will be predicated on each region’s relative market capitalization within the total global equity market, with a home bias toward the U.S. (as reflected in the target ranges). Under normal market conditions, the fund (via the underlying funds) will invest at least 30% of its assets in securities of issuers located outside the United States and will allocate its assets among at least three different countries (one of which may be the United States); these geographical allocations will be monitored by looking through to the holdings of the underlying funds. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
Within the sector equity asset class, the desired allocations to Avantis Real Estate ETF and Avantis Inflation Focused Equity ETF are each determined independently; these allocations are then added together to determine the total target weight for the asset class. The portfolio managers will consider the relative market capitalization of real estate companies within the global market when determining the allocation to Avantis Real Estate ETF. The allocation to Avantis Inflation Focused Equity ETF, which seeks to focus its investments in equity securities of companies in industries that historically have had, or are expected to have, better performance in periods of inflation, will be based on the portfolio managers’ expectations regarding inflation risk.
The portfolio managers will review the fund’s allocations at least weekly to determine whether rebalancing is appropriate and will rebalance the fund as necessary to keep the allocations within the target ranges. To better balance risks in changing market environments and control costs and tax realizations, the portfolio managers may reallocate within the target range when prevailing market conditions and relative performance of certain underlying strategies lead to deviations from the targets. We reserve the right to modify the target ranges and underlying funds from time to time should circumstances warrant a change. For example, if market conditions cause the relative market capitalizations of certain regions or asset classes within the global equity markets to change, we may modify the target ranges in response.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
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•Allocation Risk — The fund’s performance and risks depend in part on the managers’ skill in selecting and weighting the underlying funds, and implementing any deviations from the target ranges. The managers’ evaluations and assumptions regarding asset classes or underlying funds may differ from actual market conditions.
•Fund of Funds Risks — The fund’s performance and risks reflect the performance and risks of the underlying funds in which it invests, and the fund will indirectly bear its proportional share of operating costs of the underlying funds it holds. The fund’s investment in other funds advised by American Century Investments may create a conflict of interest for the fund’s advisor.
•Equity Securities Risk — The underlying funds invest in equity securities. The value of equity securities may fluctuate due to changes in investor perception of a specific issuer, changes in the general condition of the stock market, or occurrences of political or economic events that affect equity issuers and the market. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
•Foreign Securities Risk — Some of the underlying funds invest in foreign securities. Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Emerging Market Risk — Some of the underlying funds invest in emerging markets securities. Investing in emerging market countries generally is riskier than investing in foreign developed countries. Emerging market countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets. Additionally, certain jurisdictions do not provide the PCAOB with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks.
•ETF Risk — ETF shares are based on market price rather than net asset value (NAV), as a result, shares of the underlying funds that are ETFs may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchasing or selling ETF shares.
•Small-Cap and Mid-Cap Stock Risk — Some of the underlying funds invest in stocks of smaller companies. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. These securities may trade less frequently and in more limited volumes than larger companies’ securities, leading to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions, and investments in smaller foreign companies may experience more price volatility.
•Cash Transactions Risk — The underlying funds that are ETFs may effect their creations and redemptions for cash, rather than for in-kind securities. Therefore, they may be required to sell portfolio securities and subsequently recognize gains on such sales that they might not have recognized if they were to distribute portfolio securities in-kind. As such, the fund’s investments may be less tax-efficient than investments in ETFs that distribute portfolio securities entirely in-kind. Cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. Brokerage fees and taxes will be higher than if the underlying funds sold and redeemed shares in-kind.
•Style Risk — If at any time the market is not favoring the fund’s value- and profitability-oriented investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the companies whose securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Market Trading Risk — The underlying funds that are ETFs face numerous market trading risks, including the potential lack of an active market for fund shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation and/or redemption process. Any of these factors, among others, may lead to an underlying fund’s shares trading at a premium or discount to NAV. Thus, the fund may pay more (or less) than NAV when it buys shares of the underlying funds in the secondary market, and it may receive less (or more) than NAV when it sells those shares in the secondary market.
•Real Estate Investing Risk — If an underlying fund invests in real estate, it may be subject to many of the same risks as a direct investment in real estate. This is due to the fact that the value of the fund’s investments may be affected by the value of the real estate owned by the companies in which it invests. These risks include changes in economic conditions, interest rates, property values, property tax increases, overbuilding and increased competition, environmental contamination, zoning and natural disasters.
•Authorized Participant Concentration Risk — Only an authorized participant may engage in creation or redemption transactions directly with the underlying funds that are ETFs. These underlying funds may have a limited number of institutions that act as authorized participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or
8

redemption orders with respect to the underlying fund and no other authorized participant is able to step forward to process creation and/or redemption orders, the underlying fund shares may trade at a discount to net asset value (NAV) and possibly face trading halts and/or delisting. This risk may be more pronounced in volatile markets, potentially where there are significant redemptions in ETFs generally.
•Price Volatility Risk — The value of the fund’s shares may fluctuate significantly in the short term.
Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The fund will pay the advisor a unified management fee of 0.65% for Class I, 0.65% for Class II, and 0.30% for Class Y.
A discussion regarding the basis for the Board’s approval of the investment advisory agreement will be available in the fund’s semiannual report to shareholders dated June 30, 2023.
The Fund Management Team
Portfolio managers work as a team to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Eduardo Repetto
Mr. Repetto, Chief Investment Officer of Avantis Investors, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors (DFA) from 2000 to 2017, including as co-chief executive officer from 2010 to 2017, co-chief investment officer from 2014 to 2017 and chief investment officer from 2007 to 2014. He has a Diploma de Honor in civil engineering from the Universidad de Buenos Aires, a master’s degree in engineering from Brown University and a Ph.D. in aeronautics from the California Institute of Technology.
Mitchell Firestein
Mr. Firestein, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors (DFA) from 2005 to 2019, including as a senior portfolio manager and vice president in 2019 and as a portfolio manager from 2014 to 2018. He has a bachelor’s degree in finance and management from Tulane University.
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Daniel Ong
Mr. Ong, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he served as a senior portfolio manager and vice president at Dimensional Fund Advisors (DFA) from 2005 to 2019. He has a bachelor’s degree in economics from the University of California, Irvine and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA charterholder.
Ted Randall
Mr. Randall, Senior Portfolio Manager, joined Avantis Investors in 2019. Prior to joining Avantis Investors, he was president and founder of Pro-Value Construction Services, Inc. from 2016 to 2018. From 2001 to 2015, he served in investment management roles at Dimensional Fund Advisors (DFA), including as a portfolio manager and vice president from 2008 to 2015. He has a bachelor’s degree in business administration with a concentration in finance from the University of Southern California and a master’s degree in business administration from the Anderson School of Management at the University of California, Los Angeles.
Matthew Dubin
Mr. Dubin, Portfolio Manager, joined Avantis Investors in 2021. Prior to joining Avantis Investors, he served in investment management roles at Dimensional Fund Advisors from 2017 to 2021, including as an investment associate from 2020 to 2021 and as a portfolio management analyst from 2017 to 2020. He has a bachelor’s degree in business administration with a concentration in finance from the University of Michigan’s Ross School of Business.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information. The Board of Directors and/or the advisor may change any other policies, including the fund’s investment objective, or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
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Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
The classes have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

Financial Highlights
There is no financial information for the fund because it is a new fund.
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Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments will be available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-98047   2305

May 1, 2023

American Century Investments
Prospectus

VP Balanced Fund
Class I (AVBIX)
Class II (AVBTX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Objectives, Strategies and Risks	7
Management	10
Additional Policies Affecting Your Investment	13
Share Price, Distributions and Taxes	15
Multiple Class Information	16
Financial Highlights	17

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.89%	0.89%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.90%	1.15%
Fee Waiver[1]	0.07%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	1.08%

1    The advisor has agreed to waive 0.07 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$85	$280	$492	$1,102
Class II	$110	$359	$627	$1,391
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 92% of the average value of its portfolio.
Principal Investment Strategies
For the equity portion of the fund, the fund will generally invest in large capitalization companies it believes show sustainable business improvement using a proprietary multi-factor model that combines fundamental measures of a stock’s value and growth potential with environmental, social, and governance (ESG) metrics. The model assigns each security a financial metrics score and an ESG score that are combined to create an overall score.
To measure value, the portfolio managers may use ratios of stock price-to-earnings and stock price-to-cash flow. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. To the extent such information is available and relevant for a particular company, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy, or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and/or remaining ESG data
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merit investment. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
Final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. Using this process, the portfolio managers attempt to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.
For the fixed-income portion of the fund, the portfolio managers invest in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets, collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Style Risk — If at any time the market is not favoring the quantitative investment style used to manage the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk — Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative models will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•ESG Risk — Because the fund considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.
•Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Interest Rate Risk — Investments in debt securities are sensitive to interest rate changes. Generally, the value of debt securities and the funds that hold them decline as interest rates rise. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of VP Balanced than for funds that have shorter-weighted maturities, such as money market funds and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
•Credit Risk — Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the fund’s share price could also decrease. Changes in the credit rating of a debt security held by the fund could have a similar effect.
•Prepayment and Extension Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
•Foreign Securities Risk — Foreign securities have certain unique risks, such as currency risk, social, political and economic risk, and foreign market and trading risk. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
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•Bank Loan Risk — The market for bank loans may not be highly liquid and the fund may have difficulty selling them. Bank loans may not be considered securities, thus the fund may not be afforded anti-fraud protections available under the federal securities laws. In connection with purchasing loan participations, the fund generally will have no right to enforce compliance by borrowers with loan terms nor any set off rights, and the fund may not benefit directly from any posted collateral. As a result, the fund may be subject to the credit risk of both the borrower and the lender selling the participation. Bank loan transactions may take more than seven days to settle, meaning that proceeds would be unavailable to make additional investments or meet redemptions.
•Collateralized Obligations Risk — Collateralized obligations, such as collateralized loan obligations (CLOs), are subject to credit, interest rate, valuation, and prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of collateralized obligations may be affected by, among other things, changes in the market value of the underlying assets held by the collateralized obligation, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets.
•Derivative Risk — The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, credit and correlation risk. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
•Liquidity Risk — The fund may also be subject to liquidity risk. During periods of market turbulence or unusually low trading activity, in order to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
•Price Volatility Risk  — The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
The blended index is considered the benchmark for the fund. It combines two widely known indices in proportion to the asset mix of the fund. Accordingly, 60% of the index is represented by the S&P 500® Index, which reflects the approximately 60% of the fund’s assets invested in stocks. The blended index’s remaining 40% is represented by the Bloomberg U.S. Aggregate Bond Index, which reflects the roughly 40% of the fund’s assets invested in fixed-income securities.
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Calendar Year Total Returns
Highest Performance Quarter (2Q 2020): 13.36% Lowest Performance Quarter (2Q 2022): -12.29%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-17.27%	4.43%	6.64%
Class II(1)	-17.47%	4.18%	6.38%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	-13.01%	0.02%	1.06%
Blended Index (reflects no deduction for fees, expenses or taxes)	-15.79%	5.96%	8.08%
1    Historical performance for Class II prior to its inception (May 2, 2016) is based on the performance of Class I shares. Class II performance has been adjusted to reflect differences in expenses between classes.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Charles Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments since joining the advisor in 2018.
Robert V. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983.
Jason Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019.
Joseph Reiland, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2021.
Justin M. Brown, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2021.
Robert J. Bove, Portfolio Manager, has been a member of the team that manages the fund since 2021.
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Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.

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Objectives, Strategies and Risks
What is the fund’s investment objective?
This fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
What are the fund’s principal investment strategies?
For the equity portion of the fund's portfolio, the fund generally will invest in large capitalization companies, but may invest in companies of any capitalization. The fund’s equity investment strategy utilizes a proprietary multi-factor model in a three-step process. In the first step, the portfolio managers rank stocks from most attractive to least attractive. This is determined by using a quantitative model that combines fundamental measures of a stock’s value and growth potential and environmental, social, and governance (ESG) metrics. To measure value, the managers may use ratios of stock price-to-earnings and stock price-to-cash flow, among others. To measure growth, the managers may use the rate of growth of a company’s earnings and cash flow and changes in its earnings estimates, as well as other factors. The model also considers price momentum. The team arrives at an ESG score by evaluating multiple metrics of each ESG characteristic—environmental, social, and governance. The portfolio managers utilize internal data and research, as well as third party commercial data sources and scoring systems, to evaluate each security’s ESG characteristics. To the extent such information is available and relevant for a particular company, portfolio managers will consider, among others, a company’s carbon emission profile, energy and water usage, or waste generation (environmental), a company’s employee turnover rates, digital privacy or worker safety (social), and a company’s corporate leadership, including board chair independence and the independence of audit and compensation committees or shareholder rights on such as say on pay (governance). If an ESG score is unavailable or incomplete, a security may still be selected for the portfolio if the portfolio managers believe they can evaluate the security qualitatively, or if the financial metrics and remaining ESG data merit investment. The financial metrics score and/or ESG score are combined on an equal basis to create an overall score. Qualitative review of portfolio securities may include examination of registration statements and other information provided by the company as well as engagement with company management.
In the second step, final scores for each security are evaluated on a sector-specific basis, and the fund seeks to hold securities with the strongest scores in their respective sectors. The portfolio managers build an equity portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. Using this process, the portfolio managers attempt to build a portfolio of stocks that has sustainable competitive advantages, provides better returns without taking on significant additional risk, and maintains a stronger ESG profile than the S&P 500® Index.
Finally, the portfolio managers validate the output of the multi-factor model using additional fundamental analysis.
Although the portfolio managers intend to invest the fund’s equity assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fixed-income portion of the fund’s portfolio is invested primarily in a diversified portfolio of high- and medium-grade non-money market debt securities. These securities, which may be payable in U.S. or foreign currencies, may include corporate bonds and notes, government securities, bank loans, securities backed by mortgages or other assets and collateralized debt obligations and collateralized loan obligations. Shorter-term debt securities round out the portfolio. Most of the fixed-income assets will be invested in securities that are rated within the four highest categories by a nationally recognized statistical rating organization. The rating category of a security will be determined at the time of purchase. In the event a security is subsequently downgraded, the fund will not be obligated to dispose of that security, but may continue to hold the security if deemed appropriate by the portfolio managers. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be three and one-half years or longer.

Weighted average maturity is a tool the portfolio managers use to approximate the remaining term to maturity of a fund’s investment portfolio. Generally, the longer a fund’s weighted average maturity, the more sensitive it is to changes in interest rates.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund mostly invested in equity securities regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
The fixed-income portfolio managers decide which debt securities to buy and sell by, among other things:
•identifying debt securities that satisfy the fund’s credit quality standards;
•determining which debt securities help the fund meet its maturity requirements;
•assessing current and anticipated interest rates;
•evaluating current economic conditions and the risk of inflation; and
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•evaluating special features of the debt securities that may make them more or less attractive to alternatives.
The fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The fund also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective. The fund may use foreign currency exchange contracts to shift investment exposure from one currency into another for hedging purposes.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund’s equity portion, that portion’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Because the fund’s equity portion considers ESG metrics in addition to fundamental financial metrics when selecting securities, its portfolio may perform differently than funds that do not use ESG metrics. ESG considerations may prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for securities, the portfolio management team relies on the information and scoring models published by third party sources, there is a risk that this information might be incorrect or only take into account one of many ESG related components of portfolio companies. Moreover, scores and ratings across third party providers may be inconsistent or incomparable.
Although the portfolio managers intend to invest the fund’s equity assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
The value of the fund’s shares depends on the value of the stocks, bonds and other securities it owns.
•The value of the individual equity securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.
•The value of the fund’s fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.
When interest rates change, the fund’s share value will be affected. Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline. The degree to which interest rate changes affect the fund’s performance varies and is related to the weighted average maturity of the fixed-income portion of the fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than a short-term bond fund. When rates fall, the opposite is true. The fund’s fixed-income investments are designed to reduce this risk. Interest rate risk, however, is generally higher for the fixed-income portion of VP Balanced than for funds that have shorter-weighted average maturities, such as money market and short-term bond funds. A period of rising interest rates may negatively affect the fund’s performance.
The fund may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the fund must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities. Conversely, an issuer may exercise its right to pay principal on an obligation held by the fund later than expected (extend the obligation) especially in periods of rising interest rates. These events may lengthen the maturity and potentially reduce the value of these securities.
Most of the securities purchased by the fixed-income portion of the fund are investment-grade debt securities at the time of purchase. Debt securities, even investment-grade debt securities, are subject to credit risk. Credit risk is the risk that the inability or perceived inability of the issuer to make interest and principal payments will cause the value of the securities to decrease. As a result the value of
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the fund’s fixed-income securities could also decrease. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions and make interest and principal payments on time. A lower credit rating indicates a greater risk of non-payment. Changes in the credit rating of a debt security held by the fund could have a similar effect. The fund’s credit quality restrictions apply at the time of purchase; the fund will not necessarily sell securities if they are downgraded by a rating agency.
The fund may invest in foreign debt securities. Foreign debt securities can have certain unique risks, including fluctuations in currency exchange rates, unstable social, political and economic structures, reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign debt securities generally riskier than investing in U.S. securities. Debt securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign debt securities, the overall risk of the fund could be affected.
The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments. Derivatives are subject to a number of risks, including liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the risk of default or bankruptcy of the other party to the instrument. Gains or losses involving some futures, options, and other derivatives may be substantial—in part because a relatively small price movement in these securities may result in an immediate and substantial gain or loss for the fund. Derivatives used for hedging or risk management may not operate as intended, may expose the fund to other risks, and may be insufficient to protect the fund from the risks they were intended to hedge.
Investments in bank loans, loans made by banks or other financial intermediaries to borrowers, require the fund to depend primarily upon the creditworthiness of the borrower for payment of principal and interest, exposing the fund to the credit risk of both the financial institution and the underlying borrower. The market for bank loans may not be highly liquid and the fund may have difficulty selling them. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights with respect to any funds acquired by other lenders through set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. Some bank loan interests may not be considered securities or registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.
The risks of an investment in a collateralized debt obligation depend largely on the type of the collateral securities and the class of the debt obligation in which the fund invests. Collateralized debt obligations (CDOs) and collateralized loan obligations (CLOs) are subject to credit, interest rate, valuation, prepayment and extension risks. These securities also are subject to risk of default on the underlying asset, particularly during periods of economic downturn. The market value of CLO securities may be affected by, among other things, changes in the market value of the underlying assets held by the CLO, changes in the distributions on the underlying assets, defaults and recoveries on the underlying assets, capital gains and losses on the underlying assets, prepayments on underlying assets and the availability, and prices and interest rates of underlying assets.
The fund may also be subject to liquidity risk. The chance that a fund will have difficulty selling its debt securities is called liquidity risk. During periods of market turbulence or unusually low trading activity, to meet redemptions it may be necessary for the fund to sell securities at prices that could have an adverse effect on the fund’s share price. Changing regulatory and market conditions, including increases in interest rates and credit spreads may adversely affect the liquidity of the fund’s investments.
The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible the fund’s strategy assets will not include assets of other accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Balanced Fund	0.82%	0.82%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage the equity and fixed-income portions of the fund. These teams function in different ways, as described below. The five portfolio managers with the most significant responsibility for the day-to-day management of the fund are identified below.
Equity Portion of VP Balanced
The team that manages the equity portion of the fund meets regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the equity portion of the fund as they see fit, guided by the fund’s investment objective and strategy. The individuals listed below are jointly and primarily responsible for the day-to-day management of the equity portion of the fund.
Joseph Reiland
Mr. Reiland, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2005. He has a bachelor’s degree in business administration from Washington University. He is a CFA charterholder.

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Justin M. Brown
Mr. Brown, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree in business administration and finance from Texas Christian University. He is a CFA charterholder.
Robert J. Bove
Mr. Bove, Portfolio Manager, has been a member of the team that manages the fund since 2021. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2016. He has a bachelor’s degree in accounting from Villanova University and an MBA in finance from New York University, Leonard N. Stern School of Business.
Fixed-Income Portion of VP Balanced
The advisor uses teams of portfolio managers and analysts, organized by broad investment categories such as money markets, corporate bonds, government bonds and municipal bonds, in its management of fixed-income funds. Designated portfolio managers serve on the firm’s Global Fixed Income Investment Committee, which is responsible for periodically adjusting dynamic investment parameters based on economic and market conditions. All portfolio managers listed below are responsible for security selection and portfolio construction within these parameters, as well as compliance with stated investment objectives and cash flow monitoring. Other members of the investment team provide research and analytical support but generally do not make day-to-day investment decisions. The individuals listed below have the most significant responsibility for the day-to-day management of the fixed-income portion of the fund.
Robert V. Gahagan (Global Fixed Income Investment Committee Representative)
Mr. Gahagan, Senior Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments for American Century since joining the advisor in 1983. He has a bachelor’s degree in economics and an MBA from the University of Missouri – Kansas City.
Jason Greenblath (Global Fixed Income Investment Committee Representative)
Mr. Greenblath, Vice President and Senior Portfolio Manager, has served on teams managing fixed-income investments since joining the advisor in 2019. Prior to joining American Century, Mr. Greenblath worked at Aberdeen Standard Investments as head of U.S. investment grade credit from 2018 to 2019, head of U.S. investment grade credit research from 2014 to 2018 and as a portfolio manager from 2012 to 2018. He has a bachelor’s degree in finance from Pennsylvania State University.
Charles Tan (Global Fixed Income Investment Committee Representative)
Mr. Tan, Senior Vice President and Co-Chief Investment Officer, Global Fixed Income, has served on teams managing fixed-income investments for American Century since joining the advisor in 2018. Prior to joining American Century, Mr. Tan worked at Aberdeen Standard Investments as head of North American fixed income from 2015 to 2018 and head of U.S. credit and as a senior portfolio manager from 2005 to 2015. He has a bachelor’s degree in economics from University of International Business and Economics, Beijing and an MBA from Bucknell University.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Balanced Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP Balanced Fund and the Balanced Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American
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Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees; and
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of the fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value , or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the funds are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The funds’ Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day, or
•trading in a security is insufficient or did not take place due to closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
Fixed-income securities are generally valued using prices obtained from independent pricing services approved by the valuation designee or market quotations provided by dealers. Pricing services will generally provide evaluated prices based on accepted industry conventions, which may require the service to use its own discretion. Evaluated prices are commonly derived through utilization of market models that take into consideration various market factors, assumptions and security characteristics, including but not limited to: trade data, quotations from broker- dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security specific information. The use of different models or inputs may result in pricing services determining a different price for the same security. The methods used by the pricing services and the valuations so established are reviewed by the valuation designee under the oversight of the Board of Directors.
Debt obligations with 60 days or less remaining until maturity may be valued at amortized cost.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day
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the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
The classes have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.

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Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
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VP Balanced Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$9.56	0.09	(1.57)	(1.48)	(0.09)	(1.29)	(1.38)	$6.70	(17.27)%	0.83%	0.90%	1.24%	1.17%	92%	$184,541
2021	$8.73	0.06	1.27	1.33	(0.07)	(0.43)	(0.50)	$9.56	15.77%	0.83%	0.88%	0.63%	0.58%	195%	$231,837
2020	$8.18	0.08	0.84	0.92	(0.09)	(0.28)	(0.37)	$8.73	12.53%	0.85%	0.89%	1.03%	0.99%	189%	$201,325
2019	$7.09	0.11	1.27	1.38	(0.12)	(0.17)	(0.29)	$8.18	19.85%	0.79%	0.90%	1.48%	1.37%	115%	$177,510
2018	$7.53	0.12	(0.40)	(0.28)	(0.11)	(0.05)	(0.16)	$7.09	(3.83)%	0.76%	0.90%	1.55%	1.41%	120%	$142,595
Class II
2022	$9.56	0.07	(1.57)	(1.50)	(0.07)	(1.29)	(1.36)	$6.70	(17.47)%	1.08%	1.15%	0.99%	0.92%	92%	$134,601
2021	$8.73	0.03	1.27	1.30	(0.04)	(0.43)	(0.47)	$9.56	15.48%	1.08%	1.13%	0.38%	0.33%	195%	$164,809
2020	$8.18	0.06	0.85	0.91	(0.08)	(0.28)	(0.36)	$8.73	12.27%	1.10%	1.14%	0.78%	0.74%	189%	$139,620
2019	$7.10	0.09	1.26	1.35	(0.10)	(0.17)	(0.27)	$8.18	19.39%	1.04%	1.15%	1.23%	1.12%	115%	$109,422
2018	$7.53	0.10	(0.39)	(0.29)	(0.09)	(0.05)	(0.14)	$7.10	(3.93)%	1.01%	1.15%	1.30%	1.16%	120%	$74,928

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91574 2305

May 1, 2023

American Century Investments
Prospectus

VP Capital Appreciation Fund
Class I (AVCIX)
Class II (AVCWX)
Class Y (AVCYX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	12
Financial Highlights	13

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
This fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II	Class Y
Management Fee	1.00%	0.90%	0.65%
Distribution and Service (12b-1) Fees	None	0.25%	None
Other Expenses	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.00%	1.15%	0.65%
Fee Waiver[1]	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses After Fee Waiver	0.92%	1.07%	0.57%
1    The advisor has agreed to waive 0.08 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$94	$311	$545	$1,217
Class II	$109	$358	$626	$1,390
Class Y	$58	$200	$355	$803
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 52% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
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The fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well.
Also, although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Growth Stocks Risk  – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Mid Cap Stocks Risk  – The fund invests in mid-sized and smaller companies, which may be more volatile and subject to greater risk than larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Foreign Securities Risk  – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
•Price Volatility Risk  – The value of the fund’s shares may fluctuate significantly in the short term.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
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Calendar Year Total Returns
Highest Performance Quarter (2Q 2020): 32.37% Lowest Performance Quarter (2Q 2022): -22.30%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years	Since Inception	Inception Date
Class I	-28.11%	7.91%	10.25%	—	11/20/1987
Class II1	-28.25%	7.74%	10.09%	—	04/25/2014
Class Y	-27.92%	8.26%	—	9.16%	09/22/2017
Russell Midcap® Growth Index (reflects no deduction for fees, expenses or taxes)	-26.72%	7.64%	11.40%	—	—
1    Historical performance for Class II prior to its inception is based on the performance of Class I shares. Class II performance has been adjusted to reflect differences in expenses between classes.
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Rob Brookby, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2018.
Nalin Yogasundram, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2013.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What is the fund’s investment objective?
This fund seeks capital growth.
What are the fund’s principal investment strategies?
The portfolio managers look for stocks of medium-sized companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that durable franchises in a growing industry can sustain above average earnings growth. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies with attractive returns on invested capital that are demonstrating business improvement.
Using a variety of analytical research tools, the portfolio managers track financial information for thousands of individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. The portfolio managers’ principal analytical technique involves the identification of companies with attractive returns on invested capital that are demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
The fund will usually purchase common stocks of companies that are medium-sized at the time of purchase, but it will purchase securities of smaller- and larger-sized companies as well. When determining the size of a company, the portfolio managers may consider, among other factors, the capitalization of the company and the amount of revenues as well as other information they obtain about the company.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security. A fund writing a covered call option is obligated to sell or deliver the underlying security, which the fund holds in its portfolio, in return for the strike price upon exercise of the option.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
The fund generally invests in medium-sized companies, which may be more volatile and subject to greater short-term risk. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than securities of larger companies. In addition, smaller companies may have less publicly available information.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political
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and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.
Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.

6

Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds) and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible the fund’s strategy assets will not include assets of other accounts or that any such assets may not be sufficient to result in a lower fee.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II	Class Y
VP Capital Appreciation Fund	0.92%	0.82%	0.57%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Rob Brookby
Mr. Brookby, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2018. From 2008 to 2018, he was a portfolio manager for Putnam Investments. He has a bachelor of arts degree in economics from Northwestern University and an MBA from Harvard University.
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Nalin Yogasundram
Mr. Yogasundram, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2013 as an investment analyst and became a portfolio manager in 2016. Prior to joining American Century, he was an equity analyst for T. Rowe Price. He has bachelor’s degree from the University of Arkansas, a master’s degree from Southern Methodist University and an MBA from The Wharton School of the University of Pennsylvania.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1)  distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees; and
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
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Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
The classes have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
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Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
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VP Capital Appreciation Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$18.71	(0.06)	(4.83)	(4.89)	—	(2.02)	(2.02)	$11.80	(28.11)%	0.92%	1.00%	(0.47)%	(0.55)%	52%	$79,646
2021	$19.27	(0.12)	1.97	1.85	—	(2.41)	(2.41)	$18.71	11.16%	0.91%	0.99%	(0.65)%	(0.73)%	41%	$121,050
2020	$15.96	(0.06)	5.21	5.15	—	(1.84)	(1.84)	$19.27	42.46%	0.90%	1.00%	(0.41)%	(0.51)%	83%	$119,549
2019	$14.17	(0.03)	4.65	4.62	—	(2.83)	(2.83)	$15.96	35.56%	0.88%	1.00%	(0.18)%	(0.30)%	94%	$90,134
2018	$15.03	(0.05)	(0.73)	(0.78)	—	(0.08)	(0.08)	$14.17	(5.20)%	0.93%	1.00%	(0.29)%	(0.36)%	103%	$145,373
Class II
2022	$18.37	(0.08)	(4.73)	(4.81)	—	(2.02)	(2.02)	$11.54	(28.25)%	1.07%	1.15%	(0.62)%	(0.70)%	52%	$3,569
2021	$18.99	(0.14)	1.93	1.79	—	(2.41)	(2.41)	$18.37	11.05%	1.06%	1.14%	(0.80)%	(0.88)%	41%	$5,485
2020	$15.78	(0.08)	5.13	5.05	—	(1.84)	(1.84)	$18.99	42.29%	1.05%	1.15%	(0.56)%	(0.66)%	83%	$2,235
2019	$14.06	(0.05)	4.60	4.55	—	(2.83)	(2.83)	$15.78	35.32%	1.03%	1.15%	(0.33)%	(0.45)%	94%	$1,411
2018	$14.94	(0.07)	(0.73)	(0.80)	—	(0.08)	(0.08)	$14.06	(5.36)%	1.08%	1.15%	(0.44)%	(0.51)%	103%	$1,053
Class Y
2022	$19.03	(0.02)	(4.92)	(4.94)	—	(2.02)	(2.02)	$12.07	(27.92)%	0.57%	0.65%	(0.12)%	(0.20)%	52%	$342,863
2021	$19.50	(0.06)	2.00	1.94	—	(2.41)	(2.41)	$19.03	11.57%	0.56%	0.64%	(0.30)%	(0.38)%	41%	$527,924
2020	$16.09	(0.01)	5.28	5.27	(0.02)	(1.84)	(1.86)	$19.50	43.00%	0.55%	0.65%	(0.06)%	(0.16)%	83%	$550,919
2019	$14.23	0.03	4.67	4.70	(0.01)	(2.83)	(2.84)	$16.09	36.02%	0.53%	0.65%	0.17%	0.05%	94%	$427,083
2018	$15.05	0.01	(0.75)	(0.74)	—	(0.08)	(0.08)	$14.23	(4.92)%	0.58%	0.65%	0.06%	(0.01)%	103%	$318,830

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91576  2305

May 1, 2023

American Century Investments
Prospectus

VP Disciplined Core Value Fund
Class I (AVGIX)
Class II (AVPGX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	2
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	13
Financial Highlights	14

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks capital growth by investing in common stocks. Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.71%	0.96%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$73	$227	$396	$883
Class II	$98	$306	$532	$1,178
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 217% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. The managers evaluate stocks, primarily large capitalization, publicly traded U.S. companies based on an objective set of measures, including valuation, quality, growth, and sentiment. The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return. They also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.
The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Style Risk – If at any time the market is not favoring the fund’s quantitative investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Investment Process Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative
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model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
•Low Dividend Yield Risk – Although income is a secondary objective of the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns
Highest Performance Quarter (2Q 2020): 17.93% Lowest Performance Quarter (1Q 2020): -20.83%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-12.74%	6.85%	10.63%
Class II	-12.83%	6.59%	10.37%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%
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Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Yulin Long, CFA, Vice President, Portfolio Manager and Head of Quantitative Research has been a member of the team that manages the fund since 2005.
Arun Daniel, Portfolio Manager and Head of Disciplined Equity Group Strategies, has been a member of the team that manages the fund since 2022.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks capital growth by investing in common stocks. Income is a secondary objective.
What are the fund’s principal investment strategies?
The fund invests primarily in large capitalization, publicly-traded U.S. companies.
To select stocks for purchase, the portfolio managers use quantitative and qualitative management techniques in a multi-step process. The portfolio managers evaluate stocks by using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance. These measures can generally be classified into four major categories: valuation, quality, growth, and sentiment. To measure valuation, the managers may use ratios which look at a firm’s value relative to cash flow, among others. To measure quality, the managers may use factors such as profitability and earnings sustainability, among others. To measure growth, the managers may use the rate of growth of a company’s earnings, as well as other factors. To measure sentiment, the managers may use factors such as historical stock returns, share volume and options data, among others. The information used to generate these measures is typically contained in each stock’s financial statement data and market information, but may include other sources.
The portfolio managers then review the output of the quantitative model and also consider other factors, such as economic events, corporate announcements, risk management, transaction costs, and liquidity, to build a portfolio that they believe will provide a balance between risk and return. The goal is to create a fund that provides better returns than its benchmark without taking on significant additional risk. In building the fund’s portfolio, the portfolio managers also attempt to create a dividend yield that will be greater than that of the S&P 500® Index.
The portfolio managers generally sell stocks from the fund’s portfolio when they believe:
•a stock becomes less attractive relative to other stock opportunities;
•a stock’s risk characteristics outweigh its return opportunity; or
•specific events alter a stock’s prospects.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in equity securities regardless of the movement of stock prices generally.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the quantitative style used by the fund and/or the stocks contained in the fund’s benchmark, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.
The fund’s performance will be similar to the performance of its benchmark, the Russell 1000® Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.
Although current income is an objective for the fund, if the stocks that make up the S&P 500® Index do not have a high dividend yield, then the fund’s dividend yield will not be high.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic
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conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The value of the fund’s shares may fluctuate significantly in the short term.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, the fund’s strategy assets currently do not include assets of other accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Disciplined Core Value	0.70%	0.70%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Yulin Long
Dr. Long, Vice President, Portfolio Manager and Head of Quantitative Research, has been a member of the team that manages the fund since joining American Century Investments as a quantitative analyst in 2005. She became a senior quantitative analyst in 2007, a vice president and senior quantitative analyst in 2012, and a portfolio manager in 2013. She has a bachelor’s degree in finance from Beijing University, and a Ph.D. in accounting from Stanford University. She is a CFA charterholder.
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Arun Daniel
Mr. Daniel, Portfolio Manager and Head of Disciplined Equity Group Strategies, has been a member of the team that manages the fund since joining American Century Investments in 2022. Prior to joining American Century, he worked as a senior portfolio manager and senior research analyst of global equities with J O Hambro Capital Management Group. He has a bachelor’s degree in business administration from Madurai University and a master's degree in business administration from Regent University.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Disciplined Core Value Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP Disciplined Core Value Fund and the Disciplined Core Value Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent
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distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
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Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
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Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
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VP Disciplined Core Value Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$10.72	0.14	(1.20)	(1.06)	(0.14)	(2.35)	(2.49)	$7.17	(12.74)%	0.71%	1.77%	217%	$326,453
2021	$10.28	0.11	2.13	2.24	(0.11)	(1.69)	(1.80)	$10.72	23.65%	0.70%	1.09%	248%	$410,287
2020	$10.02	0.19	0.73	0.92	(0.18)	(0.48)	(0.66)	$10.28	11.81%	0.70%	2.03%	163%	$362,015
2019	$9.02	0.20	1.85	2.05	(0.20)	(0.85)	(1.05)	$10.02	23.95%	0.70%	2.07%	83%	$351,774
2018	$10.71	0.22	(0.90)	(0.68)	(0.20)	(0.81)	(1.01)	$9.02	(6.87)%	0.70%	2.11%	70%	$315,041
Class II
2022	$10.72	0.12	(1.19)	(1.07)	(0.12)	(2.35)	(2.47)	$7.18	(12.83)%	0.96%	1.52%	217%	$34,590
2021	$10.28	0.09	2.13	2.22	(0.09)	(1.69)	(1.78)	$10.72	23.34%	0.95%	0.84%	248%	$40,762
2020	$10.03	0.16	0.73	0.89	(0.16)	(0.48)	(0.64)	$10.28	11.45%	0.95%	1.78%	163%	$30,024
2019	$9.02	0.17	1.87	2.04	(0.18)	(0.85)	(1.03)	$10.03	23.75%	0.95%	1.82%	83%	$31,632
2018	$10.72	0.19	(0.91)	(0.72)	(0.17)	(0.81)	(0.98)	$9.02	(7.19)%	0.95%	1.86%	70%	$26,938

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Notes

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91580   2305

May 1, 2023

American Century Investments
Prospectus

VP Growth Fund
Class I (AWRIX)
Class II (AWREX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	13
Financial Highlights	14

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.90%	0.80%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.92%	1.07%
Fee Waiver[1]	0.14%	0.14%
Total Annual Fund Operating Expenses After Fee Waiver	0.78%	0.93%
1    The advisor has agreed to waive 0.14 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$80	$280	$496	$1,119
Class II	$95	$327	$577	$1,293
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
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Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Growth Stocks Risk  – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Covered Call Risk – Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Diversification Risk – The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund’s share price and the fund may be more volatile.
•Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compare with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
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Calendar Year Total Returns
Highest Performance Quarter (2Q 2020): 27.78% Lowest Performance Quarter (2Q 2022): -21.85%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 year	10 years
Class I	-31.28%	9.55%	12.43%
Class II	-31.34%	9.38%	12.27%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.95%	14.09%
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Joseph Reiland, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2011.
Justin M. Brown, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2011.
Scott Marolf, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since 2014.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks long-term capital growth.
What are the fund’s principal investment strategies?
The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies demonstrating business improvement. Analytical indicators helping to identify signs of business improvement could include accelerating earnings or revenue growth rates, increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security. A fund writing a covered call option is obligated to sell or deliver the underlying security, which the fund holds in its portfolio, in return for the strike price upon exercise of the option.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the portfolio managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
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Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent the fund invests in foreign securities, the overall risk of that fund could be affected.
Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund’s share price and the fund may be more volatile.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Growth Fund	0.79%	0.69%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Joseph Reiland
Mr. Reiland, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2011. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2005. He has a bachelor’s degree in business administration from Washington University. He is a CFA charterholder.
Justin M. Brown
Mr. Brown, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2011. He joined American Century Investments in 2000 as an investment analyst and became a portfolio manager in 2006. He has a bachelor’s degree in business administration and finance from Texas Christian University. He is a CFA charterholder.
Scott Marolf
Mr. Marolf, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since 2014. He joined American Century Investments in 2008 as an investment analyst and became a portfolio manager in 2020. He has bachelor’s degrees in business administration and Spanish from University of Missouri - Kansas City and a master’s degree in business administration from Indiana University.
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The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Growth Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP Growth Fund and the Growth Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans;
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
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Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
12

Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
13

Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
14

VP Growth Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$21.81	0.01	(6.43)	(6.42)	—	(1.56)	(1.56)	$13.83	(31.28)%	0.80%	0.91%	0.04%	(0.07)%	48%	$1,074
2021	$20.91	(0.05)	4.75	4.70	—	(3.80)	(3.80)	$21.81	27.40%	0.80%	0.96%	(0.21)%	(0.37)%	41%	$1,608
2020	$17.05	0.01	5.11	5.12	(0.07)	(1.19)	(1.26)	$20.91	34.87%	0.81%	1.01%	0.04%	(0.16)%	48%	$12
2019	$14.34	0.07	4.66	4.73	(0.06)	(1.96)	(2.02)	$17.05	35.48%	0.81%	1.00%	0.43%	0.24%	52%	$8
2018	$14.87	0.05	(0.24)	(0.19)	(0.04)	(0.30)	(0.34)	$14.34	(1.36)%	0.82%	1.00%	0.28%	0.10%	63%	$6
Class II
2022	$21.72	(0.02)	(6.39)	(6.41)	—	(1.56)	(1.56)	$13.75	(31.34)%	0.95%	1.06%	(0.11)%	(0.22)%	48%	$3,820
2021	$20.87	(0.07)	4.72	4.65	—	(3.80)	(3.80)	$21.72	27.14%	0.95%	1.11%	(0.36)%	(0.52)%	41%	$5,681
2020	$17.02	(0.02)	5.12	5.10	(0.06)	(1.19)	(1.25)	$20.87	34.67%	0.96%	1.16%	(0.11)%	(0.31)%	48%	$5,244
2019	$14.31	0.04	4.67	4.71	(0.04)	(1.96)	(2.00)	$17.02	35.33%	0.96%	1.15%	0.28%	0.09%	52%	$5,580
2018	$14.85	0.02	(0.24)	(0.22)	(0.02)	(0.30)	(0.32)	$14.31	(1.59)%	0.97%	1.15%	0.13%	(0.05)%	63%	$4,688

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Notes

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91578 2305

May 1, 2023

American Century Investments
Prospectus

VP International Fund
Class I (AVIIX)
Class II (ANVPX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Additional Policies Affecting Your Investment	10
Share Price, Distributions and Taxes	12
Multiple Class Information	14
Financial Highlights	15

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	1.06%	0.96%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.14%	0.14%
Total Annual Fund Operating Expenses	1.20%	1.35%
Fee Waiver[1]	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	1.25%
1 The advisor has agreed to waive 0.10 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$112	$372	$651	$1,445
Class II	$128	$418	$731	$1,614
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The fund may also invest in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding stocks of companies that meet their investment criteria and selling the stocks of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace.
2

Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Foreign Risk – Foreign securities are generally riskier than U.S. securities. Political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), natural disasters and public health emergencies occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Currency Risk – The fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
•Emerging Markets Risk – Investing in emerging markets countries generally is riskier than investing in foreign developed countries. Emerging markets countries may have unstable governments, economies that are subject to sudden change, and significant volatility in their financial markets. These countries also may lack the legal, business and social framework to support securities markets.
•Growth Stocks Risk – Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.
•Single Country Risk — Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that particular country or region than a mutual fund that is more widely diversified.

3

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns

Highest Performance Quarter (2Q 2020): 22.63%          Lowest Performance Quarter (1Q 2020): -19.12%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-24.75%	2.32%	4.95%
Class II	-24.86%	2.16%	4.78%
MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	-14.45%	1.54%	4.67%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	-22.95%	2.48%	5.58%

4

Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Rajesh Gandhi, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2002.
Jim Zhao, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2009.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
5

Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks capital growth.
What are the fund’s principal investment strategies?
The fund’s assets will be primarily invested in equity securities of companies located in at least three developed countries (excluding the United States). The fund generally invests in securities denominated in foreign currencies.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by the fund’s investment advisor. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio managers seek securities of companies whose earnings, revenues or key business fundamentals are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
In addition to locating strong companies with earnings and revenue growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.
In the event of adverse market, economic, political or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
The fund invests primarily in securities issued by companies located in developed countries. The fund considers a security to be from a developed country if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The fund may also invest in securities issued by companies located in emerging markets countries. The fund considers a security to be an emerging market security if its issuer is located outside of the countries listed above.
In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
6

What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.
Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
Investing a significant portion of assets in one country or region makes the fund more dependent upon the political and economic circumstances of that country or region than funds that invest more broadly.
7

Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (ACIM or the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP International	0.96%	0.86%

A discussion regarding the basis for the Board’s approval of the fund’s investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.

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The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Rajesh Gandhi
Mr. Gandhi, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the University of Wisconsin. He is a CFA charterholder.
Jim Zhao
Mr. Zhao, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2009 as a senior investment analyst. He became a vice president and senior investment analyst in 2016 and a vice president and portfolio manager in 2017. He has a bachelor’s degree in physics and a master’s degree in civil and environmental engineering from Clarkson University and an MBA from Carnegie Mellon University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the International Growth Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP International Fund and the International Growth Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
9

Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans;
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify frequent trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts and works with each insurance company to identify investors engaging in frequent trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage frequent trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets, minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
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Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
13

Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
14

Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
15

VP International Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$14.86	0.13	(3.51)	(3.38)	(0.17)	(1.78)	(1.95)	$9.53	(24.75)%	1.10%	1.20%	1.29%	1.19%	40%	$126,117
2021	$14.10	0.14	1.05	1.19	(0.02)	(0.41)	(0.43)	$14.86	8.75%	1.04%	1.29%	0.92%	0.67%	47%	$175,756
2020	$11.50	0.02	2.81	2.83	(0.06)	(0.17)	(0.23)	$14.10	25.88%	1.00%	1.36%	0.21%	(0.15)%	59%	$175,606
2019	$9.54	0.05	2.56	2.61	(0.09)	(0.56)	(0.65)	$11.50	28.42%	1.03%	1.37%	0.52%	0.18%	65%	$143,094
2018	$12.18	0.09	(1.79)	(1.70)	(0.15)	(0.79)	(0.94)	$9.54	(15.22)%	1.04%	1.37%	0.78%	0.45%	66%	$117,384
Class II
2022	$14.83	0.12	(3.51)	(3.39)	(0.15)	(1.78)	(1.93)	$9.51	(24.86)%	1.25%	1.35%	1.14%	1.04%	40%	$35,074
2021	$14.07	0.11	1.06	1.17	—(3)	(0.41)	(0.41)	$14.83	8.60%	1.19%	1.44%	0.77%	0.52%	47%	$50,432
2020	$11.48	0.01	2.79	2.80	(0.04)	(0.17)	(0.21)	$14.07	25.65%	1.15%	1.51%	0.06%	(0.30)%	59%	$48,151
2019	$9.53	0.04	2.55	2.59	(0.08)	(0.56)	(0.64)	$11.48	28.14%	1.18%	1.52%	0.37%	0.03%	65%	$41,227
2018	$12.16	0.07	(1.78)	(1.71)	(0.13)	(0.79)	(0.92)	$9.53	(15.29)%	1.19%	1.52%	0.63%	0.30%	66%	$36,919

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Per-share amount was less than $0.005.

Notes

Notes

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91584   2305

May 1, 2023

American Century Investments
Prospectus

VP Large Company Value Fund
Class I (AVVIX)
Class II (AVVTX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	12
Financial Highlights	13

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.82%	0.72%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.83%	0.98%
Fee Waiver[1]	0.11%	0.11%
Total Annual Fund Operating Expenses After Fee Waiver	0.72%	0.87%
1 The advisor has agreed to waive 0.11 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$74	$254	$450	$1,015
Class II	$89	$302	$532	$1,191
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. Though market capitalization may change from time to time, as of February 28, 2023, the market capitalization range of the Russell 1000® Index was approximately $394.4 million to $2.3 trillion.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.
2

Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns
Highest Performance Quarter (4Q 2022): 14.69% Lowest Performance Quarter (1Q 2020): -25.01%
3

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-0.26%	7.87%	10.29%
Class II	-0.46%	7.70%	10.12%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016.
Philip Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2016.
Adam Krenn, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since 2011.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
4

Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks long-term capital growth. Income is a secondary objective.
What are the fund’s principal investment strategies?
The fund invests primarily in larger companies. Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of companies comprising the Russell 1000® Index. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. Though market capitalization may change from time to time, as of February 28, 2023, the market capitalization range of the Russell 1000® Index was approximately $394.4 million to $2.3 trillion.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The value of the fund’s shares may fluctuate significantly in the short term.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large
5

position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.

6

Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.
The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Large Company Value	0.71%	0.61%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
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The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Brian Woglom (operational lead portfolio manager)
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 2005 as an investment analyst and became a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Philip Sundell
Mr. Sundell, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2016. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
Adam Krenn
Mr. Krenn, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2011 as an analyst. He became a senior investment analyst in 2012 and a portfolio manager in 2020. He has a bachelor of arts degree from the University of Notre Dame. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
8

Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
9

Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.   Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
10

Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
11

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
12

Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the  reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that  is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
13

VP Large Company Value Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$19.49	0.35	(0.37)	(0.02)	(0.39)	(1.00)	(1.39)	$18.08	(0.26)%	0.72%	0.83%	1.93%	1.82%	30%	$23,858
2021	$16.24	0.31	3.20	3.51	(0.26)	—	(0.26)	$19.49	21.71%	0.71%	0.84%	1.68%	1.55%	40%	$16,520
2020	$16.29	0.30	0.02	0.32	(0.25)	(0.12)	(0.37)	$16.24	2.62%	0.74%	0.90%	2.07%	1.91%	77%	$11,424
2019	$13.38	0.28	3.31	3.59	(0.31)	(0.37)	(0.68)	$16.29	27.48%	0.76%	0.90%	1.82%	1.68%	59%	$11,514
2018	$15.77	0.28	(1.49)	(1.21)	(0.27)	(0.91)	(1.18)	$13.38	(8.04)%	0.78%	0.90%	1.86%	1.74%	51%	$6,644
Class II
2022	$19.83	0.33	(0.39)	(0.06)	(0.36)	(1.00)	(1.36)	$18.41	(0.46)%	0.87%	0.98%	1.78%	1.67%	30%	$130,585
2021	$16.52	0.29	3.25	3.54	(0.23)	—	(0.23)	$19.83	21.53%	0.86%	0.99%	1.53%	1.40%	40%	$84,448
2020	$16.56	0.28	0.03	0.31	(0.23)	(0.12)	(0.35)	$16.52	2.49%	0.89%	1.05%	1.92%	1.76%	77%	$58,635
2019	$13.59	0.25	3.38	3.63	(0.29)	(0.37)	(0.66)	$16.56	27.31%	0.91%	1.05%	1.67%	1.53%	59%	$48,879
2018	$16.00	0.26	(1.51)	(1.25)	(0.25)	(0.91)	(1.16)	$13.59	(8.19)%	0.93%	1.05%	1.71%	1.59%	51%	$24,144

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91586   2305

May 1, 2023

American Century Investments
Prospectus

VP Mid Cap Value Fund
Class I (AVIPX)
Class II (AVMTX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Additional Policies Affecting Your Investment	10
Share Price, Distributions and Taxes	12
Multiple Class Information	14
Financial Highlights	15

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.85%	0.75%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.01%	0.01%
Total Annual Fund Operating Expenses	0.86%	1.01%

Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$88	$275	$477	$1,061
Class II	$103	$322	$559	$1,236
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.
Though market capitalization may change from time to time, as of February 28, 2023, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $5.4 million to $77.8 billion and $394.4 million to $56.5 billion, respectively.
In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
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The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Mid Cap Stocks Risk – The medium-sized companies in which the fund invests may be more volatile and present greater risks than larger companies.
•Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities Risk – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•IPO Risk – The fund’s performance may be affected by investments in initial public offerings.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk –The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
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Calendar Year Total Returns
Highest Performance Quarter (4Q 2020): 16.77% Lowest Performance Quarter (1Q 2020): -27.73%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-1.19%	6.76%	11.01%
Class II	-1.38%	6.61%	10.84%
Russell Midcap® Value Index (reflects no deduction for fees, expenses or taxes)	-12.03%	5.72%	10.10%
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2005.
Nathan Rawlins, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since 2015.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
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Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks long-term capital growth. Income is a secondary objective.
What are the fund’s principal investment strategies?
Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s net assets in equity securities of medium size companies. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index. Though market capitalization may change from time to time, as of February 28, 2023, the capitalization range of the Russell 3000® Index, excluding the largest 100 companies, and the Russell Midcap® Index, were approximately $5.4 million to $77.8 billion and $394.4 million to $56.5 billion, respectively.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
The portfolio managers look for stocks of companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than a level the managers believe more accurately reflects the fair value of the company.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not accurately reflect the companies’ value as determined by the portfolio managers. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
The portfolio managers may sell stocks from the fund’s portfolio if they believe:
•a stock no longer meets their valuation criteria;
•a stock’s risk parameters outweigh its return opportunity;
•more attractive alternatives are identified; or
•specific events alter a stock’s prospects.
When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies, and other similar securities.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
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What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Mid cap stocks may involve greater risks because the value of securities of medium size, less well-known companies can be more volatile than that of relatively larger companies and can react differently to company, political, market and economic developments than the market as a whole and other types of stocks.
If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring a fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on the fund’s performance as its assets grow.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The value of the fund’s shares may fluctuate significantly in the short term.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Mid Cap Value	0.79%	0.69%
 A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Kevin Toney (operational lead portfolio manager)
Mr. Toney, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.
Michael Liss
Mr. Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2004. He joined American Century Investments in 1998 and became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.
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Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Nathan Rawlins
Mr. Rawlins, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century in 2015 as an investment analyst. He became a senior investment analyst in 2020 and a portfolio manager in 2022. He has a bachelor’s degree from the University of Kansas and an MBA from the Kelley School of Business, Indiana University. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Mid Cap Value Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP Mid Cap Value Fund and the Mid Cap Value Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.  Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
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Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
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Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
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Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
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VP Mid Cap Value Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$25.03	0.42	(0.57)	(0.15)	(0.50)	(3.23)	(3.73)	$21.15	(1.19)%	0.80%	0.86%	1.92%	1.86%	74%	$172,440
2021	$20.55	0.34	4.41	4.75	(0.27)	—	(0.27)	$25.03	23.20%	0.80%	0.94%	1.47%	1.33%	53%	$182,236
2020	$20.68	0.30	(0.10)	0.20	(0.33)	—	(0.33)	$20.55	1.21%	0.85%	1.00%	1.69%	1.54%	72%	$158,968
2019	$18.31	0.35	4.62	4.97	(0.41)	(2.19)	(2.60)	$20.68	29.15%	0.85%	1.00%	1.66%	1.51%	41%	$173,105
2018	$22.75	0.29	(3.04)	(2.75)	(0.31)	(1.38)	(1.69)	$18.31	(12.84)%	0.84%	1.00%	1.31%	1.15%	72%	$424,234
Class II
2022	$25.05	0.39	(0.57)	(0.18)	(0.47)	(3.23)	(3.70)	$21.17	(1.38)%	0.95%	1.01%	1.77%	1.71%	74%	$507,485
2021	$20.57	0.31	4.41	4.72	(0.24)	—	(0.24)	$25.05	23.02%	0.95%	1.09%	1.32%	1.18%	53%	$541,594
2020	$20.70	0.28	(0.10)	0.18	(0.31)	—	(0.31)	$20.57	1.11%	1.00%	1.15%	1.54%	1.39%	72%	$465,890
2019	$18.32	0.30	4.65	4.95	(0.38)	(2.19)	(2.57)	$20.70	28.99%	1.00%	1.15%	1.51%	1.36%	41%	$497,924
2018	$22.76	0.24	(3.03)	(2.79)	(0.27)	(1.38)	(1.65)	$18.32	(12.96)%	0.99%	1.15%	1.16%	1.00%	72%	$424,219

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.

Notes

Notes

Where to Find More Information

Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91588  2305

May 1, 2023

American Century Investments
Prospectus

VP Ultra® Fund
Class I (AVPUX)
Class II (AVPSX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	9
Share Price, Distributions and Taxes	11
Multiple Class Information	12
Financial Highlights	13

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.89%	0.79%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.00%	0.00%
Total Annual Fund Operating Expenses	0.89%	1.04%
Fee Waiver[1]	0.13%	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.76%	0.91%
1 The advisor has agreed to waive 0.13 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$88	$275	$477	$1,061
Class II	$103	$322	$559	$1,236
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The portfolio managers look for stocks of companies they believe will increase in value over time. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that meet their investment criteria. Under normal market conditions, the portfolio managers seek securities of companies whose earnings or revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider
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environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security.
Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Growth Stocks Risk — Investments in growth stocks may be more volatile than other stocks and the overall stock market. These stocks are typically priced higher than other stocks because of their growth potential, which may or may not be realized.
•Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
•Market Risk — The value of a fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•Price Volatility Risk — The value of a fund’s shares may fluctuate significantly in the short term.
•Foreign Securities Risk — A fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•ESG Integration Risk — When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Diversification Risk  — The fund is classified as diversified pursuant to the Investment Company Act, with diversification measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund’s share price and the fund may be more volatile.
•Covered Call Risk — Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
•Redemption Risk — The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.
Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compare with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
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Calendar Year Total Returns
Highest Performance Quarter (2Q 2020): 32.08% Lowest Performance Quarter (2Q 2022): -23.63%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	-32.38%	11.10%	14.12%
Class II	-32.46%	10.94%	13.95%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)	-29.14%	10.95%	14.09%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Keith Lee, CFA, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008.
Michael Li, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008.
Jeffrey R. Bourke, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
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Objectives, Strategies and Risks
What is the fund’s investment objective?
The fund seeks long-term capital growth.
What are the fund’s principal investment strategies?
The portfolio managers look for stocks of larger-sized companies they believe will increase in value over time. The portfolio managers use a bottom-up approach to stock selection. This means that the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.
Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the portfolio managers seek securities of companies whose earnings and revenues are not only growing, but growing at an accelerated pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Among other variables, the portfolio managers will consider the fund’s growth and momentum profile relative to the benchmark. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. In addition to accelerating growth and other signs of business improvement, the fund also considers companies demonstrating price strength relative to their peers. This means that the portfolio managers favor companies whose securities are the strongest performers compared to the overall market. These techniques help the portfolio managers make decisions about buying or holding the stocks of companies they believe have favorable growth prospects and selling the stocks of companies whose characteristics no longer meet their criteria. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies when these securities meet the portfolio managers’ standards of selection.
The fund may write covered calls on a portion of the fund’s holdings in common stock when the portfolio managers believe call premiums are attractive relative to the price of the underlying security. A fund writing a covered call option is obligated to sell or deliver the underlying security, which the fund holds in its portfolio, in return for the strike price upon exercise of the option.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. If the portfolio managers’ assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the stock may fail to reach the value the portfolio managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the growth style used by the fund, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The portfolio managers may buy a large amount of a company’s stock quickly, and often will dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term,
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in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. To the extent a fund invests in foreign securities, the overall risk of that fund could be affected.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
The fund is classified as diversified pursuant to the Investment Company Act, with diversification is measured at the time of acquisition of investments. Subsequent market fluctuations may cause the fund to exceed such diversification limits and the fund may hold a greater percentage of its assets in a smaller number of securities. To the extent this occurs, a price change in any one of those securities may have a greater impact on the fund’s share price and the fund may be more volatile.
Writing covered calls may limit the fund’s ability to participate in price increases of the underlying securities and could lower the fund’s return.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.

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Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Ultra Fund	0.78%	0.68%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Keith Lee
Mr. Lee, Co-CIO, Global Growth Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008. He initially joined American Century Investments in 1998 and rejoined in 2001. He became a portfolio manager in 2003. He has a bachelor of science degree in industrial engineering from Columbia University. He is a CFA charterholder.
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Michael Li
Dr. Li, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2002 as an investment analyst and became a portfolio manager in 2006. Before joining American Century Investments, he attended The Wharton School of Business at the University of Pennsylvania, where he obtained his MBA. He also has a bachelor of science degree from the University of Science and Technology of China and a Ph.D. from the University of Michigan.
Jeffrey R. Bourke
Mr. Bourke, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2008. He joined American Century Investments in 2007 as an analyst and became a portfolio manager in 2013. He has a bachelor’s of science degree in civil and environmental engineering from Duke University and an MBA in finance and accounting from the University of Chicago Booth School of Business. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Ultra Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, VP Ultra Fund and the Ultra Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund, and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
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Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holdings of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market stress.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans;
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify frequent trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.

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Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction. Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
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Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions from net income and capital gains, if any, once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.
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Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
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Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
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VP Ultra Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$31.38	(0.05)	(9.41)	(9.46)	—	(2.58)	(2.58)	$19.34	(32.38)%	0.78%	0.89%	(0.21)%	(0.32)%	24%	$68,354
2021	$27.48	(0.10)	5.98	5.88	—	(1.98)	(1.98)	$31.38	23.16%	0.79%	0.95%	(0.35)%	(0.51)%	19%	$117,231
2020	$20.93	(0.04)	8.75	8.71	—	(2.16)	(2.16)	$27.48	49.85%	0.80%	1.00%	(0.18)%	(0.38)%	22%	$96,249
2019	$17.40	—(3)	5.67	5.67	—	(2.14)	(2.14)	$20.93	34.58%	0.82%	1.00%	(0.01)%	(0.19)%	23%	$59,427
2018	$19.34	—(3)	0.17	0.17	(0.05)	(2.06)	(2.11)	$17.40	0.76%	0.83%	1.00%	0.01%	(0.16)%	29%	$42,081
Class II
2022	$30.44	(0.08)	(9.10)	(9.18)	—	(2.58)	(2.58)	$18.68	(32.46)%	0.93%	1.04%	(0.36)%	(0.47)%	24%	$148,203
2021	$26.76	(0.14)	5.80	5.66	—	(1.98)	(1.98)	$30.44	22.99%	0.94%	1.10%	(0.50)%	(0.66)%	19%	$220,389
2020	$20.48	(0.07)	8.51	8.44	—	(2.16)	(2.16)	$26.76	49.55%	0.95%	1.15%	(0.33)%	(0.53)%	22%	$201,527
2019	$17.08	(0.03)	5.57	5.54	—	(2.14)	(2.14)	$20.48	34.46%	0.97%	1.15%	(0.16)%	(0.34)%	23%	$156,688
2018	$19.02	(0.03)	0.17	0.14	(0.02)	(2.06)	(2.08)	$17.08	0.60%	0.98%	1.15%	(0.14)%	(0.31)%	29%	$143,249

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Per-share amount was less than $0.005.

Where to Find More Information
Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91590   2305

May 1, 2023

American Century Investments
Prospectus

VP Value Fund
Class I (AVPIX)
Class II (AVPVX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	3
Portfolio Management	4
Purchase and Sale of Fund Shares	4
Tax Information	4
Payments to Broker-Dealers and Other Financial Intermediaries	4
Objectives, Strategies and Risks	5
Management	7
Additional Policies Affecting Your Investment	10
Share Price, Distributions and Taxes	12
Multiple Class Information	14
Financial Highlights	15

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary
Investment Objective
The fund seeks long-term capital growth. Income is a secondary objective.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. The table does not include the fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses presented below would have been higher. For information regarding the fees and expenses associated with your variable annuity or variable life insurance contract, please refer to your insurance product prospectus.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class I	Class II
Management Fee	0.83%	0.73%
Distribution and Service (12b-1) Fees	None	0.25%
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.85%	1.00%
Fee Waiver[1]	0.12%	0.12%
Total Annual Fund Operating Expenses After Fee Waiver	0.73%	0.88%
1 The advisor has agreed to waive 0.12 percentage points of the fund’s management fee. The advisor expects this waiver to continue until April 30, 2024 and cannot terminate it prior to such date without the approval of the Board of Directors.
Example
The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, fees and expenses would have been higher. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, and that you earn a 5% return each year. The example also assumes that the fund’s operating expenses remain the same, except that it reflects the rate and duration of any fee waivers noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class I	$75	$260	$460	$1,038
Class II	$90	$307	$541	$1,214
Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 49% of the average value of its portfolio.
Principal Investment Strategies
In selecting stocks for the fund, the portfolio managers look for companies of all sizes whose stock price may not reflect the company’s value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund.
The fund may invest a portion of its assets in foreign securities when these securities meet the portfolio managers’ standards of selection.
The portfolio managers may sell stocks from the fund’s portfolio if they believe a stock no longer meets their valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified or specific events alter a stock’s prospects.
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Principal Risks
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
•Multi-Cap Investing Risk  – The fund is a multi-capitalization fund that invests in companies of all sizes. The small and medium-sized companies in which the fund invests may be more volatile and subject to greater risk than larger companies.
•Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may decline, even if stock prices generally are rising.
•Foreign Securities Risk  – The fund may invest in foreign securities, which can be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.
•Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
•ESG Integration Risk – When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.
•Price Volatility Risk – The value of the fund’s shares may fluctuate significantly in the short term.
•Redemption Risk – The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. Selling securities to meet such redemptions may cause the fund to experience a loss or increase the fund’s transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets.

Fund Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class I shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. Fees associated with your variable annuity or variable life insurance contract are not reflected in the chart or table below. Had they been included, returns presented below would have been lower. The fund’s past performance is not necessarily an indication of how the fund will perform in the future.
Calendar Year Total Returns
3

Highest Performance Quarter (4Q 2020): 20.74% Lowest Performance Quarter (1Q 2020): -29.39%

Average Annual Total Returns For the calendar year ended December 31, 2022	1 year	5 years	10 years
Class I	0.54%	7.85%	10.59%
Class II	0.31%	7.68%	10.41%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	-7.54%	6.66%	10.29%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	-18.11%	9.42%	12.56%
Portfolio Management
Investment Advisor
American Century Investment Management, Inc.
Portfolio Managers
Kevin Toney, CFA, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003.
Michael Liss, CFA, CPA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1998.
Brian Woglom, CFA, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2005.
Philip Sundell, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002.
David Byrns, CFA, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since 2014.
Purchase and Sale of Fund Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Tax Information
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
Payments to Broker-Dealers and Other Financial Intermediaries
The fund is offered as an underlying investment option for variable annuity or life insurance contracts. The fund and its related companies pay the sponsoring insurance company and its related companies for distribution and other services. These payments may influence the insurance company to include the fund over another investment as an option in its products. Ask your salesperson or visit your insurance company’s website for more information.
4

Objectives, Strategies and Risks
What are the fund’s investment objectives?
The fund seeks long-term capital growth. Income is a secondary objective.
What are the fund’s principal investment strategies?
The portfolio managers look for stocks of companies of all sizes that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company.
Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the portfolio managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. The portfolio managers use a variety of analytical research tools and techniques to help them make decisions about buying or holding securities of companies that meet their investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the portfolio managers may also consider environmental, social, and/or governance (ESG) data. However, the portfolio managers may not consider ESG data with respect to every investment decision and, even when such data is considered, they may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the fund. Since the fund invests in companies of all sizes on an ongoing basis, it may be best characterized as a multi-capitalization value fund.
The portfolio managers may sell stocks from the fund’s portfolio if they believe:
•a stock no longer meets their valuation criteria;
•a stock’s risk parameters outweigh its return opportunity;
•more attractive alternatives are identified; or
•specific events alter a stock’s prospects.
The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund’s assets invested primarily in U.S. equity securities at all times regardless of the movement of stock prices generally.

Equity securities include common stock, preferred stock and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.
When the managers believe it is prudent, the fund may invest a portion of its assets in foreign securities, debt securities of companies, debt obligations of governments and their agencies and other similar securities.
In the event of adverse market, economic, political, or other conditions, the fund may take temporary defensive positions that are inconsistent with the fund’s principal investment strategies. To the extent the fund assumes a defensive position, it may not achieve its investment objective.
A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.
5

What are the principal risks of investing in the fund?
Loss of money is a risk of investing in the fund; at any given time your shares may be worth less than the price you paid for them. An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
The fund may invest in medium-sized and smaller companies, which may be more volatile and subject to greater short-term risk than larger companies. Medium-sized and smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, these companies may have less publicly available information.
If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.
Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund’s style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.
Although the portfolio managers intend to invest the fund’s assets primarily in U.S. securities, the fund may invest in securities of foreign companies. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.
The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.
The value of the fund’s shares may fluctuate significantly in the short term.
The fund may need to sell securities at times it would not otherwise do so in order to meet shareholder redemption requests. The fund could experience a loss when selling securities, particularly if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining pricing for the securities sold or when the securities the fund wishes to sell are illiquid. Selling securities to meet such redemption requests also may increase transaction costs. To the extent that an insurance company has a large position in the fund, the fund may experience relatively large redemptions if such insurance company reallocates its assets. Although the advisor seeks to minimize the impact of such transactions where possible, the fund’s performance may be adversely affected.
When the portfolio managers consider ESG data in addition to fundamental financial metrics to help them make an investment decision for the fund, the fund may perform differently than funds for which ESG data is not considered. Additionally, despite their consideration of ESG data, the portfolio managers may nonetheless invest in companies with weak, or exclude companies with strong, ESG characteristics if they conclude that other attributes of an investment outweigh ESG considerations. ESG data used by the portfolio managers often lacks standardization, consistency, and transparency, and for certain companies such data may not be available, complete, or accurate.

6

Management
Who manages the fund?
The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.
The Board of Directors
The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor. They are not employees, directors or officers of, and have no financial interest in, the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act of 1940.
The Investment Advisor
The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.
The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.
For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The management fee is calculated daily and paid monthly in arrears. Out of the fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The difference in unified management fees among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory fees or other expenses related to the management of the fund’s assets, which do not vary by class. The advisor may pay unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fee Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended December 31, 2022	Class I	Class II
VP Value	0.72%	0.62%
A discussion regarding the basis for the Board’s approval of the investment advisory agreement is available in the fund’s semiannual report to shareholders dated June 30, 2022.
7

The Fund Management Team
The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy. Ultimate responsibility for portfolio construction and strategy implementation, taking into account the team’s analysis and insights, rests with the operational lead portfolio manager.
The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.
Kevin Toney
Mr. Toney, Chief Investment Officer - Global Value Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2003. He joined American Century Investments in 1999 and became a portfolio manager in 2006. He has a bachelor’s degree in commerce from the University of Virginia and an MBA from The Wharton School at the University of Pennsylvania. He is a CFA charterholder.
Michael Liss (operational lead portfolio manager)
Mr. Liss, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1998. He became a portfolio manager in 2004. He has a bachelor’s degree in accounting and finance from Albright College and an MBA in finance from Indiana University. He is a CFA charterholder and a CPA.
Brian Woglom
Mr. Woglom, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2005. He became a senior investment analyst in 2008 and a portfolio manager in 2012. He has a bachelor’s degree from Amherst College and an MBA from the Ross School of Business, University of Michigan. He is a CFA charterholder.
Philip Sundell
Mr. Sundell, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002. He joined American Century Investments in 1997, became a senior analyst in 2007 and became a portfolio manager in 2017. He has a bachelor's degree from Missouri State University and an MBA from Texas Christian University. He is a CFA charterholder.
David Byrns
Mr. Byrns, Portfolio Manager and Senior Investment Analyst, has been a member of the team that manages the fund since joining American Century Investments in 2014 as an investment analyst. He became a senior investment analyst in 2016 and a portfolio manager in 2020. He has a bachelor's degree from the University of Dayton and an MBA from the University of Wisconsin-Madison. He is a CFA charterholder.
The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation and their ownership of fund securities.
Fund Performance
The fund has the same management team and investment policies as another fund in the American Century Investments family of funds, the Value Fund. The fees and expenses of the funds are similar, and they are managed with substantially the same investment objectives and strategies. Notwithstanding these general similarities, VP Value Fund and the Value Fund are separate mutual funds that have different investment performance. Differences in cash flows into the two funds, the size of their portfolios and specific investments held by the two funds, as well as the additional expenses of the insurance product, cause performance to differ.
Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.
Fundamental Investment Policies
Shareholders must approve any change to the fundamental investment policies contained in the statement of additional information, as well as any change to the investment objective of the fund. The Board of Directors and/or the advisor may change any other policies or investment strategies described in this prospectus or otherwise used in the operation of the fund at any time, subject to applicable notice provisions.
8

Fees and Expenses
The fees and expenses set forth herein are those of the fund only; for the fees and expenses associated with your variable annuity or variable life insurance contract, please consult your insurance product prospectus.
Because this fund is offered as an investment option under certain types of insurance contracts, the insurance company offering the fund performs recordkeeping and administrative services for fund shareholders that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay the insurance company a fee for performing those services. Also, the advisor or the fund’s distributor may make payments to insurance companies for various additional services, other expenses and/or the insurance companies’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by insurance companies for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such insurance companies for their sales activities, as well as the opportunity for the fund to be made available by such insurance companies; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the insurance companies; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate insurance companies about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to insurance companies to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. Ask your salesperson or visit your insurance company’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.
9

Additional Policies Affecting Your Investment
Purchase and Redemption of Shares
The fund only offers shares through insurance company separate accounts. For instructions on how to purchase and redeem shares through your separate account, read the prospectus provided by your insurance company. Orders for fund shares will be priced at the net asset value next determined after the order is received in the form required by the agreement between the fund, its investment advisor and/or its distributor and the insurance company from which you have purchased your separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.
Under normal market conditions, the fund generally meets redemption requests through its holding of cash or cash equivalents or by selling portfolio securities. We reserve the right to pay part or all of the proceeds for certain large redemptions in readily marketable securities instead of cash. A description of the requirements for large redemptions is included in the statement of additional information. Additionally, the fund may consider interfund lending to meet redemption requests. The fund is more likely to use these other methods to meet large redemption requests or during times of market crisis.
Frequent Trading Practices
Frequent trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of frequent trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by frequent trading if the additional trading costs are significant.
Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.
We may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be frequent trading if the sale is made:
•within seven days of the purchase; or
•within 30 days of the purchase, if it happens more than once per year.
The frequent trading limitations do not apply to the following types of transactions:
•purchases of shares through reinvested distributions (dividends and capital gains);
•redemption of shares to pay fund or account fees;
•transactions through automatic purchase or redemption plans.
In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.
American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Shares of the fund are not sold directly to the public, but rather to insurance company separate accounts for the purpose of offering the fund as an investment option under variable annuity or variable life insurance products. Purchases and redemptions of fund shares held in omnibus arrangements with insurance companies are aggregated and presented to the fund on a net basis, inherently making it more difficult for the fund to identify abusive trading practices or the shareholder who is effecting the transaction. American Century Investments monitors aggregate trades placed in insurance company separate accounts, and works with each insurance company to identify investors engaging in abusive trading practices and impose restrictions to discourage such practices. Pursuant to Rule 22c-2 under the Investment Company Act of 1940, American Century Investments and each insurance company that uses an American Century Variable Portfolios, Inc. or American Century Variable Portfolios II, Inc. fund as an underlying investment vehicle has entered into an information sharing agreement that obligates the insurance company to: (i) provide certain information regarding shareholder transactions to American Century Investments upon its request; and (ii) impose restrictions on shareholder transactions when instructed by American Century Investments. Because American Century Investments relies on each insurance company to provide information and impose restrictions, our ability to monitor and discourage abusive trading may be dependent on the insurance company’s timely performance of such duties and restrictions may not be applied uniformly in all cases.
10

Small Distributions and Uncashed Distribution Checks
Generally, dividends and distributions cannot be paid by check for an amount less than $50. Any such amount will be automatically reinvested in additional shares. The fund reserves the right to reinvest any dividend or distribution amount you elect to receive by check if your check is returned as undeliverable or if you do not cash your check within six months. Interest will not accrue on the amount of your uncashed check. We will reinvest your check into your account at the NAV on the day of reinvestment. When reinvested, those amounts are subject to the risk of loss like any other fund investment. We also reserve the right to change your election to receive dividends and distributions in cash after a check is returned undeliverable or uncashed for the six month period, and we may automatically reinvest all future dividends and distributions at the NAV on the date of the payment.
Canceling a Transaction
American Century Investments will use its best efforts to honor your request to revoke a transaction instruction if your revocation request is received prior to the close of trading on the New York Stock Exchange (NYSE) (generally 4 p.m. Eastern time) on the trade date of the transaction.  Once processing has begun, or the NYSE has closed on the trade date, the transaction can no longer be canceled.  Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.
Right to Change Policies
We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. In accordance with applicable law, we also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.
11

Share Price, Distributions and Taxes
Share Price
American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

The net asset value, or NAV, of each class of the fund is the current value of the class’s assets minus any liabilities, divided by the number of shares of the class outstanding.
The value of the securities and other assets and liabilities held by the fund are determined by the advisor, as the valuation designee, pursuant to its valuation policies and procedures. The fund’s Board of Directors oversees the valuation designee and at least annually reviews its valuation policies and procedures. Valuations are determined in accordance with applicable federal securities laws and accounting principles generally accepted in the United States.
Portfolio securities for which market quotations are readily available are valued at their market price. Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time the NAV is determined. If the fund invests in futures contracts, futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are generally open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to:
•when there is a significant event subsequent to the market quotation;
•trading in a security has been halted during the trading day; or
•trading in a security is insufficient or did not take place due to a closure or holiday.
If such circumstances occur, the valuation designee will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with the valuation designee’s valuation policies and procedures.
The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the valuation designee reasonably believes are fair rather than being solely determined by the market.
Model-derived fair value factors may be applied to adjust the market quotation of certain foreign equity securities whose last closing price was before the time the NAV is determined. These factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Equity securities with no current day last sale or official close price may be priced at the mean of the bid and ask market quotations obtained from a listing exchange or an independent broker who is an established market maker in the security. The valuation designee may use third party pricing services to assist in the determination of fair value.
With respect to any portion of the fund’s assets that are invested in other mutual funds, the fund’s NAV will be calculated based upon the NAVs of such mutual funds. These mutual funds are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.
The value of any security or other asset denominated in a currency other than U.S. dollars is converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.
12

Distributions
Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally expects to pay distributions of substantially all of its income, if any, quarterly. Distributions from realized capital gains, if any, are paid once a year in March. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stocks or bonds, from the time the assets are purchased.
You will participate in fund distributions, when they are declared, starting on the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.
Provided that all shareholders agree, the fund may utilize the consent dividend provision of Internal Revenue Code Section 565 which treats the income earned by the fund as distributed to the shareholders as of the end of the taxable year.
Taxes
Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.
13

Multiple Class Information
The fund offers multiple classes of shares. All classes are offered exclusively to insurance companies to fund their obligations under the variable annuity and variable life contracts purchased by their clients.
Class I and Class II shares have different fees and expenses. Different fees and expenses will affect performance.
Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting that class; and (d) each class may have different exchange privileges.
Rule 12b-1 Fees
Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. The fund’s Class II shares have a 12b-1 plan. Under the plan, the fund’s Class II pays the distributor an annual fee of 0.25% of Class II average net assets for distribution services, including past distribution services. The distributor pays all or a portion of such fees to the insurance companies that make Class II shares available. Because these fees are used to pay for services that are not related to prospective sales of the fund, the class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the plan and its terms, see Multiple Class Structure in the statement of additional information.
14

Financial Highlights
Understanding the Financial Highlights
The following financial information does not include fees and expenses associated with your variable annuity or variable life insurance contract. Had they been included, the performance shown would have been lower.
The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.
On a per-share basis, the table includes as appropriate
•share price at the beginning of the period
•investment income and capital gains or losses
•distributions of income and capital gains paid to investors
•share price at the end of the period
The table also includes some key statistics for the period as appropriate
•Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period
The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.
15

VP Value Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022	$13.67	0.27	(0.16)	0.11	(0.26)	(1.07)	(1.33)	$12.45	0.54%	0.74%	0.85%	2.12%	2.01%	49%	$387,024
2021	$11.17	0.23	2.50	2.73	(0.23)	—	(0.23)	$13.67	24.51%	0.73%	0.92%	1.79%	1.60%	49%	$430,055
2020	$11.72	0.23	(0.29)	(0.06)	(0.23)	(0.26)	(0.49)	$11.17	0.98%	0.75%	0.98%	2.34%	2.11%	57%	$376,355
2019	$10.01	0.23	2.36	2.59	(0.23)	(0.65)	(0.88)	$11.72	27.03%	0.77%	0.98%	2.11%	1.90%	45%	$432,639
2018	$11.21	0.19	(1.20)	(1.01)	(0.19)	—(3)	(0.19)	$10.01	(9.15)%	0.78%	0.97%	1.70%	1.51%	51%	$374,518
Class II
2022	$13.69	0.25	(0.16)	0.09	(0.25)	(1.07)	(1.32)	$12.46	0.31%	0.89%	1.00%	1.97%	1.86%	49%	$539,924
2021	$11.19	0.21	2.50	2.71	(0.21)	—	(0.21)	$13.69	24.28%	0.88%	1.07%	1.64%	1.45%	49%	$543,896
2020	$11.74	0.21	(0.29)	(0.08)	(0.21)	(0.26)	(0.47)	$ 11.19	0.83%	0.90%	1.13%	2.19%	1.96%	57%	$442,431
2019	$10.02	0.21	2.37	2.58	(0.21)	(0.65)	(0.86)	$ 11.74	26.92%	0.92%	1.13%	1.96%	1.75%	45%	$455,327
2018	$11.22	0.18	(1.21)	(1.03)	(0.17)	—(3)	(0.17)	$10.02	(9.28)%	0.93%	1.12%	1.55%	1.36%	51%	$404,210

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Per-share amount was less than $0.005.

Notes

Notes

Where to Find More Information
 Annual and Semiannual Reports
Additional information about the fund’s investments is available in the fund’s annual and semiannual reports to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated December 31, 2022.
Statement of Additional Information (SAI)
The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.
You may obtain a free copy of the SAI, annual reports and semiannual reports by contacting American Century Investments at the address or telephone numbers listed below, or online at americancentury.com/vpdocs. You may also ask questions about the fund or your accounts by contacting the insurance company through which you purchased the fund.
The Securities and Exchange Commission (SEC)
Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
1-800-378-9878 or 816-531-5575

Investment Company Act File No. 811-05188
CL-PRS-91592   2305

May 1, 2023

American Century Investments
Statement of Additional Information

American Century Variable Portfolios, Inc.

VP Avantis Global Equity Allocation Fund
 Class I (AVVPX)
   Class II (AVVAX)
  Class Y (AVVYX)

VP Balanced Fund
   Class I (AVBIX)
   Class II (AVBTX)

VP Capital Appreciation Fund
   Class I (AVCIX)
   Class II (AVCWX)
  Class Y (AVCYX)

VP Disciplined Core Value Fund
   Class I (AVGIX)
   Class II (AVPGX)

VP Growth Fund
   Class I (AWRIX)
   Class II (AWREX)

VP International Fund
   Class I (AVIIX)
   Class II (ANVPX)

VP Large Company Value Fund
   Class I (AVVIX)
   Class II (AVVTX)

VP Mid Cap Value Fund
   Class I (AVIPX)
   Class II (AVMTX)

VP Ultra® Fund
   Class I (AVPUX)
   Class II (AVPSX)

VP Value Fund
   Class I (AVPIX)
   Class II (AVPVX)

This statement of additional information adds to the discussion in the funds’ prospectuses, dated May 1, 2023, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact the insurance company from which you purchased the fund or contact us at the address or telephone numbers listed on the back cover.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors. You may obtain a free
copy of the funds’ annual reports by calling 1-800-378-9878.

©2023 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	3
All Funds	3
VP Avantis Global Equity Allocation
VP Capital Appreciation, VP Growth, VP International and VP Ultra	3
VP Balanced	3
VP Disciplined Core Value	4
VP Large Company Value, VP Mid Cap Value and VP Value	4
Fund Investments and Risks	4
Investment Strategies and Risks	4
Investment Policies	26
Temporary Defensive Measures	28
Portfolio Turnover	28
Disclosure of Portfolio Holdings	28
Management	33
The Board of Directors	33
Officers	39
Code of Ethics	40
Proxy Voting Policies	40
The Funds’ Principal Shareholders	40
Service Providers	40
Investment Advisor	40
Portfolio Managers	43
Transfer Agent and Administrator	46
Sub-Administrator	47
Distributor	47
Custodian Bank	47
Securities Lending Agent	47
Independent Registered Public Accounting Firm	48
Brokerage Allocation	48
Regular Broker-Dealers	50
Information About Fund Shares	50
Multiple Class Structure	51
Valuation of a Fund’s Securities	52
Special Requirements for Large Redemptions	53
Taxes	54
Federal Income Taxes	54
Financial Statements	55

Appendix A – Principal Shareholders	A-1
Appendix B – Explanation of Fixed-Income Securities Ratings	B-1
Appendix C - Proxy Voting Policies	C-1

The Funds’ History
American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this statement of additional information we refer to American Century Variable Portfolios, Inc., as the corporation.
Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers. Effective September 25, 2020, VP Income & Growth Fund was renamed VP Disciplined Core Value Fund.

Fund	Inception Date

VP Avantis Global Equity Allocation
Class I
Class II
Class Y
VP Balanced
Class I	05/01/1991
Class II	05/02/2016
VP Capital Appreciation
Class I	11/20/1987
Class II	04/25/2014
Class Y	09/22/2017
VP Disciplined Core Value
Class I	10/30/1997
Class II	05/01/2002
VP Growth
Class I	05/02/2011
Class II	05/02/2011
VP International
Class I	05/01/1994
Class II	08/15/2001
VP Large Company Value
Class I	12/01/2004
Class II	10/29/2004
VP Mid Cap Value
Class I	12/01/2004
Class II	10/29/2004
VP Ultra
Class I	05/01/2001
Class II	05/01/2002
VP Value
Class I	05/01/1996
Class II	08/14/2001

Fund Investment Guidelines
This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectuses.
Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).
All Funds
To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year
(1)no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.
In general, within the restrictions outlined here and in the funds’ prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described on the following pages. Subject to the specific limitations applicable to a fund, the funds’ management teams may invest the assets of each fund in varying amounts in other instruments and may use other techniques when such a course is deemed appropriate to pursue a fund’s investment objective. Unless otherwise noted, all investment restrictions described below and in each fund’s prospectus are measured at the time of the transaction in the security. If market action affecting fund securities (including, but not limited to, appreciation, depreciation or a credit rating event) causes a fund to exceed an investment restriction, the advisor is not required to take immediate action. Under normal market conditions, however, the advisor’s policies and procedures indicate that the advisor will not make any purchases that will make the fund further outside the investment restriction.
VP Avantis Global Equity Allocation
VP Avantis Global Equity Allocation Fund is a “fund of funds,” meaning that it seeks to achieve its objective by investing in Avantis exchange-traded funds (ETFs) and other mutual funds (collectively, the underlying funds). The underlying funds generally represent a broadly diversified basket of equity securities that seek to overweight securities that are expected to have higher returns or better risk characteristics than a passive, market-cap weighted index.
VP Capital Appreciation, VP Growth, VP International and VP Ultra
It is the advisor’s intention that each fund will generally consist of domestic and foreign common stocks, convertible securities and equity equivalent securities. Senior securities that, in the opinion of the portfolio managers, are high-grade issues also may be purchased for defensive purposes.
So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested in securities, regardless of the movement of stock or bond prices, generally. However, should a fund’s investment methodology fail to identify sufficient acceptable securities, or for any other reason, including the desire to take a temporary defensive position, the funds may invest up to 100% of their assets in U.S. government securities. In most circumstances, each fund’s actual level of cash and cash equivalents will be less than 10%. The managers may use futures contracts as a way to expose each fund’s cash assets to the market while maintaining liquidity. The managers may not leverage a fund’s portfolio without appropriately segregating assets to cover such positions. See Derivative Instruments, page 8, Futures and Options, page 13 and Short-Term Securities, page 23.
VP Balanced
In general, within the restrictions outlined here and in the fund’s prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested. As a matter of fundamental policy, the managers will invest approximately 60% of the fund’s portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of large capitalization companies. The fund’s investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its net assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described above in Fund Investment Guidelines. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, futures contracts and similar securities, and short-term securities. For more information regarding equity equivalents, see Equity Equivalents.
The fixed-income portion of the fund generally will be invested in a diversified portfolio of high- and medium-grade government, corporate, mortgage-backed, asset-backed and similar securities. There are no maturity restrictions on the individual securities in which the fund invests. The fixed-income portion of the fund will have a weighted average maturity of three and one-half years or longer. The managers will actively manage the portfolio, adjusting the portfolio’s weighted average maturity in response to expected changes in interest rates. During periods of rising interest rates, or when rates are expected to rise, a shorter-weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund’s net asset value. When interest rates are falling, or expected to fall, and bond prices rising, or expected to rise, a longer-weighted average portfolio maturity may be adopted.
To achieve its objective, the fixed-income portion of the fund may invest some or all of its assets in a diversified portfolio of high- and medium-grade debt securities payable in U.S. and up to 10% in foreign currencies. Non-investment-grade securities are subject to greater credit risk and consequently offer higher yields.
The fixed-income portion of the fund may invest no more than 5% of its assets in securities rated below investment grade. For a description of the fixed-income securities rating system, see Explanation of Fixed-Income Securities Ratings, in Appendix B. It also may invest in unrated securities if the portfolio managers determine that they are of equivalent credit quality. The fixed-income portion of VP Balanced also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund’s investment objective.
The fixed-income portion of VP Balanced may invest in U.S. dollar-denominated securities issued or guaranteed by the U.S. government and its agencies and instrumentalities. Specifically, it may invest in (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States; and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government. These agencies and instrumentalities may include, but are not limited to, the Government National Mortgage Association, Federal National Mortgage Association, Federal Home Loan Mortgage Corporation, Federal Farm Credit Banks, Federal Home Loan Banks and Resolution Funding Corporation.
The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.
VP Disciplined Core Value
VP Disciplined Core Value will generally be invested in equity securities of publicly traded U.S. companies. The fund’s investment approach may cause its investments in equity securities to be more heavily invested in some industries than in others. However, it may not invest more than 25% of the net assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issuer are limited, as described previously in Fund Investment Guidelines. The portfolio managers also may purchase foreign securities, convertible securities, equity-equivalent securities, futures contracts and similar securities, and short-term securities.
VP Large Company Value, VP Mid Cap Value and VP Value
The managers of VP Large Company Value, VP Mid Cap Value and VP Value will invest primarily in stocks of companies that the managers believe are undervalued at the time of purchase. The portfolio managers usually will purchase equity securities of U.S. and foreign companies, but they can purchase other types of securities as well, such as notes, bonds and other debt securities.
Income is a secondary objective of VP Large Company Value, VP Mid Cap Value and VP Value. As a result, a portion of the funds’ assets may consist of debt securities.
Fund Investments and Risks
Investment Strategies and Risks
This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.
Asset-Backed Securities (ABS)
ABS are structured like mortgage-backed securities, but instead of mortgage loans or interest in mortgage loans, the underlying assets may include, for example, such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, home equity loans, student loans, small business loans, and receivables from credit card agreements. The ability of an issuer of ABS to enforce its security interest in the underlying assets may be limited. The value of an asset-backed security is affected by changes in the market’s perception of the assets backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing any credit enhancement.
Payments of principal and interest passed through to holders of ABS are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or a priority to certain of the borrower’s other securities. The degree of credit enhancement varies, and generally applies to only a fraction of the asset-backed security’s par value until exhausted. If the credit enhancement of an asset-backed security held by the fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.
Some types of ABS may be less effective than other types of securities as a means of “locking in” attractive long-term interest rates. One reason is the need to reinvest prepayments of principal, another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.
The risks of investing in ABS are ultimately dependent upon the repayment of loans by the individual or corporate borrowers. Although the fund would generally have no recourse against the entity that originated the loans in the event of default by a borrower, ABS typically are structured to mitigate this risk of default.
ABS are generally issued in more than one class, each with different payment terms. Multiple class ABS may be used as a method of providing credit support through creation of one or more classes whose right to payments is made subordinate to the right to such payments of the remaining class or classes. Multiple classes also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called strips (ABS entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with classes having characteristics such as floating interest rates or scheduled amortization of principal.
Bank Loans
VP Balanced may invest in bank loans, which include senior secured and unsecured floating rate loans of corporations, partnerships, or other entities. Typically, these loans hold a senior position in the borrower’s capital structure, may be secured by the borrower’s assets and have interest rates that reset frequently. These loans are usually rated non-investment grade by the rating agencies. An economic downturn generally leads to higher non-payment and default rates by borrowers, and a bank loan can lose a substantial part of its value due to these and other adverse conditions and events. However, as compared to junk bonds, senior floating rate loans are typically senior in the capital structure and are often secured by collateral of the borrower. A fund’s investments in bank loans are subject to credit risk, and there is no assurance that the liquidation of collateral would satisfy the claims of the borrower’s obligations in the event of non-payment of scheduled interest or principal, or that the collateral could be readily liquidated. The interest rates on many bank loans reset frequently, and therefore investors are subject to the risk that the return will be less than anticipated when the investment was first made. Most bank loans, like most investment grade bonds, are not traded on any national securities exchange. Bank loans generally have less liquidity than investment grade bonds and there may be less publicly available information about them.
A fund eligible to invest in bank loans may purchase bank loans from the primary market, from other lenders (sometimes referred to as loan assignments) or it may also acquire a participation interest in another lender’s portion of the bank loan. Large bank loans to corporations or governments may be shared or syndicated among several lenders, usually commercial or investment banks. A fund may participate in such syndicates, or can buy part of a loan, becoming a direct lender. Participation interests involve special types of risk, including liquidity risk and the risks of being a lender. Risks of being a lender include credit risk (the borrower’s ability to meet required principal and interest payments under the terms of the loan), industry risk (the borrower’s industry’s exposure to rapid change or regulation), financial risk (the effectiveness of the borrower’s financial policies and use of leverage), liquidity risk (the adequacy of the borrower’s back-up sources of cash), and collateral risk (the sufficiency of the collateral’s value to repay the loan in the event of non-payment or default by the borrower). If a fund purchases a participation interest, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the credit risk of the borrower.
In addition, transactions in bank loans may take more than seven days to settle. As a result, the proceeds from the sale of bank loans may not be readily available to make additional investments or to meet the fund’s redemption obligations. To mitigate these risks, the fund monitors its short-term liquidity needs in light of the longer settlement period of bank loans. Some bank loan interests may not be registered under the Securities Act of 1933 and therefore not afforded the protections of the federal securities laws.

Collateralized Obligations
VP Balanced may also invest in collateralized obligations including collateralized debt obligations (CDOs), collateralized loan obligations (CLOs), collateralized bond obligations (CBOs), and other similarly structured investments. CBOs and CLOs are types of asset backed securities. A CLO is a trust or other special purpose entity that is typically collateralized by a pool of loans, which may include, among others, U.S. and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A CBO is generally a trust which is backed by a diversified pool of high risk, below investment grade fixed income securities. The risks of an investment in a CDO depend largely on the type of the collateral backing the obligation and the class of the CDO in which a fund invests. CDOs are subject to credit, interest rate, valuation, prepayment and extension risks. These securities are also subject to risk of default on the underlying asset, particularly during periods of economic downturn. CDOs carry additional risks including, but not limited to, (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments, (ii) the collateral may decline in value or default, (iii) a fund may invest in CDOs that are subordinate to other classes, and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.
Convertible Securities
A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.
The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the value of a convertible security fluctuates based upon changes of the underlying security, changes in interest rates and changes in credit quality of the issuer or quality spreads. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.
A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.
Counterparty Risk
A fund will be exposed to the credit risk of the counterparties with which, or the brokers, dealers and exchanges through which, it deals, whether it engaged in exchange traded or off-exchange transactions.  If a fund’s futures commission merchant (FCM) becomes bankrupt or insolvent, or otherwise defaults on its obligations to the fund, the fund may not receive all amounts owed to it in respect of its trading, despite the clearinghouse fully discharging all of its obligations.  The Commodity Exchange Act requires an FCM to segregate all funds received from its customers with respect to regulated futures transactions from such FCM’s proprietary funds.  If an FCM were not to do so to the full extent required by law, the assets of an account might not be fully protected in the event of the bankruptcy of an FCM.  Furthermore, in the event of an FCM’s bankruptcy, a fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of an FCM’s combined customer accounts, even though certain property specifically traceable to the fund (for example, U.S. Treasury bills deposited by the fund) was held by an FCM.  FCM bankruptcies have occurred in which customers were unable to recover from the FCM’s estate the full amount of their funds on deposit with such FCM and owing to them.  Such situations could arise due to various factors, or a combination of factors, including inadequate FCM capitalization, inadequate controls on customer trading and inadequate customer capital.  In addition, in the event of the bankruptcy or insolvency of a clearinghouse, the fund might experience a loss of funds deposited through its FCM as margin with the clearinghouse, a loss of unrealized profits on its open positions, and the loss of funds owed to it as realized profits on closed positions.  Such a bankruptcy or insolvency might also cause a substantial delay before the fund could obtain the return of funds owed to it by an FCM who was a member of such clearinghouse.

Because bi-lateral derivative transactions are traded between counterparties based on contractual relationships, a fund is subject to the risk that a counterparty will not perform its obligations under the related contracts.  Although each fund intends to enter into transactions only with counterparties which the advisor believes to be creditworthy, there can be no assurance that a counterparty will not default and that the funds will not sustain a loss on a transaction as a result. In situations where a fund is required to post margin or other collateral with a counterparty, the counterparty may fail to segregate the collateral or may commingle the collateral with the counterparty’s own assets.  As a result, in the event of the counterparty’s bankruptcy or insolvency, a fund’s collateral may be subject to the conflicting claims of the counterparty’s creditors, and a fund may be exposed to the risk of a court treating a fund as a general unsecured creditor of the counterparty, rather than as the owner of the collateral.
A fund is subject to the risk that issuers of the instruments in which it invests and trades may default on their obligations under those instruments, and that certain events may occur that have an immediate and significant adverse effect on the value of those instruments.  There can be no assurance that an issuer of an instrument in which a fund invests will not default, or that an event that has an immediate and significant adverse effect on the value of an instrument will not occur, and that a fund will not sustain a loss on a transaction as a result.
Transactions entered into by a fund may be executed on various U.S. and non-U.S. exchanges, and may be cleared and settled through various clearinghouses, custodians, depositories and prime brokers throughout the world.  Although a fund attempts to execute, clear and settle the transactions through entities the advisor believes to be sound, there can be no assurance that a failure by any such entity will not lead to a loss to a fund.
Cyber Security Risk
As the funds increasingly rely on technology and information systems to operate, they become susceptible to operational risks linked to security breaches in those information systems. Both calculated attacks and unintentional events can cause failures in the funds’ information systems. Cyber attacks can include acquiring unauthorized access to information systems, usually through hacking or the use of malicious software, for purposes of stealing assets or confidential information, corrupting data, or disrupting fund operations. Cyber attacks can also occur without direct access to information systems, for example by making network services unavailable to intended users. Cyber security failures by, or breaches of the information systems of, the advisor, distributors, broker-dealers, other service providers (including, but not limited to, index providers, fund accountants, custodians, transfer agents and administrators), or the issuers of securities the fund invests in may also cause disruptions and impact the funds’ business operations.  Breaches in information security may result in financial losses, interference with the funds’ ability to calculate NAV, impediments to trading, inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Additionally, the funds may incur substantial costs to prevent future cyber incidents. The funds have business continuity plans in the event of, and risk management systems to help prevent, such cyber attacks, but these plans and systems have limitations, including the possibility that certain risks have not been identified. Moreover, the funds do not control the cyber security plans and systems of our service providers and other third party business partners. The funds and their shareholders could be negatively impacted as a result.
Debt Securities
Each of the funds (other than VP Balanced, for whom investing in debt securities is required) may invest in debt securities. The secondary objective of VP Large Company Value, VP Mid Cap Value and VP Value is income creation. The funds may invest in debt securities when the portfolio managers believe such securities represent an attractive investment for the fund. These funds may invest in debt securities for income, or as a defensive strategy when the managers believe adverse economic or market conditions exist.
In the event of adverse market, economic, political, or other conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective. All funds, except as described below, generally will limit their purchases of debt securities to investment-grade obligations. For long-term debt obligations, this includes securities that are rated Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits an adequate capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, Appendix B.
VP Balanced, VP Large Company Value, VP Mid Cap Value and VP Value may invest up to 5% of their assets in high-yield securities. These securities, sometimes referred to as “junk bonds,” are higher risk debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality. There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be invested.
Debt securities rated lower than Baa by Moody’s or BBB by S&P, or their equivalent, are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher quality debt securities. Regardless of rating levels, all debt securities considered for purchase by a fund are analyzed by the investment manager to determine, to the extent reasonably possible, that the planned investment is sound, given the fund’s investment objective. See Explanation of Fixed-Income Securities Ratings, Appendix B.
If the aggregate value of high-yield securities exceeds 5% of a fund’s assets because of their market appreciation or other assets’ depreciation, the funds will not necessarily sell them. Instead, the portfolio managers will not purchase additional high-yield securities until their value is less than 5% of a fund’s assets. Portfolio managers will monitor these investments to determine whether holding them will likely help the fund meet its investment objectives.
In addition to other factors that will affect its value, the value of a fund’s investments in fixed-income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. Depending upon the particular amount and type of fixed-income securities holdings of a fund, these changes may impact the net asset value of that fund’s shares.
Depositary Receipts
Depositary receipts are certificates evidencing ownership of shares of a foreign issuer. They include American Depositary Receipts (“ADRS”), as well as other “hybrid” forms of ADRs, European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), Non-Voting Depositary Receipts (“NVDRs”), and other similar depositary arrangements. Depositary receipts are securities that evidence ownership interests in a security or a pool of securities that have been deposited with a “depository” and may be sponsored or unsponsored. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. Depositary receipts are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.
For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other depositary receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs are issued in registered form, denominated in U.S. dollars. Other depositary receipts, such as GDRs and EDRs, may be issued in bearer form and denominated in other currencies, and are generally traded in securities markets outside the U.S. While the two types of depositary receipt facilities (unsponsored or sponsored) are similar, there are differences regarding a holder’s rights and obligations and the practices of market participants. A depository may establish an unsponsored facility without participation by (or acquiescence of) the underlying issuer; typically, however, the depository requests a letter of non-objection from the underlying issuer prior to establishing the facility. Holders of unsponsored depositary receipts generally bear all the costs of the facility. The depository usually charges fees upon deposit and withdrawal of the underlying securities, the conversion of dividends into U.S. dollars or other currency, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the underlying issuer or to pass through voting rights to depositary receipt holders with respect to the underlying securities.
Sponsored depositary receipt facilities are created in generally the same manner as unsponsored facilities, except that sponsored depositary receipts are established jointly by a depository and the underlying issuer through a deposit agreement. The deposit agreement sets out the rights and responsibilities of the underlying issuer, the depository, and the depositary receipt holders. With sponsored facilities, the underlying issuer typically bears some of the costs of the depositary receipts (such as dividend payment fees of the depository), although most sponsored depositary receipts agree to distribute notices of shareholders meetings, voting instructions, and other shareholder communications and information to the depositary receipt holders at the underlying issuer’s request. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities. Depositary receipts do not eliminate all of the risks associated with directly investing in the securities of foreign issuers.
Derivative Instruments
To the extent permitted by its investment objectives and policies, each of the funds may invest in instruments that are commonly referred to as derivative instruments. Generally, a derivative instrument is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Examples of common derivative instruments include futures contracts, warrants, structured notes, credit default swaps, options contracts, swap transactions, forward currency contracts, and treasury futures, including foreign government bond futures. Certain derivative instruments are described more accurately as index/structured instruments. Index/structured instruments are derivative instruments whose value or performance is linked to other equity securities, currencies, interest rates, indices or other financial indicators (reference indices).
Some derivative instruments, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative instruments and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.
The return on a derivative instrument may increase or decrease, depending upon changes in the reference index or instrument to which it relates.
There are risks associated with investing in derivatives, including:
•the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative instrument will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;
•the possibility that there may be no liquid secondary market, which may make it difficult or impossible to close out a position when desired;
•the risk that daily limits on price fluctuations and speculative position limits on exchanges on which a fund may conduct its transactions in derivative instruments may prevent profitable liquidation of positions, subjecting a fund to the potential of greater losses;
•the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;
•the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade;
•the risk that the counterparty will fail to perform its obligations; and
•the risk that a fund will be subject to higher volatility because some derivative instruments create leverage.
The funds’ Board of Directors has reviewed the advisor’s derivatives risk management program policy, which includes policies and procedures reasonably designed to manage a fund’s derivatives risk. Unless a fund qualifies as a limited derivatives user, the fund will be required to participate in the derivatives risk management program, which includes compliance with value-at-risk based leverage limits, oversight by a derivatives risk manager, and additional reporting and disclosure regarding its derivatives positions. A fund designated as a limited derivatives user has policies and procedures to manage its aggregate derivatives risk. The advisor will report on the derivatives risk management program to the Board of Directors on a quarterly basis. The derivatives risk management program complies with recently adopted Rule 18f-4. In connection with the adoption of Rule 18f-4, the SEC also eliminated the existing asset segregation framework for covering derivatives and certain financial instruments.
ESG Risk
VP Avantis Global Equity Allocation may invest in underlying funds that screen securities based on environmental, social, and governance (“ESG”) characteristics. These underlying funds may exclude the securities of certain issuers or industry sectors for other than financial reasons and, as a result, these funds may perform differently or maintain a different risk profile than the market generally or compared to funds that do not use similar ESG-based screens. Investing based on ESG considerations may also prioritize long term rather than short term returns. Furthermore, when analyzing ESG criteria for issuers, these underlying funds rely on proprietary evaluations and information, ratings and scoring models published by third party sources (collectively, “ESG Data”). Due to the lack of regulation and uniform reporting standards with respect to ESG characteristics of issuers, ESG Data may be inconsistent across sources and, in certain cases, incorrect. In addition, ESG Data is not currently available for many issuers and, when available, frequently only includes some but not all of the ESG characteristics considered by these underlying funds when applying their ESG screens.
Equity Equivalents
In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include common stock, preferred stock, securities convertible into common stock, stock futures contracts and stock index futures contracts.
The funds may make foreign investments either directly in foreign securities or indirectly by purchasing depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.
Foreign Currency Transactions and Forward Exchange Contracts
A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
(1)Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency-denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., “settled”). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”
(2)Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euros, it could enter into a forward contract to sell Euros in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.
A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.
At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.
It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.
(3)Shifting Currency Exposure (VP Avantis Global Equity Allocation and VP International Only). These funds (or underlying funds of VP Avantis Global Equity Allocation) may also enter into forward contracts to shift their investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.
Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially subject a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The funds will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged.
Foreign Securities
An unlimited portion of each fund’s assets may be invested in the securities of issuers located in foreign countries, including foreign governments, when securities meet its standards of selection, except for VP Mid Cap Value and VP Value, which may invest up to 35% of their assets in foreign securities, and VP Large Company Value, which may invest up to 20% of its assets in foreign securities. In addition, VP Large Company Value, VP Value and VP Mid Cap Value will limit their purchases of foreign securities to those of issuers whose principal business activities are located in developed countries. In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where a majority of the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case. The funds consider a security to be a developed country security if its issuer is located in the following developed countries list, which is subject to change: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, The Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Securities of foreign issuers may trade in the U.S. or foreign securities markets.
Investments in foreign securities may present certain risks, including:
Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and buy currency restrictions, exchange control regulation, currency devaluations and political developments.
Social, Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.
Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Certain jurisdictions do not currently provide the Public Company Accounting Oversight Board (“PCAOB”) with sufficient access to inspect audit work papers and practices, or otherwise do not cooperate with U.S. regulators, potentially exposing investors in U.S. capital markets to significant risks. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.
Market and Trading Risk. Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.
Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.
Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered at the time of the transaction, resulting in a loss to the fund.
Emerging Markets Risk. Each fund other than VP Large Company Value, VP Mid Cap Value and VP Value, may invest its holdings in securities of issuers located in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are not considered by the advisor to be developed countries, which are listed on page 11.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.
The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.
Sanctions. The U.S. may impose economic sanctions against companies in various sectors of certain countries. This could limit a fund’s investment opportunities in such countries, impairing the fund’s ability to invest in accordance with its investment strategy and/or to meet its investment objective. For example, a fund may be prohibited from investing in securities issued by companies subject to such sanctions. In addition, the sanctions may require a fund to freeze its existing investments in sanctioned companies, prohibiting the fund from selling or otherwise transacting in these investments. Current sanctions or the threat of potential sanctions may also impair the value or liquidity of affected securities and negatively impact a fund.
In early 2022, the United States and countries throughout the world imposed economic sanctions on Russia in response to its military invasion of Ukraine. The sanctions are broad and include restrictions on the Russian government as well as Russian companies, individuals, and banking entities. The sanctions and other measures, such as boycotts or changes in consumer preferences, will likely cause declines in the value and liquidity of Russian securities, downgrades in the credit ratings of Russian securities, devaluation of Russia’s currency, and increased market volatility and disruption in Russia and throughout the world. Sanctions and similar measures, such as banning Russia from financial transaction systems that facilitate international transfers of funds, could limit or prevent the funds from selling and buying impacted securities both in Russia and in other markets. Such measures will likely cause significant delay in the settlement of impacted securities transactions or prevent settlement all together. The lack of available market prices for such securities may cause the funds to use fair value procedures to value certain securities. The consequences of the war and sanctions may negatively impact other regional and global economic markets. Additionally, Russia may take counter measures or engage in retaliatory actions—including cyberattacks and espionage—which could further disrupt global markets and supply chains. Companies in other countries that do business with Russia and the global commodities market for oil and natural gas, especially, will likely feel the impact of the sanctions. The sanctions, together with the potential for a wider armed or cyber conflict, could increase financial market volatility globally and negatively impact the funds’ performance beyond any direct exposure to Russian issuers or securities.
Risk of Focusing Investment on Region or Country. Investing a significant portion of assets in one country or region makes a fund more dependent upon the political and economic circumstances of that particular country or region.
Eurozone Investment Risk – The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union (EU) members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies and is subject to fiscal and monetary controls. EMU members could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. Certain countries and regions in the EU are experiencing significant financial difficulties. Some of these countries may be dependent on assistance from other European governments and institutions or agencies. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in an economic downturn that could significantly affect the value of investments in those and other European countries. One or more countries could depart from the EU, which could weaken the EU and, by extension, its remaining members. For example, the United Kingdom’s departure, described in more detail below.
United Kingdom Investment Risk – Commonly known as “Brexit,” the United Kingdom’s exit from the EU occurred in January of 2021. The UK and the EU continue to work to establish regulatory frameworks for cooperation on financial services. Continuing uncertainty in the UK, EU, and other financial markets may result in volatility, fluctuations in asset values and exchange rates, decreased liquidity and unwillingness or inability of financial and other counterparties to enter into transactions.
Risk of Investing in China. Investing in Chinese securities is riskier than investing in U.S. securities. Although the Chinese government is currently implementing reforms to promote foreign investment and reduce government economic control, there is no guarantee that the reforms will be ongoing or effective. Investing in China involves risk of loss due to nationalization, expropriation, and confiscation of assets and property. Losses may also occur due to new or expanded restrictions on foreign investments or repatriation of capital. Participants in the Chinese market are subject to less regulation and oversight than participants in the U.S. market. This may lead to trading volatility, difficulty in the settlement and recording of transactions, and uncertainty in interpreting and applying laws and regulations. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in the economies of any of China’s key trading partners may adversely affect the securities of Chinese issuers. Regional conflict could also have an adverse effect on the Chinese economy. The SEC and the PCAOB continue to have concerns about their ability to inspect international auditing standards of U.S. companies operating in China and PCAOB-registered auditing firms in China. Because the SEC and PCAOB have limited access to information about these auditing firms and are restricted from inspecting the audit work and practices of registered accountants in China, there is the risk that material information about Chinese issuers may be unavailable. As a result, there is substantially greater risk that disclosures will be incomplete or misleading and, in the event of investor harm, substantially less access to recourse, in comparison to U.S. domestic companies.
The U.S. government may occasionally place restrictions on investments in Chinese companies. For example, in November 2020, an Executive Order was issued that prohibits U.S. persons from purchasing or investing in certain publicly-traded securities of companies identified as “Communist Chinese military companies” or in instruments that are designed to provide investment exposure to those companies. The companies identified may change from time to time. A fund may incur losses if more investors attempt to sell such securities or if the fund is unable to participate in an otherwise attractive investment. Securities that are or become prohibited may become less liquid and their market prices may decline. In addition, the market for securities of other Chinese-based issuers may also be negatively impacted, resulting in reduced liquidity and price declines.
Due to Chinese governmental restrictions on foreign ownership of companies in certain industries, Chinese operating companies often rely on variable interest entity (VIE) structures to raise capital from non-Chinese investors. In a VIE structure, a China-based operating company establishes an entity—typically offshore—that enters into service and other contracts with the Chinese company designed to provide economic exposure to the company. The offshore entity then issues shares that are sold to non-Chinese investors. A U.S.-listed company and its China-based VIE might appear to be the same company—because they are presented in a consolidated manner—but they are not. The U.S.-listed company’s control over the China-based company is predicated on contracts with the China-based company, not equity ownership. The Chinese government has never explicitly approved these structures and thus could determine at any time, and without notice, that the VIE’s underlying contractual arrangements violate Chinese law. If either the China-based company (or its officers, directors, or Chinese equity owners) breach those contracts with the U.S.-listed shell company, or Chinese law changes in a way that affects the enforceability of these arrangements, or those contracts are otherwise not enforceable under Chinese law, U.S. investors may suffer losses with limited recourse available. Additionally, investments in the U.S.-listed company may be affected by conflicts of interest and duties between the legal owners of the China-based VIE and the stockholders of the U.S.-listed company. Finally, if Chinese companies listed on U.S. exchanges, including ADRs and companies that rely on VIE structures, do not meet U.S. accounting standards and auditor oversight requirements they may be delisted, which would likely decrease the liquidity and value of these securities.
Futures and Options
Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to:
•protect against a decline in market value of the fund’s securities (taking a short futures position);
•protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or
•provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.
Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.
Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.
For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, provided that the transactions are consistent with the fund’s investment objectives. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.
Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).
Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.
By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.
The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.
A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.
Risks Related to Futures and Options Transactions
Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.
A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.
A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.
Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.
Options on Futures
By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.
Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.
Restrictions on the Use of Futures Contracts and Options
Each fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.
Certain rules adopted by the CFTC may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.
To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts, options and swap agreements.
Inflation-linked Securities
VP Balanced may purchase inflation-linked securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities.
Inflation-linked securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-linked securities provide this protected return only if held to maturity. In addition, inflation-linked securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-linked securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-linked securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.
An investment in securities featuring inflation-indexed principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-indexed principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.
Inflation-linked Treasury Securities
Inflation-linked U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-linked U.S. Treasury securities may be issued in either note or bond form. Inflation-linked U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-linked U.S. Treasury bonds have maturities of more than 10 years.

Inflation-linked U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-linked U.S. Treasury securities are auctioned and issued on a quarterly basis.
Structure and Inflation Index – The principal value of inflation-linked U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-linked U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.
Semiannual coupon interest payments are made at a fixed percentage of the inflation-linked principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-linked U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.
Indexing Methodology - The principal value of inflation-linked U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-linked principal amount by one-half the stated rate of interest on each interest payment date.
Taxation - The taxation of inflation-linked U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-indexed principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.
Inflation-linked U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-indexed principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-linked U.S. Treasury securities would not generate enough cash in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-linked U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.
Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-linked securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-linked securities. For more information about taxes and their effect on you as an investor in the funds, see Taxes, page 54.
U.S. Government Agencies
A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-linked securities. Some U.S. government agencies have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above.
Other Entities
Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-linked securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-linked U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.
Initial Public Offerings
The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

Inverse Floaters
VP Balanced may invest in inverse floaters. An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).
Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by (1) a broker-dealer who purchases fixed-rate bonds and places them in a trust, or (2) an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.
In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:
(i)Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.
(ii)Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.
Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.
Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.
Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.
The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds.
Investment in Issuers with Limited Operating Histories
Each fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. VP Balanced, VP Capital Appreciation, VP Growth, VP Disciplined Core Value, VP International, VP Large Company Value, VP Mid Cap Value, VP Ultra and VP Value may invest up to 5% of their assets in such companies. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.
Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.
For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.
LIBOR Transition Risk
The London Interbank Offered Rate (“LIBOR”) is a benchmark interest rate intended to be representative of the rate at which major international banks who are members of the British Bankers Association lend to one another over short-terms.Following manipulation allegations, financial institutions have started the process of phasing out the use of LIBOR. The transition process to a replacement rate or rates may lead to increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition may also result in a change in the value of certain instruments the funds hold or a change in the cost of temporary borrowing for the funds. As LIBOR is discontinued, the LIBOR replacement rate may be lower than market expectations, which could have an adverse impact on the value of preferred and debt-securities with floating or fixed-to-floating rate coupons. The transition away from LIBOR could result in losses to the funds.

Loans of Portfolio Securities
In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.
Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays and costs in recovering the securities loan, the lending fund could experience delays in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:
(1)the type and amount of collateral that must be received by the fund;
(2)the circumstances under which additions to that collateral must be made by borrowers;
(3)the return to be received by the fund on the loaned securities;
(4)the limitations on the percentage of fund assets on loan; and
(5)the credit standards applied in evaluating potential borrowers of portfolio securities.
In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recover of securities from borrowers.
Mortgage-Backed Securities
Background
A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.
Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.
Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.
As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.
A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.
GNMA Certificates
The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen’s Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.
GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans

(buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.
Fannie Mae Certificates
The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.
Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.
Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government. See Current Status of Fannie Mae and Freddie Mac below.
Freddie Mac Certificates
The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.
Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.
Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government. See Current Status of Fannie Mae and Freddie Mac below.
Current Status of Fannie Mae and Freddie Mac
Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements (SPSPAs) to provide additional financing to Fannie Mae and Freddie Mac. Although the SPSPAs are intended to provide Fannie Mae and Freddie Mac with the necessary cash resources to meet their obligations, Fannie Mae and Freddie Mac continue to operate as going concerns while in conservatorship, and each remains liable for all of its obligations, including its guaranty obligations, associated with mortgage-backed securities.
The future status and role of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior preferred stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative, regulatory, or legal action that alters the operations, ownership, structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
To-Be-Announced Mortgage-Backed Securities
To-be-announced (TBA) commitments are forward agreements for the purchase or sale of securities, which are described in greater detail under the heading When-Issued and Forward Commitment Agreements. A fund may gain exposure to mortgage-backed securities through TBA transactions. TBA mortgage-backed securities typically are debt securities structured by agencies such as

Fannie Mae and Freddie Mac. In a typical TBA mortgage transaction, certain terms (such as price) are fixed, with delayed payment and delivery on an agreed upon future settlement date. The specific mortgage-backed securities to be delivered are not typically identified at the trade date but the delivered security must meet specified terms (such as issuer, interest rate, and underlying mortgage terms). Consequently, TBA mortgage-backed transactions involve increased interest rate risk because the underlying mortgages may be less favorable at delivery than anticipated. TBA mortgage contracts also involve a risk of loss if the value of the underlying security to be purchased declines prior to delivery date. The yield obtained for such securities may be higher or lower than yields available in the market on delivery date. The funds may also take short positions in TBA investments. To enter a short sale of a TBA security, a fund effectively agrees to sell a security it does not own at a future date and price. The funds generally anticipate closing short TBA positions before delivery of the respective security is required, however if the fund is unable to close a position, the fund would have to purchase the securities needed to settle the short sale. Such purchases could be at a different price than anticipated, and the fund would lose or gain money based on the acquisition price.
Credit Risk Transfer Securities
Credit risk transfer securities (CRTs) transfer the credit risk related to certain types of mortgage-backed securities to the owner of the credit risk transfer. Government entities, such as Fannie Mae or Freddie Mac, primarily issue CRTs. CRTs trade in an active over the counter market facilitated by well-known investment banks. Though an active OTC market for trading exists, CRTs may be less liquid than exchange traded securities. CRTs are unguaranteed and unsecured fixed or floating rate general obligations. Holders of CRTs receive compensation for providing credit protection to the issuer. The issuer of the CRT selects the pool of mortgage loans based on that entity’s eligibility criteria, and the performance of the CRTs will be directly affected by the selection of such underlying mortgage loans. The risks associated with an investment in a CRT differ from the risks of investing in mortgage-backed securities issued by government entities or issued by private issuers because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. Accordingly, investors in CRTs could lose some or all of their investment if the underlying mortgage loans default.
Collateralized Mortgage Obligations (CMOs)
A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.
In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.
As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.
Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.
The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.
As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.
The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.
Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to a reference rate, such as the Secured Overnight Financing Rate (SOFR). Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above a reference rate) and inverse floaters (which float inversely to a reference rate) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities
Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.
The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.
Commercial Mortgage-Backed Securities (CMBS)
CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.
Adjustable Rate Mortgage Securities
Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities.
In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.
Mortgage Dollar Rolls
VP Balanced may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in other securities that are permissible investments for the fund. Such investments may have a leveraging effect, increasing the volatility of the fund.
For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value.
A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.
Municipal Bonds
Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.
General obligation (GO) bonds are issued by states, counties, cities, towns, school districts and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities and hospitals.
Industrial development bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.
Some longer-term municipal bonds allow an investor to “put” or sell the security at a specified time and price to the issuer or other “put provider.” If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security’s final maturity as its effective maturity, lengthening the fund’s weighted average maturity and increasing the volatility of the fund.
Municipal Notes
Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.
Tax anticipation notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.
Revenue anticipation notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.
Bond anticipation notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.
Other Investment Companies
Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to:
(a)3% of the total voting stock of any one investment company;
(b)5% of the fund’s total assets with respect to any one investment company; and
(c)10% of the fund’s total assets in the aggregate.
Such exceptions may include reliance on Rule 12d1-4 of the Investment Company Act. Rule 12d1-4, subject to certain requirements, would permit a fund to invest in affiliated investment companies (other American Century mutual funds and ETFs) and unaffiliated investment companies in excess of the limitations described above.
A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.
As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.
ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or index-based. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities, to gain exposure to specific asset classes or sectors, or as a substitute for investing directly in securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities. Additionally, because the price of ETF shares is based on market price rather than net asset value (NAV), shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). A fund may also incur brokerage commissions, as well as the cost of the bid/ask spread, when purchasing or selling ETF shares.
Private Placement Securities
The funds may invest in private placement securities. Private placement securities are securities that are not registered under the Securities Act of 1933. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market.
Investments in private placements are generally considered to be illiquid. Privately placed securities may be difficult to sell promptly or at reasonable prices and might thereby cause a fund difficulty in satisfying redemption requests. In addition, less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. Privately placed securities are typically fair valued and generally have no secondary trading market; therefore, such investments may be more difficult to value than publicly traded securities. Difficulty in valuing a private placement may make it difficult to accurately determine a fund’s exposure to private placement investments, which could cause a fund to invest to a greater extent than permitted in illiquid investments and subject a fund to increased risks.
Repurchase Agreements
Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.
A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.
Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.
The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.
Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.
Restricted and Illiquid Securities
The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Restricted securities include securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration, or that are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered “restricted securities,” they are not necessarily illiquid.
With respect to securities eligible for resale under Rule 144A, the advisor will determine the liquidity of such securities pursuant to the fund’s Liquidity Risk Management Program approved by the Board of Directors in accordance with Rule 22e-4.
Because the secondary market for such securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its assets in illiquid securities.
Short Sales
A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.
In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.
Short-Term Securities
In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.
Examples of those securities include:
•Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•Commercial Paper;
•Certificates of Deposit and Euro Dollar Certificates of Deposit;
•Bankers’ Acceptances;
•Short-term notes, bonds, debentures or other debt instruments;
•Repurchase agreements; and

•Money Market funds.
Swap Agreements
Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.
Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, including inflation indexes, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on a reference rate.
The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.
Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness or that are cleared through a Derivatives Clearing Organization (“DCO”). Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements.
The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) and related regulatory developments require the clearing and exchange-trading of certain standardized derivative instruments that the CFTC and SEC have defined as “swaps.” The CFTC has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Although exchange trading is designed to decrease counterparty risk, it does not do so entirely because the fund will still be subject to the credit risk of the central clearinghouse. Cleared swaps are subject to margin requirements imposed by both the central clearinghouse and the clearing member FCM. Uncleared swaps are now subject to posting and collecting collateral on a daily basis to secure mark-to-market obligations (variation margin). Swaps data reporting may subject a fund to administrative costs, and the safeguards established to protect trader anonymity may not function as expected. Exchange trading, central clearing, margin requirements, and data reporting regulations may increase a fund’s cost of hedging risk and, as a result, may affect shareholder returns.
U.S. Government Securities
U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates. Occasionally, Congressional negotiations regarding increasing the U.S. statutory debt ceiling cause uncertainty in the market. Uncertainty, or a default on U.S. government debt, could cause the credit rating of the U.S. government to be downgraded, increase volatility in debt and equity markets, result in higher interest rates, reduce prices of U.S. Treasury securities, or increase the costs of certain kinds of debt.
A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks, and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.
Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.
Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.
Interest Rate Resets on Floating-Rate U.S. Government Agency Securities
Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; and the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.
Variable-and Floating-Rate Securities
Variable- and floating-rate securities, including variable-rate demand obligations (VRDOs) and floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.
These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. Examples of VRDOs include variable-rate demand note (VRDN) and variable-rate demand preferreds (VRDP). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7. VRDPs are issued by a closed-end fund that in turn invests primarily in portfolios of bonds. They feature a floating rate dividend set via a weekly remarketing and have a fixed term, mandatory redemption, and an unconditional par put option.
When-Issued and Forward Commitment Agreements
The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.
For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.
When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.
To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.
Zero-Coupon and Step-Coupon Securities
The funds may purchase zero-coupon debt securities. Zero-coupon securities do not make regular cash interest payments, and are sold at a deep discount to their face value.

The funds may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security, coupon or interest payments may increase to predetermined rates at future dates. The issuer generally retains the right to call the security. Some step-coupon securities are issued with no coupon payments at all during an initial period, and only become interest-bearing at a future date; these securities are sold at a deep discount to their face value.
Although zero-coupon and certain step-coupon securities may not pay current cash income, federal income tax law requires the holder to include in income each year the portion of any original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of any original issue discount and other noncash income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate a case to meet these distribution requirements.
Investment Policies
Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.
For purposes of a fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.
Fundamental Investment Policies
The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s status as diversified, and, except for VP Avantis Global Equity Allocation, a fund’s investment objective set forth in its prospectus may not be changed without approval of a majority of the outstanding votes of shareholders of a fund. Under the Investment Company Act, the vote of a majority of the outstanding votes of shareholders means, the vote of (A) 67 percent or more of the voting securities present at a shareholder meeting, if the holders of more than 50 percent of the outstanding voting securities are present or represented by proxy; or (B) more than 50 percent of the outstanding voting securities, whichever is less.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing	A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).
Lending	A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.
Real Estate	A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.
Concentration	A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).
Underwriting	A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.
Commodities	A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
Control	A fund may not invest for purposes of exercising control over management.
For purposes of the investment policy relating to senior securities, a fund may borrow from any bank provided that immediately after any such borrowing there is asset coverage of at least 300% for all borrowings of such fund. In the event that such asset coverage falls below 300%, the fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings is at least 300%. In addition, when a fund enters into certain transactions involving potential leveraging, it will hold offsetting positions or segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff.
For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.
For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that
(a)there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations (except that an Industrial Development Bond backed only by the assets and revenues of a non-governmental user will be deemed to be an investment in the industry represented by such user);
(b)wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents;
(c)utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and
(d)personal credit and business credit businesses will be considered separate industries.
Nonfundamental Investment Policies
In addition, the funds are subject to the following investment policies that are not fundamental. These policies, along with the investment objective of VP Avantis Global Equity Allocation as set forth in its prospectus, may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity	A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.
Short Sales	A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts, options, and other derivative instruments are not deemed to constitute selling securities short.
Margin	A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions involving futures, options (puts, calls, etc.), swaps, short sales, forward contracts, commitment agreements, and other similar investment techniques shall not be deemed to constitute purchasing securities on margin.
Futures and Options	A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.
Issuers with Limited Operating Histories
The funds may invest in the equity securities of issuers with limited operating histories. See Investment in Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership.

Temporary Defensive Measures
For temporary defensive purposes, each fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may invest a portion of its assets in money market, cash, cash-equivalents or other short-term securities.
Examples of those securities include:
•securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•commercial paper;
•interest-bearing bank accounts or certificates of deposit;
•short-term notes, bonds, or other debt instruments;
•repurchase agreements; and
•money market funds.
To the extent a fund assumes a defensive position, it may not achieve its investment objective.
Portfolio Turnover
The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus. Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager’s investment outlook.
VP Large Company Value
The portfolio managers of VP Large Company Value purchase portfolio securities with a view to the long-term investment merits of each security and, consequently, the fund may hold its investment securities for several years. However, the decision to purchase or sell any security is ultimately based upon the anticipated contribution of the security to the stated objective of the fund. In order to achieve the fund’s objective, the portfolio managers may sell a given security regardless of the time it has been held in the portfolio. Portfolio turnover may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income. Higher turnover would generate correspondingly higher brokerage commissions, which is a cost the fund pays directly.
Other Funds
With respect to each other fund, the managers may sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.
The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the managers may sell a given security regardless of the length of time it has been held in the portfolio and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.
When a general decline in security prices is anticipated, the equity funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the equity funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.
Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are characterized as ordinary income.
Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.
Disclosure of Portfolio Holdings
The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public
Month-end full portfolio holdings for each fund will generally be made available for distribution 15 days after the end of each calendar quarter for each of the preceding three months. This disclosure is in addition to the portfolio disclosure in annual and semiannual shareholder reports and the quarter-end portfolio disclosures on Form N-PORT. Such disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at approximately the same time the filings are made. The distribution of holdings after the above time periods is not limited.
On a monthly basis, top 10 holdings (on an absolute basis and relative to the appropriate benchmark) for each fund will generally be made available for distribution 7 days after the end of each month, and will be posted on americancentury.com at approximately the same time.
Portfolio characteristics that are derived from portfolio holdings will be made available for distribution 7 days after the end of each month, or as soon thereafter as possible, which timeframe may vary by fund. Certain characteristics, as determined by the advisor, will be posted on americancentury.com monthly at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.
Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings in annual and semiannual shareholder reports and on Form N-PORT. These funds will make long and short holdings as of the end of a calendar quarter available for distribution 15 days after the end of each calendar quarter. These funds may also make limited disclosures as noted in the Single Event Requests section below. The distribution of holdings after the above time periods is not limited.
Examples of securities (both long and short) currently or previously held in a portfolio may be included in presentations or other marketing documents as soon as available. The inclusion of such examples is at the relevant portfolio’s team discretion.
So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.
Accelerated Disclosure
The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.
Ongoing Arrangements
Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.
In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.
Those parties who have entered into non-disclosure agreements as of  December 31, 2022, are as follows:
•Aetna Inc.
•Alight Solutions LLC
•AllianceBernstein L.P.
•American Fidelity Assurance Co.
•Ameritas Life Insurance Corporation
•AMP Capital Investors Limited
•Annuity Investors Life Insurance Company
•Aon Hewitt Investment Consulting

•Athene Annuity & Life Assurance Company
•AUL/American United Life Insurance Company
•AXA Equitable Funds Management Group, LLC
•Bell Globemedia Publishing
•Bellwether Consulting, LLC
•BNY Mellon Performance & Risk Analytics, LLC
•Brighthouse Life Insurance Company
•Callan Associates, Inc.
•Calvert Asset Management Company, Inc.
•Cambridge Associates, LLC
•Cambridge Financial Services, Inc.
•Capital Cities, LLC
•CBIZ, Inc.
•Charles Schwab & Co., Inc.
•Choreo, LLC
•Clearwater Analytics, LLC
•Cleary Gull Inc.
•Commerce Bank
•Connecticut General Life Insurance Company
•Corestone Investment Managers AG
•Corning Incorporated
•Curcio Webb LLC
•Deutsche AM Distributors, Inc.
•Eckler, Ltd.
•Electra Information Systems, Inc.
•Equitable Investment Management Group, LLC
•EquiTrust Life Insurance Company
•Farm Bureau Life Insurance Company
•Fidelity Workplace Services, LLC
•FIL Investment Management
•Finance-Doc Multimanagement AG
•Fund Evaluation Group, LLC
•Government Employees Pension Service
•Great-West Financial Retirement Plan Services, LLC
•GSAM Strategist Portfolios, LLC
•The Guardian Life Insurance Company of America
•Intel Corporation
•InvesTrust Consulting, LLC
•Iron Capital Advisors
•Jefferson National Life Insurance Company
•JLT Investment Management Limited
•John Hancock Financial Services, Inc.
•Kansas City Life Insurance Company
•Kiwoom Asset Management
•Kmotion, Inc.
•Korea Investment Management Co. Ltd.
•Korea Teachers Pension

•Legal Super Pty Ltd.
•The Lincoln National Life Insurance Company
•Lipper Inc.
•Marquette Associates
•Massachusetts Mutual Life Insurance Company
•Mercer Investment Management, Inc.
•Merian Global Investors Limited
•Merrill Lynch
•Midland National Life Insurance Company
•Minnesota Life Insurance Company
•Modern Woodmen of America
•Montana Board of Investments
•Morgan Stanley Wealth Management
•Morningstar Investment Management LLC
•Morningstar, Inc.
•Morningstar Investment Services, Inc.
•MUFG Union Bank, NA
•Mutual of America Life Insurance Company
•National Life Insurance Company
•Nationwide Financial
•NEPC
•The Newport Group
•Nomura Asset Management U.S.A. Inc.
•Nomura Securities International, Inc.
•The Northern Trust Company
•Northwestern Mutual Life Insurance Co.
•NYLIFE Distributors, LLC
•Pacific Life Insurance Company
•Principal Life Insurance Company
•Prudential Financial
•RidgeWorth Capital Management, Inc.
•Rocaton Investment Advisors, LLC
•RVK, Inc.
•S&P Financial Communications
•Säästöpankki (The Savings Banks)
•Security Benefit Life Insurance Co.
•Shinhan Asset Management
•State Street Global Exchange
•State Street Global Markets Canada Inc.
•Stellantis
•Symetra Life Insurance Company
•Tokio Marine Asset Management Co., Ltd.
•Towers Watson Investment Services, Inc.
•Truist Bank
•UBS Financial Services, Inc.
•UBS Wealth Management
•Univest Company

•Valic Financial Advisors Inc.
•VALIC Retirement Services Company
•Vestek Systems, Inc.
•Voya Retirement Insurance and Annuity Company
•Wells Fargo Bank, N.A.
•Wilshire Associates Incorporated
•Zeno Consulting Group, LLC
Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:
(1) Full holdings (both long and short) quarterly as soon as reasonably available;
(2) Full holdings (long only) monthly as soon as reasonably available;
(3) Top 10 holdings monthly as soon as reasonably available; and
(4) Portfolio attributes (such as sector or country weights), characteristics and performance attribution monthly as soon as reasonably available.
The types, frequency and timing of disclosure to such parties vary.
Single Event Requests
In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP. In these circumstances, top 15 long and short holdings may be disclosed 7 days after the end of each month. Such disclosure may be presented in paired trades, such as by showing a long holding in one sector or security and a corresponding short holding in another sector or security together to show a long/short strategy. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.
Service Providers
Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into separate non-disclosure agreements after authorization by an appropriate officer of the advisor. The agreements with service providers and data aggregators generally require that they treat the funds’ portfolio holdings information confidentially until the public distribution date and represent that the information will be used only for the legitimate services it provides (i.e., not for trading).
Additional Safeguards
The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders, including procedures to address conflicts between the interests of shareholders and those of the advisor and its affiliates. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. In the event that a request for portfolio holdings or characteristics creates a potential conflict of interest that is not addressed by the safeguards and procedures described above, the advisor’s procedures require that such requests may only be granted with the approval of the advisor’s legal department and the relevant chief investment officers. In addition, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.
Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.
The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

Management
The Board of Directors
The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire on December 31 of the year in which they reach their 75th birthday.
Jonathan S. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). The other directors (more than three-fourths of the total number) are independent. They are not employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS), and they do not have any other affiliations, positions or relationships that would cause them to be considered “interested persons” under the Investment Company Act. The directors serve in this capacity for seven (in the case of Jonathan S. Thomas, 16; and Stephen E. Yates, 8) registered investment companies in the American Century Investments family of funds.
The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Brian Bulatao (1964)	Director	Since 2022	Chief Administrative Officer, Activision Blizzard, Inc. (2021 to present); Under Secretary of State for Management, U.S. Department of State (2018 to 2021); Chief Operating Officer, Central Intelligence Agency (2017 to 2018)	64	None
Thomas W. Bunn (1953)	Director	Since 2017	Retired	64	None
Chris H. Cheesman (1962)	Director	Since 2019	Retired. Senior Vice President & Chief Audit Executive, AllianceBernstein (1999 to 2018)	64	Alleghany Corporation (2021 to 2022)
Barry Fink (1955)	Director	Since 2012 (independent since 2016)	Retired	64	None
Rajesh K. Gupta (1960)	Director	Since 2019	Partner Emeritus, SeaCrest Investment Management and SeaCrest Wealth Management (2019 to present); Chief Executive Officer and Chief Investment Officer, SeaCrest Investment Management (2006 to 2019); Chief Executive Officer and Chief Investment Officer, SeaCrest Wealth Management (2008 to 2019)	64	None
Lynn Jenkins (1963)	Director	Since 2019	Consultant, LJ Strategies (2019 to present); United States Representative, U.S. House of Representatives (2009 to 2018)	64	MGP Ingredients, Inc. (2019 to 2021)
Jan M. Lewis (1957)	Director and Board Chair	Since 2011 (Board Chair since 2022)	Retired	64	None
Gary C. Meltzer (1963)	Director	Since 2022	Advisor, Pontoro (2021 to present); Executive Advisor, Consultant and Investor, Harris Ariel Advisory LLC (2020 to present); Managing Partner, PricewaterhouseCoopers LLP (1985 to 2020)	64	ExcelFin Acquisition Corp., Apollo Realty Income Solutions, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired	109	None
Interested Director
Jonathan S. Thomas (1963)	Director	Since 2007	President and Chief Executive Officer, ACC (2007 to present). Also serves as Chief Executive Officer, ACS; Director, ACC and other ACC subsidiaries	141	None

Qualifications of Directors
Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.
When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.
Brian Bulatao: BS in Engineering Management, United States Military Academy at West Point; MBA from Harvard Business School; former military service followed by experience at McKinsey & Co. (global management consulting) and in the private equity industry; experience in senior management positions in government and the private sector
Thomas W. Bunn: BS in Business Administration, Wake Forest University; MBA in Finance, University of North Carolina at Chapel Hill; formerly Vice Chairman and President, KeyCorp (banking services); 31 years of experience in investment, commercial and corporate banking; managing directorship roles with Bank of America
Chris H. Cheesman: BS in Business Administration (Accounting), Hofstra University; 32 years of experience in global financial services at AllianceBernstein; formerly, auditor with Price Waterhouse; Certified Public Accountant and Certified Financial Services Auditor
Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles including chief operating officer with American Century Investments; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Executive Committee of the Board of Directors of ICI Mutual Insurance Company
Rajesh K. Gupta: BS in Quantitative Analysis, New York University, Stern School of Business; MBA in Finance, New York University, Stern School of Business; formerly held leadership roles during 19-year career with Morgan Stanley Investment Management
Lynn Jenkins: BS in Accounting, Weber State University; AA in Business, Kansas State University; formerly, United States Representative; formerly, Kansas State Treasurer, Kansas State Senator and Kansas State Representative; 20 years of experience in finance and accounting, including as a certified public accountant
Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; Graduate Certificate in Financial Markets and Institutions, Boston University; formerly, President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization); formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries
Gary C. Meltzer: BS in Accounting, Binghamton University; Certified Public Accountant; formerly held a variety of roles during 35 years of experience as business advisor and independent auditor providing high quality audits and value-added services with PricewaterhouseCoopers LLP
Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute
Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, Executive Vice President, Technology & Operations, KeyCorp (banking services); formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology; formerly, Director, Applied Industrial Technologies, Inc.
Responsibilities of the Board
The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:
•oversee the performance of the funds;
•oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;
•review annually the fees paid to the advisor for its services;
•monitor potential conflicts of interest between the funds and their affiliates, including the advisor;

•oversee custody of assets and the valuation of securities; and
•oversee the funds’ compliance program.
In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.
The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.
To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.
Board Leadership Structure and Standing Board Committees
Jan M. Lewis currently serves as the independent board chair and has served in such capacity since 2022. All of the board’s members except for Jonathan S. Thomas are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to oversee fund activities, review contractual arrangements with service providers, review fund performance and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as board chair, and with the board committees comprised only of independent directors, is appropriate and allows for independent oversight of the funds.
The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the funds’ board. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation by the advisor as valuation designee and receives regular reports from the advisor’s internal audit department. The Audit Committee meets with the corporation’s independent auditors to review and approve the scope and results of their professional services; to review the procedures for evaluating the adequacy of the corporation’s accounting controls; to consider the range of audit fees; and to make recommendations to the board regarding the engagement of the funds’ independent auditors. The committee currently consists of Chris H. Cheesman (chair), Barry Fink, Lynn M. Jenkins and Gary C. Meltzer. The committee met five times during the funds’ previous fiscal year ended December 31, 2022.
The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.
If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.
The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of Barry Fink

(chair), Lynn M. Jenkins, Jan M. Lewis and Stephen E. Yates. The committee met four times during the funds’ previous fiscal year ended December 31, 2022.
The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of Thomas W. Bunn (chair), Brian Bulatao, Rajesh K. Gupta, Jan M. Lewis and Stephen E. Yates. The committee met four times during the funds’ previous fiscal year ended December 31, 2022.
The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. The committee currently consists of Rajesh K. Gupta (chair), Brian Bulatao, Thomas W. Bunn, Chris H. Cheesman, Barry Fink, Lynn M. Jenkins, Jan M. Lewis, Gary C. Meltzer and Stephen E. Yates. The committee met four times during the funds’ previous fiscal year ended December 31, 2022.
Risk Oversight by the Board
As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.
Board Compensation
For the fiscal year ended December 31, 2022, each independent director received the following compensation for his or her service to the funds and the American Century family of funds. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses. Neither Jonathan S. Thomas nor any officers of the funds receives compensation from the funds.

Name of Director	Total Compensation for Services as Director of the Funds(1)	Total Compensation for Service as Directors/Trustees for the American Century Investments Family of Funds(2)
Independent Directors
Brian Bulatao	$857	$27,125
Thomas W. Bunn	$10,528	$343,500
Chris H. Cheesman	$10,528	$343,500
Barry Fink	$10,528	$343,500
Rajesh K. Gupta	$10,528	$343,500
Lynn Jenkins	$10,294	$336,000
Jan M. Lewis	$12,275	$400,500
Gary C. Meltzer	$857	$27,125
Stephen E. Yates	$9,976	$450,500
1    Includes compensation paid to the directors for the fiscal year ended December 31, 2022, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.
2    Includes compensation paid to each director for his or her service as director/trustee for seven (in the case of Mr. Yates, eight) investment companies in the American Century Investments family of funds. The total amount of deferred compensation included in the table is as follows: Ms. Jenkins, $134,000.
None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the directors. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.
Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be an earlier date if the director agrees not to make any additional deferrals after such distribution date. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.
The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.
Ownership of Fund Shares
The directors owned shares in the funds as of December 31, 2022 as shown in the table below. As a new fund, VP Avantis Global Equity Allocation is not included in the table below.

Name of Director
	Jonathan S. Thomas	Brian Bulatao	Thomas W. Bunn	Chris H. Cheesman	Barry Fink
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A	A
VP Capital Appreciation	A	A	A	A	A
VP Disciplined Core Value	A	A	A	A	A
VP Growth	A	A	A	A	A
VP International	A	A	A	A	A
VP Large Company Value	A	A	A	A	A
VP Mid Cap Value	A	A	A	A	A
VP Ultra	A	A	A	A	A
VP Value	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	A	E	E	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

Name of Director
	Rajesh K. Gupta	Lynn Jenkins	Jan M. Lewis	Gary C. Meltzer	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
VP Balanced	A	A	A	A	A
VP Capital Appreciation	A	A	A	A	A
VP Disciplined Core Value	A	A	A	A	A
VP Growth	A	A	A	A	A
VP International	A	A	A	A	A
VP Large Company Value	A	A	A	A	A
VP Mid Cap Value	A	A	A	A	A
VP Ultra	A	A	A	A	A
VP Value	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	A	E
Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000
Beneficial Ownership of Affiliates by Independent Directors
No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2022.
Officers
The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for 16 investment companies in the American Century family of funds. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Patrick Bannigan (1965)	President since 2019
Executive Vice President and Director, ACC (2012 to present). Chief Financial Officer, Chief Accounting Officer and Treasurer, ACC (2015 to present). Also serves as President, ACS; Vice President, ACIM; Chief Financial Officer, Chief Accounting Officer and/or Director, ACIM, ACS and other ACC subsidiaries

R. Wes Campbell (1974)	Chief Financial Officer and Treasurer since 2018	Vice President, ACS, (2020 to present); Investment Operations and Investment Accounting, ACS (2000 to present)
Amy D. Shelton (1964)	Chief Compliance Officer and Vice President since 2014
Chief Compliance Officer, American Century funds (2014 to present); Chief Compliance Officer, ACIM (2014 to present); Chief Compliance Officer, ACIS (2009 to present). Also serves as Vice President, ACIS

John Pak (1968)	General Counsel and Senior Vice President since 2021
General Counsel and Senior Vice President, ACC (2021 to present). Also serves as General Counsel and Senior Vice President, ACIM, ACS and ACIS. Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon (2014 to 2021)

David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (1994 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (2003 to present)

Code of Ethics
The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.
Proxy Voting Policies
The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. The funds’ Board of Directors has approved the advisor’s proxy voting policies to govern the advisor’s proxy voting activities.
A copy of the advisor’s proxy voting policies is attached hereto as Appendix C. Information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.
The Funds’ Principal Shareholders
A list of the funds’ principal shareholders appears in Appendix A.
Service Providers
The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.
ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.
Investment Advisor
American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.
Each class of each fund is subject to a contractual unified management fee based on a percentage of the daily net assets of such class. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated on the table below. This formula takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts), as well as exchange-traded funds managed by the advisor, that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets alone, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund’s strategy assets will not include assets of other accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund	Class	Percentage of Strategy Assets
VP Avantis Global Equity Allocation	Class I & Class II	0.65%
	Class Y	0.30%
VP Balanced	Class I & Class II	0.90% of first $250 million 0.85% of the next $250 million 0.80% over $500 million
VP Capital Appreciation	Class I	1.00% of first $500 million 0.95% of the next $500 million 0.90% over $1 billion
	Class II	0.90% of first $500 million 0.85% of next $500 million 0.80% over $1 billion
	Class Y	0.65% of first $500 million 0.60% of the next $500 million 0.55% over $1 billion
VP Disciplined Core Value	Class I & Class II	0.70% of first $5 billion 0.65% over $5 billion
VP Growth	Class I	0.90%
	Class II	0.80%
VP International	Class I	1.06% of first $1 billion 1.00% over $1 billion
	Class II	0.96% of first $1 billion 0.90% over $1 billion
VP Large Company Value	Class I	0.83% of the first $1 billion 0.80% of the next $4 billion 0.70% over $5 billion
	Class II	0.73% of the first $1 billion 0.70% of the next $4 billion 0.60% over $5 billion
VP Mid Cap Value	Class I	0.85%
	Class II	0.75%
VP Ultra	Class I	0.89%
	Class II	0.79%
VP Value	Class I	0.83%
	Class II	0.73%
On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.
The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:
(1)either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act) and
(2)the vote of a majority of the directors of the fund who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.
The management agreement states that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.
The management agreement states the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.
The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.
Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.
The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.
Unified management fees incurred by each fund for the fiscal periods ended December 31, 2022, 2021, and 2020, are indicated in the following table. As a new fund, VP Avantis Global Equity Allocation is not included in the table below.

Unified Management Fees
Fund	2022	2021	2020
VP Balanced	$2,794,072(1)	$3,076,235(9)	$2,541,949(17)
VP Capital Appreciation	$3,027,376(2)	$4,313,335(10)	$3,191,066(18)
VP Disciplined Core Value	$2,746,933	$3,069,988	$2,460,213
VP Growth	$40,537(3)	$42,496(11)	$36,386 (19)
VP International	$1,622,007(4)	$2,275,143(12)	$1,775,225(20)
VP Large Company Value	$822,869(5)	$535,457(13)	$382,832(21)
VP Mid Cap Value	$4,883,851(6)	$5,063,502(14)	$4,429,202(22)
VP Ultra	$1,849,551(7)	$2,284,179(15)	$1,745,328(23)
VP Value	$6,262,474(8)	$6,333,520(16)	$5,150,804 (24)
1 Amount shown reflects waiver by advisor of $239,913 in management fees.
2 Amount shown reflects waiver by advisor of $380,800 in management fees.
3 Amount shown reflects waiver by advisor of $6,599 in management fees.
4 Amount shown reflects waiver by advisor of $172,933 in management fees.
5Amount shown reflects waiver by advisor of $136,662 in management fees.
6 Amount shown reflects waiver by advisor of $404,398 in management fees.
7 Amount shown reflects waiver by advisor of $290,405 in management fees.
8 Amount shown reflects waiver by advisor of $1,018,157 in management fees.
9 Amount shown reflects waiver by advisor of $196,552 in management fees.
10 Amount shown reflects waiver by advisor of $511,011 in management fees.
11 Amount shown reflects waiver by advisor of $9,494 in management fees.
12 Amount shown reflects waiver by advisor of $575,607 in management fees.
13 Amount shown reflects waiver by advisor of $118,986 in management fees.
14 Amount shown reflects waiver by advisor of $935,540 in management fees.
15 Amount shown reflects waiver by advisor of $508,785 in management fees.
16 Amount shown reflects waiver by advisor of $1,746,106 in management fees.
17 Amount shown reflects waiver by advisor of $136,701 in management fees.
18 Amount shown reflects waiver by advisor of $538,193 in management fees.
19 Amount shown reflects waiver by advisor of $10,678 in management fees.
20 Amount shown reflects waiver by advisor of $671,852 in management fees.
21Amount shown reflects waiver by advisor of $92,670 in management fees.

22 Amount shown reflects waiver by advisor of $846,770 in management fees.
23 Amount shown reflects waiver by advisor of $493,223 in management fees.
24Amount shown reflects waiver by advisor of $1,721,008 in management fees
Portfolio Managers
Accounts Managed
The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. Unless otherwise noted, these accounts do not have an advisory fee based on performance of the account.

Accounts Managed (As of December 31, 2022)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Jeffrey R. Bourke	Number of Accounts	4	1	3
	Assets	$15.5 billion(1)	$395.4 million	$1.8 billion
Robert J. Bove	Number of Accounts	5	0	1
	Assets	$5.3 billion(2)	$0	$769.0 million
Rob Brookby	Number of Accounts	4	0	1
	Assets	$5.5 billion(3)	$0	$578.4 thousand
Justin M. Brown	Number of Accounts	6	1	2
	Assets	$15.6 billion(4)	$125.5 million	$486.8 million
David Byrns	Number of Accounts	2	1	1
	Assets	$3.1 billion(5)	$125.5 million	$486.8 million
Arun Daniel	Number of Accounts	8	0	0
	Assets	$7.5 billion(6)	$0	$0
Matthew Dubin	Number of Accounts	5	0	0
	Assets	$279.3 million	$0	$0
Mitchell Firestein	Number of Accounts	21	0	8
	Assets	$18.0 billion	$0	$41.8 million
Robert V. Gahagan	Number of Accounts	15	0	2
	Assets	$21.4 billion(2)	$0	$536.4 million
Rajesh Gandhi	Number of Accounts	7	5	13
	Assets	$3.6 billion(7)	$582.5 million	$1.6 billion
Jason Greenblath	Number of Accounts	11	1	1
	Assets	$12.1 billion(2)	$63.9 million	$98.5 million
Adam Krenn	Number of Accounts	7	0	1
	Assets	$5.2 billion(8)	$0	$614.3 thousand
Keith Lee	Number of Accounts	6	3	4
	Assets	$20.3 billion(1)	$606.8 million	$1.3 billion
Michael Li	Number of Accounts	7	4	8
	Assets	$20.4 billion(1)	$611.9 million	$3.4 billion
Michael Liss	Number of Accounts	18	6	10
	Assets	$29.9 billion(9)	$3.8 billion	$2.0 billion
Yulin Long	Number of Accounts	6	0	0
	Assets	$5.8 billion(6)	$0	$0
Scott Marolf	Number of Accounts	3	1	1
	Assets	$10.3 billion(10)	$125.5 million	$486.0 million

Accounts Managed (As of December 31, 2022)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Daniel Ong	Number of Accounts	27	0	8
	Assets	$18.6 billion	$0	$41.8 million
Ted Randall	Number of Accounts	21	0	8
	Assets	$18.0 billion	$0	$41.8 million
Nathan Rawlins	Number of Accounts	10	1	2
	Assets	$12.3 billion(11)	$972.5 million	$274.6 million
Joseph Reiland	Number of Accounts	8	1	2
	Assets	$15.7 billion(4)	$125.5 million	$486.8 million
Eduardo Repetto	Number of Accounts	27	0	8
	Assets	$18.6 billion	$0	$41.8 million
Philip Sundell	Number of Accounts	9	1	2
	Assets	$8.3 billion(12)	$15.8 million	$416.1 thousand
Charles Tan	Number of Accounts	12	0	1
	Assets	$12.2 billion(2)	$0	$98.5million
Kevin Toney	Number of Accounts	18	6	10
	Assets	$29.9 billion(9)	$3.8 billion	$2.0 billion
Brian Woglom	Number of Accounts	22	4	9
	Assets	$31.4 billion(13)	$2.7 billion	$2.0 billion
Nalin Yogasundram	Number of Accounts	4	0	1
	Assets	$5.5 billion(3)	$0	$578.4 thousand
Jim Zhao	Number of Accounts	7	5	13
	Assets	$3.6 billion(7)	$582.5 million	$1.6 billion
1    Includes $216.5 million in VP Ultra.
2    Includes $319.1 million in VP Balanced.
3    Includes $426.1 million in VP Capital Appreciation.
4    Includes $319.1 million in VP Balanced and $4.9 million in VP Growth.
5    Includes $924.4 million in VP Value.
6    Includes $360.8 million in VP Disciplined Core Value.
7    Includes $161.3 million in VP International.
8    Includes $154.4 million in VP Large Company Value.
9    Includes $678.9 million in VP Mid Cap Value and $924.4 million in VP Value.
10    Includes $4.9 million in VP Growth.
11    Includes $678.9 million VP Mid Cap Value.
12    Includes $154.4 million in VP Large Company Value and $924.4 million in VP Value.
13    Includes $154.4 million in VP Large Company Value, $678.9 million in Mid Cap Value and $924.4 million in VP Value.

Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.
Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, disciplined equity, global growth equity, global value equity, global fixed income, multi-asset strategies, exchange traded funds, and Avantis Investors funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall that restricts real time access to information regarding any portfolio’s transaction activities and positions to team members that have responsibility for a given portfolio or are within the same equity investment discipline. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.
For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.
American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. A centralized trading desk executes all fixed income securities transactions for Avantis ETFs and mutual funds. For all other funds in the American Century complex, portfolio teams are responsible for executing fixed income trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system. There is an ethical wall between the Avantis trading desk and all other American Century traders. The Advisor’s Global Head of Trading monitors all trading activity for best execution and to make sure no set of clients is being systematically disadvantaged.
Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.
Compensation
American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2022, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity.
Base Salary
Portfolio managers receive base pay in the form of a fixed annual salary.
Bonus
VP Avantis Global Equity Allocation. A significant portion of the portfolio managers’ compensation takes the form of an annual bonus. As Chief Investment Officer of Avantis Investors, Mr. Repetto’s annual bonus is tied to average assets under management in the Avantis Investors’ funds. The bonuses of all other VP Avantis Global Equity Allocation portfolio managers are discretionary, allocated by Mr. Repetto based on individual performance. Factors impacting the discretionary bonus may include a portfolio manager’s understanding and improvement of the funds’ investment models, efficient execution of investment decisions, and client interaction.
All Other Funds. A significant portion of portfolio manager compensation takes the form of an annual incentive bonus which is determined by a combination of factors. One factor is investment performance of funds a portfolio manager manages. For most American Century Investments funds, mutual fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.
Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.
Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century Investments mutual funds. This is the case for all of the funds described in this statement of additional information, except for VP Avantis Global Equity Allocation and VP Large Company Value. If the performance of a similarly managed account is considered for purposes of compensation, it is measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group). Performance of VP Balanced, VP Capital Appreciation, VP Disciplined Core Value,VP Growth, VP International, VP Mid Cap Value, VP Ultra and VP Value, is not separately considered in determining portfolio manager compensation.
A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment disciplines: global growth equity, global value equity, disciplined equity, global fixed income, and multi-asset strategies. The performance of American Century ETFs may also be included for certain investment disciplines. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed and the composite for certain portfolio managers may include multiple disciplines. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.
A portion of portfolio managers’ bonuses may be discretionary and may be tied to factors such as profitability, or individual performance goals, such as research projects and/or the development of new products.
Restricted Stock Plans
Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations such as profitability. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).
Deferred Compensation Plans
Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.
Ownership of Securities
As of December 31, 2022, the funds’ most recent fiscal year end, none of the portfolio managers beneficially owned shares of the funds they manage.
Transfer Agent and Administrator
American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 40.
Proceeds from purchases of fund shares may pass through accounts maintained by the transfer agent at Commerce Bank, N.A. or UMB Bank, n.a. before being held at the fund’s custodian. Redemption proceeds also may pass from the custodian to the shareholder through such bank accounts.
From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator
The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.
Distributor
The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.
The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 40. ACIS does not earn commissions for distributing the funds’ shares.
Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.
Custodian Bank
State Street Bank and Trust Company (SSB), State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities under a Master Custodian Agreement with the corporation. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. The custodian takes no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodian and may purchase or sell certain securities from or to the custodian.
Securities Lending Agent
State Street Bank and Trust Company (SSB) serves as securities lending agent for the funds pursuant to a Securities Lending Administration Agreement with the advisor. The following table provides the amounts of income and fees/compensation related to the funds’ securities lending activities during the most recent fiscal year:

	VP Capital Appreciation	VP Growth
Gross income from securities lending activities	$54,053	$2,900
Fees and/or compensation paid by the fund for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$1,136	$227
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$957	$17
Administrative fees not included in the revenue split	$0	$0
Indemnification fee not included in the revenue split	$0	$0
Rebate (paid to borrower)	$41,650	$618
Other fees not included in revenue split	$0	$0
Aggregate fees/compensation for securities lending activities	$43,743	$863
Net income from securities lending activities	$10,310	$2,037

	VP International	VP Mid Cap Value
Gross income from securities lending activities	$51,197	$71,217
Fees and/or compensation paid by the fund for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$1,630	$2,872
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$614	$700
Administrative fees not included in the revenue split	$0	$0
Indemnification fee not included in the revenue split	$0	$0
Rebate (paid to borrower)	$32,651	$40,099
Other fees not included in revenue split	$0	$0
Aggregate fees/compensation for securities lending activities	$34,895	$43,671
Net income from securities lending activities	$16,302	$27,546

	VP Ultra	VP Value
Gross income from securities lending activities	$8,809	$87,025
Fees and/or compensation paid by the fund for securities lending activities and related services:
Fees paid to securities lending agent from a revenue split	$148	$5,140
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split	$115	$885
Administrative fees not included in the revenue split	$0	$0
Indemnification fee not included in the revenue split	$0	$0
Rebate (paid to borrower)	$7,274	$33,644
Other fees not included in revenue split	$0	$0
Aggregate fees/compensation for securities lending activities	$7,537	$39,669
Net income from securities lending activities	$1,272	$47,356
As the funds’ securities lending agent, SSB provides the following services: locating borrowers for fund securities, executing loans of portfolio securities pursuant to terms and parameters defined by the advisor and the Board of Directors, monitoring the daily value of the loaned securities and collateral, requiring additional collateral as necessary, managing cash collateral, and providing certain limited recordkeeping and accounting services.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.
Brokerage Allocation
The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).
Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:
•applicable commission rates and other transaction costs charged by the broker-dealer
•value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)
•timeliness of the broker-dealer’s trade executions
•efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•broker-dealer’s ability to provide data on securities executions
•financial condition of the broker-dealer
•the quality of the overall brokerage and customer service provided by the broker-dealer
In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.
On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:
•rates quoted by broker-dealers
•the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•the ability of a broker-dealer to execute large trades while minimizing market impact
•the complexity of a particular transaction
•the nature and character of the markets on which a particular trade takes place
•the level and type of business done with a particular firm over a period of time
•the ability of a broker-dealer to provide anonymity while executing trades
•historical commission rates
•rates that other institutional investors are paying, based on publicly available information
The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.
Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a periodic basis, members of the advisor’s portfolio management team assess the quality and value of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The results of the periodic assessments are used to add or remove brokers from the approved brokers list, if needed, and to set research budgets for the following period.  Execution-only brokers are used where deemed appropriate.
In the fiscal years ended December 31, 2022, 2021 and 2020, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table. As a new fund, VP Avantis Global Equity Allocation is not included in the table below.

Fund	2022	2021	2020
VP Balanced	$21,107	$81,937	$70,131
VP Capital Appreciation	$96,528	$116,605	$158,943
VP Disciplined Core Value	$207,129	$219,204	$142,351
VP Growth	$620	$392	$832
VP International	$68,055	$106,939	$125,218
VP Large Company Value	$17,788	$12,376	$16,331
VP Mid Cap Value	$188,252	$154,536	$184,710
VP Ultra	$13,276	$11,439	$8,595
VP Value	$222,132	$206,507	$249,028

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.
Regular Broker-Dealers
As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act) or of their parent companies. As a new fund, VP Avantis Global Equity Allocation is not included in the table below.

Fund	Broker, Dealer or Parent	Value of Securities Owned As of December 31, 2022
VP Balanced	Bank of America Corp.	$1,850,630
	Citigroup, Inc.	$422,892
	Goldman Sachs Group, Inc.	$915,802
	JPMorgan Chase & Co.	$4,117,353
	Morgan Stanley & Co., Inc.	$4,499,835
	UBS Group AG	$361,867
VP Capital Appreciation	None
VP Disciplined Core Value	JPMorgan Chase & Co.	$4,218,786
	Morgan Stanley & Co., Inc.	$1,436,753
VP Growth	None
VP International	None
VP Large Company Value	JPMorgan Chase & Co.	$4,783,883
VP Mid Cap Value	None
VP Ultra	JPMorgan Chase & Co.	$887,742
VP Value	Bank of America Corp.	$17,958,989
	JPMorgan Chase & Co.	$26,915,077
	State Street Corp.	$8,046,336
Information About Fund Shares
Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.
Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.
Shares of the funds are sold only to separate accounts of certain insurance companies in connection with the issuance of variable annuity contracts and/or variable life insurance contracts by the insurance companies. Each insurance company separate account requests voting instructions from the variable contract owners and is required to vote its shares of a fund in accordance with the instructions received. Each separate account votes shares for which no voting instructions are received in the same proportion as the shares for which instructions are received. Shares held by an insurance company in its general account, if any, must be voted in the same proportions as the votes cast with respect to shares held in all of the insurance company’s variable accounts in the aggregate. Such proportional voting may result in a relatively small number of variable contract owners determining the outcome of a proposal.
The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.
Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.
Each fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the funds do not foresee any disadvantages to contract owners due to the fact that the funds offer shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in a fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, each fund’s Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in a fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.
Multiple Class Structure
The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted under the Investment Company Act. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue three classes of shares: Class I, Class II and Class Y.
All classes are sold exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. Each class has a different arrangement for shareholder services. In addition to the management fee, Class II shares are subject to a Master Distribution Plan (the Class II Plan) described below. The Class II Plan has been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.
Rule 12b-1
Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ Class II shares have approved and entered into the Class II Plan. The plan is described below.
In adopting the plan, the Board of Directors (including a majority of directors who are not interested persons of the funds, as defined in the Investment Company Act, hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plan would benefit the funds and the shareholders of the affected classes. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plan is presented to the Board of Directors quarterly. Continuance of the plan must be approved by the Board of Directors, including a majority of the independent directors, annually. The plan may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected classes. The plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by vote of a majority of outstanding shareholder votes of the affected classes.
All fees paid under the plan will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).
Class II Plan
As described in the prospectuses, the funds’ Class II shares are made available exclusively to insurance companies to fund their obligations under variable annuity and variable life insurance contracts purchased by their customers. The funds’ distributor enters into contracts with various insurance companies with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various insurance products.
The insurance companies provide various distribution services pursuant to the Class II Plan. To enable the funds’ shares to be made available through such insurance products, and to compensate the insurance companies for such services, the funds’ advisor has reduced its management fee by 0.10% per annum with respect to the Class II shares, except for VP Balanced and VP Disciplined Core Value, which has the same management fee for both classes, and the funds’ Board of Directors has adopted the Class II Plan. Pursuant to the Class II Plan, Class II pays the distributor 0.25% annually of the average daily net asset value of the funds’ Class II shares for distribution services, including past distribution services (as described below). This payment is fixed at 0.25% and is not based on expenses incurred by the distributor. The Class II Plan is a compensation type plan and the amount paid does not depend on the actual expense incurred. During the fiscal year ended December 31, 2022, the aggregate amount of fees paid under the Class II Plan was:

VP Balanced	$360,661
VP Capital Appreciation	$9,675
VP Disciplined Core Value	$92,407
VP Growth	$11,102
VP International	$95,389
VP Large Company Value	$278,935
VP Mid Cap Value	$1,270,558
VP Ultra	$439,421
VP Value	$1,349,391

The distributor then makes these payments to the insurance companies who offer Class II for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.
Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Class II shares, which services may include but are not limited to:
(a)paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell Class II shares pursuant to selling agreements;
(b)compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ Class II shares;
(c)paying and compensating expenses (including overhead and telephone expenses) of the distributor;
(d)printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)preparing, printing and distributing of sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)providing facilities to answer questions from prospective shareholders about fund shares;
(h)complying with federal and state securities laws pertaining to the sale of fund shares;
(i)assisting shareholders in completing application forms and selecting dividend and other account options;
(j)providing other reasonable assistance in connection with the distribution of fund shares;
(k)organizing and conducting of sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)profit on the foregoing; and
(m)such other distribution and service activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the fund’s distributor and in accordance with Rule 12b-1 of the Investment Company Act.
Payments to Dealers
From time to time, the distributor may provide additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of FINRA. Such payments will not change the price paid by investors for shares of the funds.
Valuation of a Fund’s Securities
The net asset value (NAV) for each class of each fund is calculated by adding the value of all portfolio securities and other assets attributable to the class, deducting liabilities, and dividing the result by the number of shares of the class outstanding. Expenses and interest earned on portfolio securities are accrued daily.
All classes of the funds are offered at their NAV. Each fund’s NAV is calculated as of the close of regular trading on the New York Stock Exchange (the NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.
Equity securities (including exchange-traded funds) and other equity instruments for which market quotations are readily available are valued at the last reported official closing price or sale price as of the time of valuation. Futures contracts are generally valued at the settlement price as provided by the exchange or clearing corporation. Portfolio securities primarily traded on foreign securities exchanges that are open later than the NYSE are valued at the last sale price reported at the time the NAV is determined.
Trading in equity securities on European and Asian securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. Model-derived fair value factors may be applied to the market quotations of certain foreign equity securities whose last closing price was before the time the NAV was determined. Factors are based on observable market data and are generally provided by an independent pricing service. Such factors are designed to estimate the price of the foreign equity security that would have prevailed at the time the NAV is determined.
Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ NAVs are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds’ portfolios may be affected on days when shares of the funds may not be purchased or redeemed.
When market quotations are not readily available or are believed by the valuation designee to be unreliable, securities and other assets are valued at fair value as determined in accordance with its policies and procedures.
Debt securities and swap agreements are generally valued using evaluated prices obtained from approved independent pricing services or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with the valuation policies and procedures.
Pricing services will generally provide evaluated prices based on accepted industry conventions, which may require the pricing service to exercise its own discretion. Evaluated prices are commonly derived through utilization of market models that take into consideration various market factors, assumptions, and security characteristics including, but not limited to; trade data, quotations from broker-dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities and other relevant security-specific information. Pricing services may exercise discretion including, but not limited to; selecting and designing the valuation methodology, determining the source and relevance of inputs and assumptions, and assessing price challenges received from its clients. Pricing services may provide prices when market quotations are not available or when certain pricing inputs may be stale. The use of different models or inputs may result in different pricing services determining a different price for the same security. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size but may consider trades of smaller sizes in their models. The fund may hold or transact in such securities in smaller lot sizes, sometimes referred to as “odd-lots.” Securities may trade at different prices when transacted in different lot sizes. The methods used by the pricing services and the valuations so established are reviewed by the valuation designee under the oversight of the Board of Directors.
There are a number of pricing services available, and the valuation designee, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.
Securities maturing within 60 days of the valuation date may also be valued at cost, plus or minus any amortized discount or premium, unless it is determined, based on established guidelines and procedures, that this would not result in fair valuation of a given security. Other assets and securities for which market quotations or the methods described above are not readily available are valued in good faith in accordance with the valuation designee’s procedures.
The value of any security or other asset denominated in a currency other than U.S. dollars is then converted to U.S. dollars at the prevailing foreign exchange rate at the time the fund’s NAV is determined. Securities that are neither listed on a securities exchange or traded over the counter may be priced using the mean of the bid and asked prices obtained from an independent broker who is an established market maker in the security.
Special Requirements for Large Redemptions
If, during any 90-day period, a separate account redeems fund shares worth more than $250,000 (or 1% of the value of the fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities, selected by the fund, in the same manner as we do in computing the fund’s net asset value. To the extent practicable, these securities will represent your pro rata share of the fund’s securities. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash. These securities remain subject to market risk until sold, and you may incur capital gains and/or losses when you sell the securities.
If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide your insurance company with an unconditional instruction to redeem early enough that it can provide notice to the fund’s transfer agent at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.

Taxes
Federal Income Taxes
Each fund is held as an investment through a variable annuity contract. The following discussion is a summary of some of the federal income tax consequences affecting the participating insurance companies because they are the direct shareholders of each portfolio. Variable product owners may wish to consult their own tax advisor for information relating to the tax consequences of investments in this portfolio. In addition, contract owners may consult the prospectus of your insurance company separate account for discussion of the tax status of your variable annuity contract.
Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs generally are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors each year. If a fund were not eligible to be treated as a RIC, it would be liable for taxes at the fund level on all its income, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. Under certain circumstances, the Code allows funds to cure deficiencies that would otherwise result in the loss of RIC status, including by paying a fund-level tax.
To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.
Each fund also intends to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code. In addition to the diversification requirements under Subchapter M, 817(h) places certain limitations on the value of investments in a single issuer or a certain number of issuers that the fund can invest in. Because Section 817(h) and the regulations thereunder treat the assets of each fund as the assets of the related insurance company separate account, each fund must also satisfy these requirements. If a fund failed to satisfy these requirements, a variable annuity or variable life insurance product supported by an insurance company separate account invested in the fund may not be treated as an annuity or as life insurance for tax purposes and may no longer be eligible for tax deferral.
Each fund may utilize the consent dividend provisions of Internal Revenue Code Section 565 to make distributions. Provided that all shareholders agree in a consent filed with the return of each fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into each fund.
A fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for relief from income and excise taxes. A fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to these transactions.
A fund’s investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.
If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit. If such an election is made, the eligible foreign taxes will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any foreign taxes withheld on payments made “in lieu of” dividends or interest with respect to loaned securities will not qualify for the pass-through foreign tax credit to shareholders. Any portion of the foreign tax credit that is ineligible will be deducted in computing net investment income.
If a fund purchases the securities of certain foreign investment entities called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to the fund. To avoid such tax and interest, the fund may elect to treat PFICs as sold on the last day of its fiscal year, mark-to-market these securities, and recognize any unrealized gains (or losses, to the extent of previously recognized gains) as ordinary income each year.

Certain bonds purchased by the fund may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.
In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a constant yield to maturity basis. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain.
As of December 31, 2022, the funds in the table below had the following capital loss carryovers. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset. The Regulated Investment Company Modernization Act of 2010 allows the funds to carry forward capital losses incurred in future taxable years for an unlimited period.

Fund	Unlimited
VP Balanced	$(19,064,856)
VP Disciplined Core Value	$(34,681,018)
VP Growth	$(208,233)
VP International	$(6,179,913)
Financial Statements
The financial statements and financial highlights of the funds, except VP Avantis Global Equity Allocation, for the fiscal year ended December 31, 2022, have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The funds’ Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual report for each of these funds for the fiscal year ended December 31, 2022 are incorporated herein by reference.

Appendix A – Principal Shareholders
As of March 17, 2023, the following companies owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record. As a new fund, VP Avantis Global Equity Allocation is not included in the table below.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Balanced
Class I
	Lincoln National Life Insurance Company Fort Wayne, IN	47%
	Nationwide Life Insurance Company Columbus, OH	14%
	Great-West Life & Annuity Greenwood Village, CO	10%
	Jefferson National Life Louisville, KY	8%
	Symetra Life Insurance Company Bellevue, WA	7%
	First Great West Life & Annuity Insurance Company Englewood, CO	6%
Class II
	Lincoln National Life Ins Co. Fort Wayne, IN	90%
	Lincoln New York Corporate Variable Universal Life Series 3 Fort Wayne, IN	8%
VP Capital Appreciation
Class I
	Modern Woodmen of America Rock Island, IL	19%
	MetLife Insurance Co of Connecticut Boston, MA	15%
	Midland National Life Insurance Co. Sioux Falls, SD	13%
	Kansas City Life Insurance Co. Kansas City, MO	11%
	Annuity Investor Life Insurance Co. Cincinnati, OH	10%
	AUL American Unit Trust Indianapolis, IN	9%
	Nationwide Life Insurance Co. Columbus, OH	8%
Class II
	Principal Life Insurance Co. Cust. Des Moines, IA	97%
Class Y
	Mid Atlantic Trust Company Pittsburgh, PA	100%
VP Disciplined Core Value
Class I
	Nationwide Life Insurance Company Columbus, OH	29%
	Ameritas Life Insurance Corp. Lincoln, NE	16%
	Massachusetts Mutual Life Insurance Co. Variable Life Springfield, MA	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Disciplined Core Value
Class I
	CM Life Insurance Company Variable Life Springfield, MA	9%
	Jefferson National Life Louisville, KY	7%
Class II
	Minnesota Mutual Life Saint Paul, MN	35%
	Principal Life Insurance Co. Cust. Des Moines, IA	35%
	Midland National Life West Des Moines, IA	14%
	Nationwide Life Insurance Company Columbus, OH	10%
VP Growth
Class I
	Nationwide Life Insurance Company Columbus, OH	99%
Class II
	Forethought Life Insurance Company Indianapolis, IN	63%
	Talcott Resolution Life and Annuity Insurance Company Hartford, CT	27%
	National Life Insurance Company Montpelier, VT	8%
VP International
Class I
	American United Life Insurance Co. Indianapolis, IN	26%
	AUL Variable Universal Life Indianapolis, IN	26%
	Lincoln National Life Insurance Co. Fort Wayne, IN	15%
	IDS Life Insurance Company Retirement Advisor VBL Annuity 1IF Minneapolis, MN	14%
	Midland National Life Insurance Co. Sioux Falls, SD	10%
Class II
	IDS Life Insurance Company Minneapolis, MN	73%
	New York Life and Annuity Corp. Jersey City, NJ	8%
	Midland National Life Insurance Co. Annuity Division Des Moines, IA	6%
VP Large Company Value
Class I
	Jefferson National Life Louisville, KY	40%
	Lincoln National Life Insurance Co. Fort Wayne, IN	28%
	Annuity Investor Life Insurance Co. Cincinnati, OH	16%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Large Company Value
Class I
	GWLA Coli Vul-7 Greenwood Village, CO	15%
Class II
	Lincoln National Life Insurance Co. Fort Wayne, IN	87%
	Lincoln New York Corporate Variable Universal Life Series 3 Fort Wayne, IN	6%
VP Mid Cap Value
Class I
	Nationwide Life Insurance Co. Columbus, OH	30%
	Great West Life & Annuity Insurance Co. Englewood, CO	20%
	Pruco Life Insurance Company of Arizona Newark, NJ	8%
	Modern Woodmen of America Rock Island, IL	8%
Class II
	Nationwide Life Insurance Company Columbus, OH	33%
	Pacific Life Insurance Company Newport Beach, CA	32%
	IDS Life Insurance Company Minneapolis, MN	8%
	Midland National Life Insurance Company West Des Moines, IA	8%
VP Ultra
Class I
	Modern Woodmen of America Rock Island, IL	22%
	Jefferson National Life Louisville, KY	20%
	Transamerica Life Insurance Co. Cedar Rapids, IA	11%
	Principal Life Insurance Company Des Moines, IA	8%
	Kansas City Life Insurance Co. Kansas City, MO	8%
	Annuity Investor Life Insurance Co. Cincinnati, OH	7%
	Farm Bureau Life Insurance Company West Des Moines, IA	5%
VP Ultra
Class II
	Security Benefit Life Insurance Co. Topeka, KS Includes 26.56% registered for the benefit of SBL Variflex Q - NAVISYS, 9.25% registered for the benefit of unbundled	47%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
VP Ultra
Class II
	IDS Life Insurance Company Minneapolis, MN	25%
	Principal Life Insurance Co Cust. Des Moines, IA Includes 11.65% registered for the benefit of Principal Investment Plus Variable Annuity	15%
VP Value
Class I
	IDS Life Insurance Company Flexible Portfolio Annuity Minneapolis, MN	23%
	Pruco Life Insurance Company of Arizona Newark, NJ Includes 10.02% registered for the benefit of Plaz Life	15%
	Midland National Life Insurance Co Sioux Falls, SD	7%
Class II
	IDS Life Insurance Company RAVA ADV VBL Annuity (3AV) Minneapolis, MN	41%
	Security Benefit Life Topeka, KS Includes 5.04% for the benefit of unbundled and 8.62% registered for the benefit of SBL Variflex Q - NAVISYS	17%
	Midland National Life Insurance Co West Des Moines, IA	14%
	Nationwide Life Insurance Company Columbus, OH	9%

A shareholder owning beneficially more than 25% of a corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. The funds are unaware of any shareholders, beneficial or of record, who own more than 25% of the voting securities of the corporation. As of March 17, 2023, the funds’ officers and directors, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Appendix B – Explanation of Fixed-Income Securities Ratings
As described in the prospectuses, the funds invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectuses and in this statement of additional information. The following are examples of the rating categories referenced in the prospectus disclosure.

Ratings of Corporate and Municipal Debt Securities
Standard & Poor’s Long-Term Issue Credit Ratings*
Category	Definition
AAA	An obligation rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A	An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB	An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB;B; CCC; CC; and C	Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB	An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B	An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC	An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC	An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred, but Standard & Poor’s expects default to be a virtual certainty, regardless of the anticipated time to default.
C	An obligation rated ‘C’ is currently highly vulnerable to nonpayment,and the obligation is expected to have lower relative seniority or lower ultimate recovery compared to obligations that are rated higher.
D	An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within five business days in the absence of a stated grace period or within the earlier of the stated grace period or 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.
NR	This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.
*The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc. Global Long-Term Rating Scale
Category	Definition
Aaa	Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.

Fitch Investors Service, Inc. Long-Term Ratings
Category	Definition
AAA
Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB
Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB
Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B	Highly speculative. ‘B’ ratings indicate that material credit risk is present.
CCC	Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.
CC	Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.
C	Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.
Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.
Notes: The modifiers “+” or “-“ may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘CCC’.

Standard & Poor’s Corporate Short-Term Note Ratings
Category	Definition
A-1	A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
A-2	A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
A-3	A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
B	A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.
C	A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.
D	A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless Standard & Poor’s believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. An obligation’s rating is lowered to ‘D’ if it is subject to a distressed exchange offer.

Moody’s Global Short-Term Rating Scale
Category	Definition
P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Fitch Investors Service, Inc. Short-Term Ratings
Category	Definition
F1	Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.
F2	Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.
F3	Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.
B	Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C	High short-term default risk. Default is a real possibility.
RD
Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D	Default Indicates a broad-based default event for an entity, or the default of a short-term obligation.

Standard & Poor’s Municipal Short-Term Note Ratings
Category	Definition
SP-1	Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2	Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3	Speculative capacity to pay principal and interest.

Moody’s US Municipal Short-Term Debt Ratings
Category	Definition
MIG 1	This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2	This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3	This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG	This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Demand Obligation Ratings
Category	Definition
VMIG 1	This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 2	This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
VMIG 3	This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.
SG	This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Appendix C – Proxy Voting Policies
American Century Investment Management, Inc. (the “Advisor”) is the investment manager for a variety of advisory clients, including the American Century family of funds. In such capacity, the Advisor has been delegated the authority to vote proxies with respect to investments held in the accounts it manages. The following is a statement of the proxy voting policies that have been adopted by the Advisor. In the exercise of proxy voting authority which has been delegated to it by particular clients, the Advisor will apply the following policies in accordance with, and subject to, any specific policies that have been adopted by the client and communicated to and accepted by the Advisor in writing.
A.General Principles
In providing the service of voting client proxies, the Advisor is guided by general fiduciary principles, must act prudently, solely in the interest of its clients, and must not subordinate client interests to unrelated objectives. Except as otherwise indicated in these Policies, the Advisor will vote all proxies with respect to investments held in the client accounts it manages. The Advisor will attempt to consider all factors of its vote that could affect the value of the investment. Although in most instances the Advisor will vote proxies consistently across all client accounts, the votes will be based on the best interests of each client. As a result, accounts managed by the Advisor may at times vote differently on the same proposals. Examples of when an account’s vote might differ from other accounts managed by the Advisor include, but are not limited to, proxy contests and proposed mergers. In short, the Advisor will vote proxies in the manner that it believes will do the most to maximize shareholder value.
B.Specific Proxy Matters
1.    Routine Matters
a.    Election of Directors
(1)    Generally. The Advisor will generally support the election of directors that result in a board made up of a majority of independent directors. In general, the Advisor will vote in favor of management's director nominees if they are running unopposed. The Advisor believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board. The Advisor of course maintains the ability to vote against any candidate whom it feels is not qualified or if there are specific concerns about the individual, such as allegations of criminal wrongdoing or breach of fiduciary responsibilities. Additional information the Advisor may consider concerning director nominees include, but is not limited to, whether (1) there is an adequate explanation for repeated absences at board meetings, (2) the nominee receives non-board fee compensation, or (3) there is a family relationship between the nominee and the company’s chief executive officer or controlling shareholder. When management's nominees are opposed in a proxy contest, the Advisor will evaluate which nominees' publicly-announced management policies and goals are most likely to maximize shareholder value, as well as the past performance of the incumbents.
(2)    Committee Service. The Advisor will withhold votes for non-independent directors who serve on the audit, compensation, and/or nominating committees of the board.
(3)    Classification of Boards. The Advisor will support proposals that seek to declassify boards. Conversely, the Advisor will oppose efforts to adopt classified board structures.
(4)    Majority Independent Board. The Advisor will support proposals calling for a majority of independent directors on a board. The Advisor believes that a majority of independent directors can help to facilitate objective decision making and enhances accountability to shareholders.
(5)    Majority Vote Standard for Director Elections. The Advisor will vote in favor of proposals calling for directors to be elected by an affirmative majority of the votes cast in a board election, provided that the proposal allows for a plurality voting standard in the case of contested elections. The Advisor may consider voting against such shareholder proposals where a company’s board has adopted an alternative measure, such as a director resignation policy, that provides a meaningful alternative to the majority voting standard and appropriately addresses situations where an incumbent director fails to receive the support of the majority of the votes cast in an uncontested election.
(6)    Withholding Campaigns. The Advisor will support proposals calling for shareholders to withhold votes for directors where such actions will advance the principles set forth in paragraphs (1) through (5) above.
b.    Ratification of Selection of Auditors
The Advisor will generally rely on the judgment of the issuer’s audit committee in selecting the independent auditors who will provide the best service to the company. The Advisor believes that independence of the auditors is paramount and will vote against auditors whose independence appears to be impaired. The Advisor will vote against proposed auditors in those circumstances where (1) an auditor has a financial interest in or association with the company, and is therefore not independent; (2) non-audit fees comprise more than 50% of the total fees paid by the company to the audit firm; or (3) there is reason to believe that the independent auditor has previously rendered an opinion to the issuer that is either inaccurate or not indicative of the company's financial position.
2.    Compensation Matters
a.    Executive Compensation
(1)    Advisory Vote on Compensation. The Advisor believes there are more effective ways to convey concerns about compensation than through an advisory vote on compensation (such as voting against specific excessive incentive plans or withholding votes from compensation committee members). The Advisor will consider and vote on a case-by-case basis on say-on-pay proposals and will generally support management proposals unless specific concerns exist, including if the Advisor concludes that executive compensation is (i) misaligned with shareholder interests, (ii) unreasonable in amount, or (iii) not in the aggregate meaningfully tied to the company’s performance.
(2)    Frequency of Advisory Votes on Compensation. The Advisor generally supports the triennial option for the frequency of say-on-pay proposals, but will consider management recommendations for an alternative approach.
b.    Equity Based Compensation Plans
The Advisor believes that equity-based incentive plans are economically significant issues upon which shareholders are entitled to vote. The Advisor recognizes that equity-based compensation plans can be useful in attracting and maintaining desirable employees. The cost associated with such plans must be measured if plans are to be used appropriately to maximize shareholder value. The Advisor will conduct a case-by-case analysis of each stock option, stock bonus or similar plan or amendment, and generally approve management's recommendations with respect to adoption of or amendments to a company's equity-based compensation plans, provided that the total number of shares reserved under all of a company's plans is reasonable and not excessively dilutive.
The Advisor will review equity-based compensation plans or amendments thereto on a case-by-case basis. Factors that will be considered in the determination include the company's overall capitalization, the performance of the company relative to its peers, and the maturity of the company and its industry; for example, technology companies often use options broadly throughout its employee base which may justify somewhat greater dilution.
Amendments which are proposed in order to bring a company's plan within applicable legal requirements will be reviewed by the Advisor's legal counsel; amendments to executive bonus plans to comply with IRS Section 162(m) disclosure requirements, for example, are generally approved.
The Advisor will generally vote against the adoption of plans or plan amendments that:
•Provide for immediate vesting of all stock options in the event of a change of control of the company without reasonable safeguards against abuse (see "Anti-Takeover Proposals" below);
•Reset outstanding stock options at a lower strike price unless accompanied by a corresponding and proportionate reduction in the number of shares designated. The Advisor will generally oppose adoption of stock option plans that explicitly or historically permit repricing of stock options, regardless of the number of shares reserved for issuance, since their effect is impossible to evaluate;
•Establish restriction periods shorter than three years for restricted stock grants;
•Do not reasonably associate awards to performance of the company; or
•Are excessively dilutive to the company.
3.    Anti-Takeover Proposals
In general, the Advisor will vote against any proposal, whether made by management or shareholders, which the Advisor believes would materially discourage a potential acquisition or takeover. In most cases an acquisition or takeover of a particular company will increase share value. The adoption of anti-takeover measures may prevent or frustrate a bid from being made, may prevent consummation of the acquisition, and may have a negative effect on share price when no acquisition proposal is pending. The items below discuss specific anti-takeover proposals.
a.    Cumulative Voting
The Advisor will vote in favor of any proposal to adopt cumulative voting and will vote against any proposal to eliminate cumulative voting that is already in place, except in cases where a company has a staggered board. Cumulative voting gives minority shareholders a stronger voice in the company and a greater chance for representation on the board. The Advisor believes that the elimination of cumulative voting constitutes an anti-takeover measure.

b.    Staggered Board
If a company has a "staggered board," its directors are elected for terms of more than one year and only a segment of the board stands for election in any year. Therefore, a potential acquiror cannot replace the entire board in one year even if it controls a majority of the votes. Although staggered boards may provide some degree of continuity and stability of leadership and direction to the board of directors, the Advisor believes that staggered boards are primarily an anti-takeover device and will vote against establishing them and for eliminating them. However, the Advisor does not necessarily vote against the re-election of directors serving on staggered boards.
c.    "Blank Check" Preferred Stock
Blank check preferred stock gives the board of directors the ability to issue preferred stock, without further shareholder approval, with such rights, preferences, privileges and restrictions as may be set by the board. In response to a hostile takeover attempt, the board could issue such stock to a friendly party or "white knight" or could establish conversion or other rights in the preferred stock which would dilute the common stock and make an acquisition impossible or less attractive. The argument in favor of blank check preferred stock is that it gives the board flexibility in pursuing financing, acquisitions or other proper corporate purposes without incurring the time or expense of a shareholder vote. Generally, the Advisor will vote against blank check preferred stock. However, the Advisor may vote in favor of blank check preferred if the proxy statement discloses that such stock is limited to use for a specific, proper corporate objective as a financing instrument.
d.    Elimination of Preemptive Rights
When a company grants preemptive rights, existing shareholders are given an opportunity to maintain their proportional ownership when new shares are issued. A proposal to eliminate preemptive rights is a request from management to revoke that right.
While preemptive rights will protect the shareholder from having its equity diluted, it may also decrease a company's ability to raise capital through stock offerings or use stock for acquisitions or other proper corporate purposes. Preemptive rights may therefore result in a lower market value for the company's stock. In the long term, shareholders could be adversely affected by preemptive rights. The Advisor generally votes against proposals to grant preemptive rights, and for proposals to eliminate preemptive rights.
e.    Non-targeted Share Repurchase
A non-targeted share repurchase is generally used by company management to prevent the value of stock held by existing shareholders from deteriorating. A non-targeted share repurchase may reflect management's belief in the favorable business prospects of the company. The Advisor finds no disadvantageous effects of a non-targeted share repurchase and will generally vote for the approval of a non-targeted share repurchase subject to analysis of the company’s financial condition.
f.    Increase in Authorized Common Stock
The issuance of new common stock can also be viewed as an anti-takeover measure, although its effect on shareholder value would appear to be less significant than the adoption of blank check preferred. The Advisor will evaluate the amount of the proposed increase and the purpose or purposes for which the increase is sought. If the increase is not excessive and is sought for proper corporate purposes, the increase will be approved. Proper corporate purposes might include, for example, the creation of additional stock to accommodate a stock split or stock dividend, additional stock required for a proposed acquisition, or additional stock required to be reserved upon exercise of employee stock option plans or employee stock purchase plans. Generally, the Advisor will vote in favor of an increase in authorized common stock of up to 100%; increases in excess of 100% are evaluated on a case-by-case basis, and will be voted affirmatively if management has provided sound justification for the increase.
g.    "Supermajority" Voting Provisions or Super Voting Share Classes
A "supermajority" voting provision is a provision placed in a company's charter documents which would require a "supermajority" (ranging from 66 to 90%) of shareholders and shareholder votes to approve any type of acquisition of the company. A super voting share class grants one class of shareholders a greater per-share vote than those of shareholders of other voting classes. The Advisor believes that these are standard anti-takeover measures and will generally vote against them. The supermajority provision makes an acquisition more time-consuming and expensive for the acquiror. A super voting share class favors one group of shareholders disproportionately to economic interest. Both are often proposed in conjunction with other anti-takeover measures.
h.    "Fair Price" Amendments
This is another type of charter amendment that would require an offeror to pay a "fair" and uniform price to all shareholders in an acquisition. In general, fair price amendments are designed to protect shareholders from coercive, two-

tier tender offers in which some shareholders may be merged out on disadvantageous terms. Fair price amendments also have an anti-takeover impact, although their adoption is generally believed to have less of a negative effect on stock price than other anti-takeover measures. The Advisor will carefully examine all fair price proposals. In general, the Advisor will vote against fair price proposals unless the Advisor concludes that it is likely that the share price will not be negatively affected and the proposal will not have the effect of discouraging acquisition proposals.
i.    Limiting the Right to Call Special Shareholder Meetings.
The corporation statutes of many states allow minority shareholders at a certain threshold level of ownership (frequently 10%) to call a special meeting of shareholders. This right can be eliminated (or the threshold increased) by amendment to the company's charter documents. The Advisor believes that the right to call a special shareholder meeting is significant for minority shareholders; the elimination of such right will be viewed as an anti-takeover measure and the Advisor will generally vote against proposals attempting to eliminate this right and for proposals attempting to restore it.
j.    Poison Pills or Shareholder Rights Plans
Many companies have now adopted some version of a poison pill plan (also known as a shareholder rights plan). Poison pill plans generally provide for the issuance of additional equity securities or rights to purchase equity securities upon the occurrence of certain hostile events, such as the acquisition of a large block of stock.
The basic argument against poison pills is that they depress share value, discourage offers for the company and serve to "entrench" management. The basic argument in favor of poison pills is that they give management more time and leverage to deal with a takeover bid and, as a result, shareholders may receive a better price. The Advisor believes that the potential benefits of a poison pill plan are outweighed by the potential detriments. The Advisor will generally vote against all forms of poison pills.
The Advisor will, however, consider on a case-by-case basis poison pills that are very limited in time and preclusive effect. The Advisor will generally vote in favor of such a poison pill if it is linked to a business strategy that will - in our view - likely result in greater value for shareholders, if the term is less than three years, and if shareholder approval is required to reinstate the expired plan or adopt a new plan at the end of this term.
k.    Golden Parachutes
Golden parachute arrangements provide substantial compensation to executives who are terminated as a result of a takeover or change in control of their company. The existence of such plans in reasonable amounts probably has only a slight anti-takeover effect. In voting, the Advisor will evaluate the specifics of the plan presented.
l.    Reincorporation
Reincorporation in a new state is often proposed as one part of a package of anti-takeover measures. Several states (such as Pennsylvania, Ohio and Indiana) now provide some type of legislation that greatly discourages takeovers. Management believes that Delaware in particular is beneficial as a corporate domicile because of the well-developed body of statutes and case law dealing with corporate acquisitions.
The Advisor will examine reincorporation proposals on a case-by-case basis. Generally, if the Advisor believes that the reincorporation will result in greater protection from takeovers, the reincorporation proposal will be opposed. The Advisor will also oppose reincorporation proposals involving jurisdictions that specify that directors can recognize non-shareholder interests over those of shareholders. When reincorporation is proposed for a legitimate business purpose and without the negative effects identified above, the Advisor will generally vote affirmatively.
m.    Confidential Voting
Companies that have not previously adopted a "confidential voting" policy allow management to view the results of shareholder votes. This gives management the opportunity to contact those shareholders voting against management in an effort to change their votes.
Proponents of secret ballots argue that confidential voting enables shareholders to vote on all issues on the basis of merit without pressure from management to influence their decision. Opponents argue that confidential voting is more expensive and unnecessary; also, holding shares in a nominee name maintains shareholders' confidentiality. The Advisor believes that the only way to insure anonymity of votes is through confidential voting, and that the benefits of confidential voting outweigh the incremental additional cost of administering a confidential voting system. Therefore, the Advisor will generally vote in favor of any proposal to adopt confidential voting.
n.    Opting In or Out of State Takeover Laws
State takeover laws typically are designed to make it more difficult to acquire a corporation organized in that state. The Advisor believes that the decision of whether or not to accept or reject offers of merger or acquisition should be made by the shareholders, without unreasonably restrictive state laws that may impose ownership thresholds or waiting periods on potential acquirors. Therefore, the Advisor will generally vote in favor of opting out of restrictive state takeover laws.
4.    Transaction Related Proposals
The Advisor will review transaction related proposals, such as mergers, acquisitions, and corporate reorganizations, on a case-by-case basis, taking into consideration the impact of the transaction on each client account. In some instances, such as the approval of a proposed merger, a transaction may have a differential impact on client accounts depending on the securities held in each account. For example, whether a merger is in the best interest of a client account may be influenced by whether an account holds, and in what proportion, the stock of both the acquirer and the acquiror. In these circumstances, the Advisor may determine that it is in the best interests of the accounts to vote the accounts’ shares differently on proposals related to the same transaction.
5.    Other Matters
a.    Proposals Involving Environmental, Social, and Governance (“ESG”) Matters
The Advisor believes that ESG issues can potentially impact an issuer’s long-term financial performance and has developed an analytical framework, as well as a proprietary assessment tool, to integrate risks and opportunities stemming from ESG issues into our investment process. This ESG integration process extends to our proxy voting practices in that our ESG Proxy Team analyzes on a case-by-case basis the financial materiality and potential risks or economic impact of the ESG issues underpinning proxy proposals and makes voting recommendations based thereon for the Advisor’s consideration. The ESG Proxy Team will generally recommend support for well-targeted ESG proposals if it believes that there is a rational linkage between a proposal, its economic impact, and its potential to maximize long-term shareholder value.
Where the economic effect of such proposals is unclear and there is not a specific written client-mandate, the Advisor believes it is generally impossible to know how to vote in a manner that would accurately reflect the views of the Advisor’s clients, and therefore, the Advisor will generally rely on management’s assessment of the economic effect if the Advisor believes the assessment is not unreasonable.
Shareholders may also introduce proposals which are the subject of existing law or regulation. Examples of such proposals would include a proposal to require disclosure of a company's contributions to political action committees or a proposal to require a company to adopt a non-smoking workplace policy. The Advisor believes that such proposals may be better addressed outside the corporate arena and absent a potential economic impact, will generally vote with management’s recommendation. In addition, the Advisor will generally vote against any proposal which would require a company to adopt practices or procedures which go beyond the requirements of existing, directly applicable law.
b.    Anti-Greenmail Proposals
"Anti-greenmail" proposals generally limit the right of a corporation, without a shareholder vote, to pay a premium or buy out a 5% or greater shareholder. Management often argues that they should not be restricted from negotiating a deal to buy out a significant shareholder at a premium if they believe it is in the best interest of the company. Institutional shareholders generally believe that all shareholders should be able to vote on such a significant use of corporate assets. The Advisor believes that any repurchase by the company at a premium price of a large block of stock should be subject to a shareholder vote. Accordingly, it will generally vote in favor of anti-greenmail proposals.
c.    Indemnification
The Advisor will generally vote in favor of a corporation's proposal to indemnify its officers and directors in accordance with applicable state law. Indemnification arrangements are often necessary in order to attract and retain qualified directors. The adoption of such proposals appears to have little effect on share value.
d.    Non-Stock Incentive Plans
Management may propose a variety of cash-based incentive or bonus plans to stimulate employee performance. In general, the cash or other corporate assets required for most incentive plans is not material, and the Advisor will vote in favor of such proposals, particularly when the proposal is recommended in order to comply with IRC Section 162(m) regarding salary disclosure requirements. Case-by-case determinations will be made of the appropriateness of the amount of shareholder value transferred by proposed plans.
e.    Director Tenure
These proposals ask that age and term restrictions be placed on the board of directors. The Advisor believes that these types of blanket restrictions are not necessarily in the best interests of shareholders and therefore will vote against such proposals, unless they have been recommended by management.

f.    Directors’ Stock Options Plans
The Advisor believes that stock options are an appropriate form of compensation for directors, and the Advisor will generally vote for director stock option plans which are reasonable and do not result in excessive shareholder dilution. Analysis of such proposals will be made on a case-by-case basis, and will take into account total board compensation and the company’s total exposure to stock option plan dilution.
g.    Director Share Ownership
The Advisor will generally vote against shareholder proposals which would require directors to hold a minimum number of the company's shares to serve on the Board of Directors, in the belief that such ownership should be at the discretion of Board members.
h.    Non-U.S. Proxies
The Advisor will generally evaluate non-U.S. proxies in the context of the voting policies expressed herein but will also, where feasible, take into consideration differing laws, regulations, and practices in the relevant foreign market in determining if and how to vote. There may also be circumstances when practicalities and costs involved with non-U.S. investing make it disadvantageous to vote shares. For instance, the Advisor generally does not vote proxies in circumstances where share blocking restrictions apply, when meeting attendance is required in person, or when current share ownership disclosure is required.
C.Use of Proxy Advisory Services
The Adviser may retain proxy advisory firms to provide services in connection with voting proxies, including, without limitation, to provide information on shareholder meeting dates and proxy materials, translate proxy materials printed in a foreign language, provide research on proxy proposals and voting recommendations in accordance with the voting policies expressed herein, provide systems to assist with casting the proxy votes, and provide reports and assist with preparation of filings concerning the proxies voted.
Prior to the selection of a proxy advisory firm and periodically thereafter, the Advisor will consider whether the proxy advisory firm has the capacity and competency to adequately analyze proxy issues and the ability to make recommendations based on material accurate information in an impartial manner. Such considerations may include some or all of the following (i) periodic sampling of votes cast through the firm’s systems to determine that votes are in accordance with the Advisor’s policies and its clients best interests, (ii) onsite visits to the proxy advisory firm’s office and/or discussions with the firm to determine whether the firm continues to have the resources (e.g. staffing, personnel, technology, etc.) capacity and competency to carry out its obligations to the Advisor, (iii) a review of the firm’s policies and procedures, with a focus on those relating to identifying and addressing conflicts of interest and monitoring that current and accurate information is used in creating recommendations, (iv) requesting that the firm notify the Advisor if there is a change in the firm’s material policies and procedures, particularly with respect to conflicts, or material business practices (e.g., entering or exiting new lines of business), and reviewing any such change, and (v) in case of an error made by the firm, discussing the error with the firm and determining whether appropriate corrective and preventative action is being taken. In the event the Advisor discovers an error in the research or voting recommendations provided by the firm, it will take reasonable steps to investigate the error and seek to determine whether the firm is taking reasonable steps to reduce similar errors in the future.
While the Advisor takes into account information from many different sources, including independent proxy advisory services, the decision on how to vote proxies will be made in accordance with these policies.
D.Monitoring Potential Conflicts of Interest
Corporate management has a strong interest in the outcome of proposals submitted to shareholders. As a consequence, management often seeks to influence large shareholders to vote with their recommendations on particularly controversial matters. In the vast majority of cases, these communications with large shareholders amount to little more than advocacy for management’s positions and give the Advisor’s staff the opportunity to ask additional questions about the matter being presented. Companies with which the Advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which the Advisor votes on matters for its clients. To ensure that such a conflict of interest does not affect proxy votes cast for the Advisor’s clients, our proxy voting personnel regularly catalog companies with whom the Advisor has significant business relationships; all discretionary (including case-by-case) voting for these companies will be voted by the client or an appropriate fiduciary responsible for the client (e.g., a committee of the independent directors of a fund or the trustee of a retirement plan).
In addition, to avoid any potential conflict of interest that may arise when one American Century fund owns shares of another American Century fund, the Advisor will “echo vote” such shares, if possible. Echo voting means the Advisor will vote the shares in the same proportion as the vote of all of the other holders of the fund’s shares. So, for example, if shareholders of a fund cast 80% of their votes in favor of a proposal and 20% against the proposal, any American Century fund that owns shares of such fund will cast 80% of its shares in favor of the proposal and 20% against. When this is not possible where American Century funds are the only shareholders, the shares of the underlying fund will be voted in the same proportion as the vote of the shareholders of a corresponding

American Century policy portfolio for proposals common to both funds. In the case where there is no policy portfolio or the policy portfolio does not have a common proposal, shares will be voted in consultation with a committee of the independent directors.
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The voting policies expressed above are of course subject to modification in certain circumstances and will be reexamined from time to time. With respect to matters that do not fit in the categories stated above, the Advisor will exercise its best judgment as a fiduciary to vote in the manner which will most enhance shareholder value.
Case-by-case determinations will be made by the Advisor’s staff, which is overseen by the General Counsel of the Advisor, in consultation with equity managers. Electronic records will be kept of all votes made.

Notes

American Century Investments
P.O. Box 419786
Kansas City, Missouri 64141-6786
Investment Professional Service Representative
1-800-378-9878 or 816-531-5575

Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Fax
1-888-327-2013

Investment Company Act File No. 811-05188
CL-SAI-93156  2305

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
PART C OTHER INFORMATION
Item 28. Exhibits
(a)    (1)    Articles of Incorporation of TCI Portfolios, Inc., dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(2)    Articles of Amendment of TCI Portfolios, Inc., dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(3)    Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).
(4)    Articles of Amendment of TCI Portfolios, Inc., dated August 10, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on January 16, 1996, File No. 33-14567, and incorporated herein by reference).
(5)    Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 20, 1996, File No. 33-14567, and incorporated herein by reference).
(6)    Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on September 27, 1996, File No. 33-14567, and incorporated herein by reference).
(7)    Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).
(8)    Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on April 28, 1997, File No. 33-14567, and incorporated herein by reference).
(9)    Articles Supplementary of American Century Variable Portfolios, Inc., dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on April 27, 1998, File No. 33-14567, and incorporated herein by reference).
(10)    Articles Supplementary of American Century Variable Portfolios, Inc., dated February 16, 1999 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 17, 1999, File No. 33-14567, and incorporated herein by reference).
(11)    Articles Supplementary of American Century Variable Portfolios, Inc., dated October 12, 2000 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 29 to the Registration Statement of the Registrant on December 1, 2000, File No. 33-14567, and incorporated herein by reference).
(12)    Articles Supplementary of American Century Variable Portfolios, Inc., dated May 21, 2001 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on June 1, 2001, File No. 33-14567, and incorporated herein by reference).
(13)    Articles Supplementary of American Century Variable Portfolios, Inc., dated March 6, 2002 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 35 to the Registration Statement of the Registrant on April 12, 2002, File No. 33-14567, and incorporated herein by reference).
(14)    Articles Supplementary of American Century Variable Portfolios, Inc., dated December 17, 2002 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on January 27, 2003, File No. 33-14567, and incorporated herein by reference).
(15)    Articles Supplementary of American Century Variable Portfolios, Inc., dated January 15, 2004 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on February 11, 2004, File No. 33-14567, and incorporated herein by reference).
(16)    Articles Supplementary of American Century Variable Portfolios, Inc., dated February 24, 2004 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 39 to the Registration Statement of the Registrant on April 15, 2004, File No. 33-14567, and incorporated herein by reference).
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(17)    Articles Supplementary of American Century Variable Portfolios, Inc., dated November 17, 2004 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 41 to the Registration Statement of the Registrant on November 29, 2004, File No. 33-14567, and incorporated herein by reference).
(18)    Articles Supplementary of American Century Variable Portfolios, Inc., dated September 12, 2006 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 45 to the Registration Statement of the Registrant on April 12, 2007, File No. 33-14567, and incorporated herein by reference).
(19)    Articles Supplementary of American Century Variable Portfolios, Inc., dated September 10, 2007 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).
(20)    Articles Supplementary of American Century Variable Portfolios, Inc., dated March 9, 2009 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on April 15, 2009, File No. 33-14567, and incorporated herein by reference).
(21)    Articles of Amendment of American Century Variable Portfolios, Inc., dated March 7, 2011 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on April 11, 2011, File No. 33-14567, and incorporated herein by reference).
(22)    Articles of Amendment of American Century Variable Portfolios, Inc., dated March 12, 2014 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on March 28, 2014, File No. 33-14567, and incorporated herein by reference).
(23)    Articles of Amendment of American Century Variable Portfolios, Inc., dated February 10, 2016 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(24)    Articles of Amendment of American Century Variable Portfolios, Inc., dated June 30, 2017 (filed electronically as Exhibit a24 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on July 5, 2017, File No. 33-14567, and incorporated herein by reference).
(25)    Articles of Amendment of American Century Variable Portfolios, Inc., dated September 9, 2020 (filed electronically as Exhibit a25 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on April 13, 2021, File No. 33-14567, and incorporated herein by reference).
(26)    Articles of Amendment of American Century Variable Portfolios, Inc., dated March 1, 2023, is included herein.
(b)    Amended and Restated By-laws, dated June 26, 2019 (filed electronically as Exhibit b to Post-Effective Amendment No. 78 to the Registration Statement of the Registrant on April 13, 2020, File No. 33-14567, and incorporated herein by reference).
(c)    Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth and Article Seventh of Registrant’s Articles of Incorporation appearing as Exhibit (a)(1) herein and Article Fifth of Registrant’s Articles of Amendment, appearing as Exhibit (a)(4) herein and Sections 3-11 of Registrant’s Amended and Restated By-Laws, appearing as Exhibit b herein.
(d)    (1)    Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of July 16, 2010 (filed electronically as Exhibit d1 to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on January 21, 2011, File No. 33-14567, and incorporated herein by reference).
(2)    Amendment No. 1 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of March 31, 2014 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 60 to the Registration Statement of the Registrant on March 28, 2014, File No. 33-14567, and incorporated herein by reference).
(3)    Amendment No. 2 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2016 (filed electronically as Exhibit d3 to Post-Effective Amendment No. 67 to the Registration Statement of the Registrant on April 13, 2016, File No. 33-14567, and incorporated herein by reference).
(4)    Amendment No. 3 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of September 22, 2017 (filed electronically as Exhibit d4 to Post-Effective Amendment No. 72 to the Registration Statement of the Registrant on September 21, 2017, File No. 33-14567, and incorporated herein by reference).
(5)    Amendment No. 4 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of September 25, 2020 (filed electronically as Exhibit d5 to Post-Effective Amendment No. 80 to the Registration Statement of the Registrant on April 13, 2021, File No. 33-14567, and incorporated herein by reference).
(6)    Amendment No. 5 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of August 1, 2021 (filed electronically as Exhibit d6 to Post-Effective
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Amendment No. 81 to the Registration Statement of the Registrant on April 14, 2022, File No. 33-14567, and incorporated herein by reference).
(7)    Amendment No. 6 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2023, is included herein.
(8)    Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2023, is included herein.
(9)    Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of April 11, 2011 (filed electronically as Exhibit d2 to Post-Effective Amendment No. 53 to the Registration Statement of the Registrant on April 11, 2011, File No. 33-14567, and incorporated herein by reference).
(10)    Amendment No. 1 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., dated August 1, 2021 (filed electronically as Exhibit d9 to Post-Effective Amendment No. 82 to the Registration Statement of the Registrant on January 30, 2023, File No. 33-14567, and incorporated herein by reference).
(e)    (1)    Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of May 1, 2023, is included herein.
(2)    Form of Shareholder Services Agreement (filed electronically as Exhibit e3 to Post-Effective Amendment No. 71 to the Registration Statement of the Registrant on July 5, 2017, File No. 33-14567, and incorporated herein by reference).
(f)    Not applicable.
(g)    (1)    Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).
(2)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of May 21, 2015 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Target Maturities Trust on January 28, 2016, File No. 002-94608, and incorporated herein by reference).
(3)    Amendment to Master Custodian Agreement with State Street Bank and Trust Company, made as of January 9, 2018 (filed electronically as Exhibit g3 to Pre-Effective Amendment No. 2 to the Registration Statement of American Century ETF Trust on January 8, 2018, File No. 333-221045, and incorporated herein by reference).
(4)    Amendment to Master Custodian Agreement, effective as of May 12, 2021 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 62 to the Registration Statement of American Century ETF Trust on June 28, 2021, File No. 333-221045, and incorporated herein by reference).
(5)    Amendment to Master Custodian Agreement, effective as of September 10, 2021 (filed electronically as Exhibit g5 to Post-Effective Amendment No. 64 to the Registration Statement of American Century ETF Trust on September 15, 2021, File No. 333-221045, and incorporated herein by reference).
(6)    Amendment to Master Custodian Agreement, effective as of January 1, 2022 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 69 to the Registration Statement of American Century ETF Trust on December 29, 2021, File No. 333-221045, and incorporated herein by reference).
(7)    Amendment to Master Custodian Agreement, effective as of March 8, 2022 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 70 to the Registration Statement of American Century ETF Trust on March 7, 2022, File No. 333-221045, and incorporated herein by reference).
(8)    Amendment to Master Custodian Agreement, effective as of June 21, 2022 (filed electronically as Exhibit g8 to Post-Effective Amendment No. 72 to the Registration Statement of American Century ETF Trust on June 17, 2022, File No. 333-221045, and incorporated herein by reference).
(9)    Amendment to Master Custodian Agreement, effective as of September 21, 2022 (filed electronically as Exhibit g9 to Post-Effective Amendment No. 74 to the Registration Statement of American Century ETF Trust on September 20, 2022, File No. 333-221045, and incorporated herein by reference).
(10)    Amendment to Master Custodian Agreement, effective as of March 14, 2023 (filed electronically as Exhibit g10 to Post-Effective Amendment No. 78 to the Registration Statement of American Century ETF Trust on March 13, 2023, File No. 333-221045, and incorporated herein by reference).
(11)    Amendment to Master Custodian Agreement, effective as of May 1, 2023, is included herein
(h)    Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 46 to the Registration Statement of the Registrant on April 11, 2008, File No. 33-14567, and incorporated herein by reference).
(i)    Opinion and Consent of Counsel, dated April 14, 2023, is included herein.
3

(j)    Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated April 13, 2023, is included herein.
(m)    Amended and Restated Class II Master Distribution Plan, effective May 1, 2023, is included herein.
(n)    Amended and Restated Multiple Class Plan, effective May 1, 2023, is included herein.
(o)    Reserved.
(p)     (1)     American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 75 to the Registration Statement of American Century ETF Trust on October 17, 2022, File No. 333-221045, and incorporated herein by reference).
(2)     Independent Directors’ Code of Ethics amended March 9, 2022 (filed electronically as Exhibit p2 to Post-Effective Amendment No. 33 to the Registration Statement of American Century Growth Funds, Inc. on November 28, 2022, File No. 333-132114, and incorporated herein by reference).
(q)     (1)     Power of Attorney, effective December 7, 2022 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 82 to the Registration Statement of the Registrant on January 30, 2023, 33-14567, and incorporated herein by reference).
  (2) Secretary’s Certificate, effective December 7, 2022 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 82 to the Registration Statement of the Registrant on January 30, 2023, 33-14567, and incorporated herein by reference).

Item 29. Persons Controlled by or Under Common Control with Registrant
Some of the directors of the Registrant serve, in substantially identical capacities, other registered investment companies in the American Century family of funds. In addition, several of the officers of the Registrant serve as officers for other registered investment companies in the American Century family of funds, each of which has American Century Investment Management, Inc. as its investment advisor. Nonetheless, the Registrant takes the position that it is not under common control with other American Century investment companies because the power residing in the respective boards and officers arises as a result of an official position with the respective investment companies.

Item 30. Indemnification
The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.
Article XIII of the Registrant’s Amended Articles of Incorporation, requires the indemnification of the Registrant’s directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.
The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31. Business and Other Connections of the Investment Advisor
In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisor and its affiliates, within the last two fiscal years.
Peter Van Gelderen (Vice President of ACIM) Served as Co-Head of Structured Credit Group, Guggenheim Partners, 100 Wilshire Boulevard, Santa Monica, CA 90401. 2013-2021
John Pak (General Counsel and Senior Vice President of ACIM) Served as Chief Legal Officer of Investment and Wealth Management, The Bank of New York Mellon, 240 Greenwich Street, New York, New York 10007. 2014-2021
Sarah Bratton Hughes (Senior Vice President) Served as Global Head of Sustainability Solutions and Head of Sustainability, North America, Schroders Investment Management North America Inc., 7 Bryant Park, New York, New York 10018. 2011-2022
Lindsey Spink (Vice President) Served as Head of Trading Americas, HSBC Asset Management, 452 5th Avenue, New York, New York 10018. 2018-2022
Balaji Venkataraman (Vice President) Served as Investment Specialist (Product Specialist), Wellington Management, 280 Congress Street, Boston, Massachusetts 02210. 2016-2022

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.
4

Item 32. Principal Underwriters
I.                  (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for certain series of the following investment companies:
American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century ETF Trust
American Century Growth Funds, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.
ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. ACIS is located at 4500 Main Street, Kansas City, Missouri 64111. ACIS is a wholly-owned subsidiary of American Century Companies, Inc.
           (b)           The following is a list of the directors and officers of ACIS as of April 5, 2023:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Joe Schultz	Director, President and Chief Executive Officer	none

Karen Heath-Wade	Director and Senior Vice President	none

Mark Najarian	Director and Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

John Pak	Senior Vice President and General Counsel	Senior Vice President and General Counsel

Brian Schappert	Senior Vice President	none

Erik Schneberger	Senior Vice President	none

Richard Smith	Senior Vice President	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

5

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Ward D. Stauffer	Secretary	Secretary

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Matthew Abatecola	Vice President	none

Robert Allen	Vice President	none

Xavier Allen	Vice President	none

Ryan Ander	Vice President	none

Paul Ardekani	Vice President	none

Grace Arnold	Vice President	none

Matthew Auer	Vice President	none

Julia Bartlett	Vice President	none

Stacey L. Belford	Vice President	none

Stacy Bernstein	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

Don Bonder	Vice President	none

Karyn Bostick	Vice President	none

Scott Boughton	Vice President	non

Michael Boutureira	Vice President	none

Emily Brockmeier	Vice President	none

Bruce W. Caldwell	Vice President	none

6

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Donell Chisolm	Vice President	none

Andrew Clark	Vice President	none

Douglas Comer	Vice President	none

Shawn Connor	Vice President	none

Chatten Cowherd	Vice President	none

Nicolas D’Alessandro	Vice President	none

Jesse Daniels	Vice President	none

Terry Daugherty	Vice President	none

Mario Davila	Vice President	none

Mark Davis	Vice President	none

Shane Dawe	Vice President	none

Ellen DeNicola	Vice President	none

Glenn Dial	Vice President	none

David P. Donovan	Vice President	none

Gabriel Dorman	Vice President	none

Ryan C. Dreier	Vice President	none

John Dudgeon	Vice President	none

Courtney Dunne	Vice President	none

Megan Ekleberry	Vice President	none

Kevin G. Eknaian	Vice President	none

Lee Ellwood	Vice President	none

Sean Ensminger	Vice President	none

Gregg Erdman	Vice President	none
7

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Christopher Evans	Vice President	none

Jill A. Farrell	Vice President	none

Alex Fishman	Vice President	none

Peter Foley	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Glenn Godin	Vice President	none

Stephen Gongola	Vice President	none

Wendy Goodyear	Vice President	none

Timothy R. Guay	Vice President	none

Brett G. Hart	Vice President	none

Marcela Holder	Vice President	none

Tom Horning	Vice President	none

Robert O. Houston	Vice President	none

Jennifer Ison	Vice President	none

Amanda Jacobi	Vice President	none

Angela Johnson	Vice President	none

Wylie Kain	Vice President	none

Robert J. Karas	Vice President	none

Delia Kiely	Vice President	none

Matthew S. Kives	Vice President	none

Matthew Kobata	Vice President	none

8

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant
Gary P. Kostuke	Vice President	none

Joshua Kurtz	Vice President	none

Kyle Langan	Vice President	none

Jeffrey Leone	Vice President	none

Dennis Logan	Vice President	none

Robert Macchi	Vice President	none

Chris Marra	Vice President	none

Brian Mayfield	Vice President	none

Evan Mayhew	Vice President	none

Walter McGhee	Vice President	none

Alastair McKibbin	Vice President	none

Tod McMichael	Vice President	none

Ariella Menegon	Vice President	none

Marek Michejda	Vice President	none

Roger Miller	Vice President	none

Sam Mielnik	Vice President	none

Erin Molle	Vice President	none

Nate Morris	Vice President	none

Susan M. Morris	Vice President	none

Jennifer Mulrooney	Vice President	none

Brian Munn	Vice President	none

Michael Nelligan	Vice President	none

Andrew Nepomuceno	Vice President	none
9

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Kelly A. Ness	Vice President	none

Krisha Newham	Vice President	none

John E. O’Connor	Vice President	none

Scott Pawlich	Vice President	none

David Perkins	Vice President	none

Christy A. Poe	Vice President	none

Nathaniel Proctor	Vice President	none

Blake Reardon	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

Daniel K. Richardson	Vice President	none

Gerald M. Rossi	Vice President	none

Brian Schweisberger	Vice President	none

Matthew Sennet	Vice President	none

Tracey L. Shank	Vice President	none

Amy D. Shelton	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer

Steven Silverman	Vice President	none

Anthony Strittholt	Vice President	none

Matthew Sullivan	Vice President	none

Michael T. Sullivan	Vice President	none

Michael Swank	Vice President	none

Michael Swezy	Vice President	none

Adam Tabor	Vice President	none
10

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Faiq Tahir	Vice President	none

Noah Tenenhaus	Vice President	none

Francis Tighe	Vice President	none

David Tondreault	Vice President	none

Ryan VanSickle	Vice President	none

Sean Walker	Vice President	none

Todd Williams	Vice President	none

John Brereton Young	Vice President	none

John Zimmerman	Vice President	none
* All addresses are 4500 Main Street, Kansas City, Missouri 64111.
(c)           Not applicable.
Item 33. Location of Accounts and Records– Not Applicable.
Item 34. Management Services – Not applicable.
Item 35. Undertakings – Not applicable.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 14th day of April, 2023.

American Century Variable Portfolios, Inc.
By: * ___________________________________ Patrick Bannigan President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

*	President (principal executive officer)	April 14, 2023
Patrick Bannigan

*	Chief Financial Officer and Treasurer (principal financial officer and principal accounting officer)	April 14, 2023
R. Wes Campbell

*	Director	April 14, 2023
Brian Bulatao

*	Director	April 14, 2023
Thomas W. Bunn

*	Director	April 14, 2023
Chris H. Cheesman

*	Director	April 14, 2023
Barry Fink

*	Director	April 14, 2023
Rajesh K. Gupta

*	Director	April 14, 2023
Lynn Jenkins

*	Director and Board Chair	April 14, 2023
Jan M. Lewis

*	Director	April 14, 2023
Gary C. Meltzer

SIGNATURE	TITLE	DATE

*	Director	April 14, 2023
Jonathan S. Thomas

*	Director	April 14, 2023
Stephen E. Yates

*By:	/s/ Evan C. Johnson
Evan C. Johnson
Attorney in Fact (pursuant to Power of Attorney effective December 7, 2022)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT
EXHIBIT (a)(26)	Articles of Amendment of American Century Variable Portfolios, Inc., dated March 1, 2023

EXHIBIT (d)(7)	Amendment No. 6 to the Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2023

EXHIBIT (d)(8)	Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc., effective as of May 1, 2023

EXHIBIT (e)(1)	Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of May 1, 2023

EXHIBIT (g)(11)	Amendment to Master Custodian Agreement, effective as of May 1, 2023

EXHIBIT (i)	Opinion and Consent of Counsel, dated April 14, 2023

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated April 13, 2023

EXHIBIT (m)	Amended and Restated Class II Master Distribution Plan, effective May 1, 2023

EXHIBIT (n)	Amended and Restated Multiple Class Plan, effective May 1, 2023

EXHIBIT – 101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document

EXHIBIT – 101.SCH	XBRL Taxonomy Extension Schema Document

EXHIBIT – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document

EXHIBIT – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EXHIBIT – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document